UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7492
                                                     ---------------------

         Nuveen Insured California Premium Income Municipal Fund 2, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: August 31
                                           ------------------

                  Date of reporting period: February 28, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT February 28, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds

     NUVEEN INSURED
 CALIFORNIA PREMIUM
   INCOME MUNICIPAL
         FUND, INC.
                NPC

     NUVEEN INSURED
 CALIFORNIA PREMIUM
   INCOME MUNICIPAL
       FUND 2, INC.
                NCL

  NUVEEN CALIFORNIA
     PREMIUM INCOME
     MUNICIPAL FUND
                NCU

  NUVEEN CALIFORNIA
 DIVIDEND ADVANTAGE
     MUNICIPAL FUND
                NAC

  NUVEEN CALIFORNIA
 DIVIDEND ADVANTAGE
   MUNICIPAL FUND 2
                NVX

  NUVEEN CALIFORNIA
 DIVIDEND ADVANTAGE
   MUNICIPAL FUND 3
                NZH

     NUVEEN INSURED
CALIFORNIA DIVIDEND
          ADVANTAGE
     MUNICIPAL FUND
                NKL

     NUVEEN INSURED
CALIFORNIA TAX-FREE
          ADVANTAGE
     MUNICIPAL FUND
                NKX


Photo of: Woman and man at the beach.
Photo of: A child.


DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


     Chairman's
           LETTER TO SHAREHOLDERS

     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


     comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.

     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     April 16, 2007

Nuveen Investments Municipal Closed-End Funds
(NPC, NCL, NCU, NAC, NVX, NZH, NKL, NKX)

Portfolio Manager's
        COMMENTS


Portfolio manager Scott Romans discusses key investment strategies and the six-month performance of these eight closed-end Nuveen California Funds. Scott, who joined Nuveen in 2000, has managed NCU, NAC, NVX, NZH, NKL and NKX since 2003. He assumed portfolio management responsibility for NPC and NCL in 2005.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE CALIFORNIA FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED FEBRUARY 28, 2007?

During this six-month period, we saw a modest increase in short-term interest rates, while longer-term rates continued to decline, resulting in further flattening of the yield curve. In this environment, where the yield curve remained the dominant market factor, we continued to emphasize a disciplined approach to duration1 management and yield curve positioning. As part of this approach, our purchases for the Funds' portfolios focused mainly on attractively priced bonds in the 20-year to 30-year part of the yield curve. We believed that bonds in this part of the curve generally offered better value and reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we also selectively sold holdings with shorter durations, including pre-refunded bonds and bonds with short maturities.

Our duration management strategies during this period also included the purchase of inverse floating rate trusts, a type of derivative financial instrument, in all eight of these California Funds. The inverse floaters had the dual benefit of increasing the Funds' distributable income and bringing their durations closer to our preferred strategic target. In past shareholder reports, we also have discussed the use of other derivatives as a duration management tool. Going into this reporting period, four of these California Funds--NPC, NCL, NAC and NVX--were using forward interest rate swaps to help manage net asset value (NAV) volatility. NAC also had purchased a small number of U.S. Treasury note futures contracts. As of February 28, 2007, these four Funds continued to use these derivatives, although we reduced the positions in NCL during this six-month period. (NCU, NZH, NKL and NKX did not use swaps during this period because we believed the durations of these Funds were adequately positioned relative to the general market.)

Overall, portfolio activity was relatively light during much of this period due to the fact that the rate environment was not advantageous for active trading. In watching the market for opportunities to add value to our portfolios, we focused mainly on premium


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

coupon - typically 5% bonds priced to 10-year calls. As the bond market continued to rally, especially in November and December 2006, we also purchased bonds with coupons in the 4% range which typically offered higher income.

We also continued to emphasize maintaining weightings of lower credit quality bonds in the four uninsured Funds (NCU, NAC, NVX, and NZH) and in NKL and NKX (which can invest up to 20% of their assets in uninsured investment-grade quality securities). We generally saw fewer attractively priced lower-rated credit offerings in the California market. Although California remained the largest state issuer of municipal debt in the nation, much of the new supply during this period was insured, and we did not find many opportunities outside the insured sector. Apart from credit, one area of the market in which we did continue to find value was the single family housing sector, where we purchased bonds for all four of the uninsured Funds as well as NKL.


HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen California Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE
For periods ended 2/28/07

                   CUMULATIVE                        ANNUALIZED
                   ----------        -------------------------------------------
UNINSURED FUNDS      6-MONTH         1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NCU                  3.45%            5.40%            6.87%             7.05%
--------------------------------------------------------------------------------
NAC                  3.16%            5.37%            7.40%             NA
--------------------------------------------------------------------------------
NVX                  3.04%            5.47%            7.13%             NA
--------------------------------------------------------------------------------
NZH                  3.38%            5.65%            7.49%             NA
--------------------------------------------------------------------------------
Lehman Brothers
CA Tax-Exempt
Bond Index2          3.01%            5.21%            5.29%             5.90%
--------------------------------------------------------------------------------
Lipper CA
Municipal Debt
Funds Average3       3.66%            6.15%            6.85%             6.41%
--------------------------------------------------------------------------------

2 The Lehman Brothers California Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade California municipal bonds, while the Lehman Brothers Insured California Tax-Exempt Bond Index is an unleveraged, unmanaged index containing a broad range of insured California municipal bonds. Results for the Lehman Brothers indexes do not reflect any expenses.

3 The Lipper California Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 25; 1 year, 25; 5 years, 15; and 10 years, 13. Fund and Lipper returns assume reinvestment of dividends.

                   CUMULATIVE                        ANNUALIZED
                   ----------        -------------------------------------------
INSURED FUNDS        6-MONTH         1-YEAR            5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NPC                  3.07%            4.86%            6.13%             6.42%
--------------------------------------------------------------------------------
NCL                  3.13%            5.22%            6.18%             6.70%
--------------------------------------------------------------------------------
NKL                  3.40%            5.60%            NA                NA
--------------------------------------------------------------------------------
NKX                  3.81%            5.79%            NA                NA
--------------------------------------------------------------------------------
Lehman Brothers
Insured CA
Tax-Exempt
Bond Index2          3.12%            5.28%            5.24%             5.99%
--------------------------------------------------------------------------------
Lipper Insured
CA Municipal Debt
Funds Average4       3.66%            5.87%            5.56%             6.15%
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended February 28, 2007, the cumulative returns on NAV for NCU, NAC and NZH outperformed the return on the Lehman Brothers California Tax-Exempt Bond Index while NVX performed in line. The six-month returns for all four of the Funds underperformed the average return of the Lipper California peer group for this period. Among the insured Funds, NKL and NKX exceeded the return on the Lehman Brothers Insured California Tax-Exempt Bond Index, while NPC and NCL performed in line with this index return. NKX outperformed the average return for the Lipper Insured California peer group, while NPC, NCL and NKL trailed this group average.

Factors that influenced the Funds' returns during this period included duration management, exposure to lower-rated credits (or credit risk) in the four uninsured Funds, as well as NKL, and NKX, sector allocations, the relative amount of advance refunding activity5, and the use of financial leverage.

As the yield curve continued to flatten over the course of this period, bonds with longer duration structures, including zero coupon and non-callable bonds, generally outperformed shorter duration bonds. Overall, these Funds were strategically well positioned in terms of duration, as our careful approach to duration management--including the use of inverse floaters and interest rate swaps--kept the Funds' durations close to their preferred range.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, the four uninsured Funds as well as NKL and NKX



4 The Lipper Insured California Municipal Debt Funds average is calculated using the returns of all closed-end funds in its category for each period as follows: 6 months, 13; 1 year, 13; 5 years, 8; and 10 years, 6. Fund and Lipper returns assume reinvestment of dividends.

5 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

(which can invest up to 20% of their assets in uninsured investment-grade quality securities) benefited from their allocations to lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-rated bonds, which drove up their value. (NPC and NCL, as 100% insured Funds, cannot hold any lower-rated credits.)

Among the lower-rated holdings making contributions to the returns of NCU, NAC, NVX, NZH, NKL and NKX were health care (including hospitals) credits and industrial development revenue bonds, which ranked as the top performing revenue sectors in the national Lehman Brothers Municipal Bond Index for this period. Bonds backed by the 1998 master tobacco settlement agreement, which comprised approximately 2% to 6% of the portfolios of these six Funds as of February 28, 2007, also performed well during this period.

We also continued to see positive contributions from advance refunding activity, which benefited these Funds through price appreciation and enhanced credit quality. Some of the performance differential among these eight Funds can be attributed to the relative amounts of advance refundings they experienced during this period, with NVX having the fewest bonds pre-refunded (as a percentage of its portfolio) among the uninsured Funds. Among the insured Funds, NKX had more than three times the amount of advance refundings than the other three insured Funds.

At the same time, holdings of older, previously pre-refunded bonds tended to underperform the general municipal market during this period, due primarily to their shorter effective maturities and higher credit quality. Among these eight Funds, NAC and NVX had the heaviest allocations of pre-refunded bonds entering into this period.

Another factor in the six-month performance of these Funds, especially relative to the performances of the unleveraged Lehman Brothers California Tax-Exempt Bond Index and Lehman Brothers Insured California Tax-Exempt Bond Index, was the use of financial leverage. While leverage can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. Over this period, our leveraging strategy had a positive impact on the results of these eight Funds.

Dividend and Share Price
       INFORMATION



The dividends of all eight of these California Funds remained stable over the six-month reporting period ended February 28, 2007.

Due to normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2006 as follows:

                                               SHORT-TERM CAPITAL GAINS
             LONG-TERM CAPITAL GAINS             AND/OR ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NPC                          $0.0754                            $0.0058
--------------------------------------------------------------------------------
NCU                          $0.0308                                 --
--------------------------------------------------------------------------------
NAC                          $0.0533                                 --
--------------------------------------------------------------------------------
NKL                          $0.0026                                 --
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of February 28, 2007, NPC and NCL had positive UNII balances for both financial statement and, based on our best estimates, tax purposes, while the other six Funds had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             2/28/07                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NPC                           -3.14%                             -3.10%
--------------------------------------------------------------------------------
NCL                           -5.09%                             -5.35%
--------------------------------------------------------------------------------
NCU                           -3.93%                             -4.84%
--------------------------------------------------------------------------------
NAC                           +1.92%                             +1.48%
--------------------------------------------------------------------------------
NVX                           -1.23%                             -1.26%
--------------------------------------------------------------------------------
NZH                           -0.13%                             -0.07%
--------------------------------------------------------------------------------
NKL                           -1.15%                             +0.21%
--------------------------------------------------------------------------------
NKX                           -2.64%                             -1.72%
--------------------------------------------------------------------------------

Nuveen Insured California Premium Income Municipal Fund, Inc.
NPC

Performance
     OVERVIEW As of February 28, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          67%
U.S. Guaranteed                  33%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                            0.067
Apr                            0.067
May                            0.067
Jun                           0.0635
Jul                           0.0635
Aug                           0.0635
Sep                           0.0605
Oct                           0.0605
Nov                           0.0605
Dec                           0.0605
Jan                           0.0605
Feb                           0.0605

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       16.25
                              15.9
                              15.62
                              15.28
                              15.35
                              15.39
                              15.42
                              15.84
                              15.51
                              15.61
                              15.86
                              15.69
                              15.41
                              15.03
                              14.73
                              14.83
                              14.82
                              14.77
                              14.68
                              14.83
                              14.61
                              14.61
                              14.78
                              14.79
                              14.97
                              14.95
                              15.07
                              15.03
                              14.99
                              14.92
                              15.51
                              15.32
                              15.32
                              15.01
                              14.98
                              14.81
                              14.89
                              15.02
                              15.05
                              15.11
                              15.24
                              15.79
                              15.2
                              15.06
                              15.03
                              15.15
                              15.29
                              15.14
                              14.95
                              15.1
                              15.07
                              15.21
                              15.1
2/28/07                       15.12


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.12
------------------------------------
Common Share
Net Asset Value               $15.61
------------------------------------
Premium/(Discount) to NAV     -3.14%
------------------------------------
Market Yield                   4.80%
------------------------------------
Taxable-Equivalent Yield1      7.35%
------------------------------------
Net Assets Applicable
to Common Shares ($000)     $100,794
------------------------------------
Average Effective Maturity
on Securities (Years)          14.94
------------------------------------
Leverage-Adjusted Duration      8.56
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/19/92)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.24%         3.07%
------------------------------------
1-Year         -0.40%         4.86%
------------------------------------
5-Year          5.48%         6.13%
------------------------------------
10-Year         7.16%         6.42%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                33.2%
------------------------------------
Tax Obligation/General         23.6%
------------------------------------
Tax Obligation/Limited         16.6%
------------------------------------
Water and Sewer                16.6%
------------------------------------
Other                          10.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0812 per share.

Nuveen Insured California Premium Income Municipal Fund 2, Inc.
NCL

Performance
     OVERVIEW As of February 28, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          77%
U.S. Guaranteed                  23%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                           0.0625
Apr                           0.0625
May                           0.0625
Jun                            0.059
Jul                            0.059
Aug                            0.059
Sep                            0.056
Oct                            0.056
Nov                            0.056
Dec                            0.056
Jan                            0.056
Feb                            0.056

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       15.17
                              15.05
                              14.71
                              14.76
                              14.66
                              14.62
                              14.53
                              14.79
                              14.5
                              14.42
                              14.46
                              14.18
                              14.13
                              14.13
                              14.12
                              14.15
                              13.97
                              14.03
                              13.79
                              13.97
                              13.69
                              13.69
                              14.14
                              14.21
                              14.12
                              14.19
                              14.21
                              14.24
                              14.22
                              14.19
                              14.29
                              14.35
                              14.27
                              14.3
                              14.14
                              14.08
                              14.14
                              14.21
                              14.08
                              14.13
                              14.21
                              14.46
                              14.28
                              14.27
                              14.26
                              14.25
                              14.29
                              14.2
                              14.12
                              14.17
                              14.25
                              14.26
                              14.26
2/28/07                       14.35


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.35
------------------------------------
Common Share
Net Asset Value               $15.12
------------------------------------
Premium/(Discount) to NAV     -5.09%
------------------------------------
Market Yield                   4.68%
------------------------------------
Taxable-Equivalent Yield1      7.17%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $192,243
------------------------------------
Average Effective Maturity
on Securities (Years)          15.83
------------------------------------
Leverage-Adjusted Duration      7.96
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.53%         3.13%
------------------------------------
1-Year         -0.14%         5.22%
------------------------------------
5-Year          5.19%         6.18%
------------------------------------
10-Year         6.93%         6.70%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.3%
------------------------------------
U.S. Guaranteed                22.6%
------------------------------------
Tax Obligation/General         16.2%
------------------------------------
Water and Sewer                14.5%
------------------------------------
Utilities                       6.5%
------------------------------------
Other                          12.9%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen California Premium Income Municipal Fund
NCU

Performance
      OVERVIEW As of February 28, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              67%
AA                                6%
A                                10%
BBB                              12%
BB or Lower                       4%
N/R                               1%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0635
Apr                           0.0635
May                           0.0635
Jun                           0.0595
Jul                           0.0595
Aug                           0.0595
Sep                           0.0565
Oct                           0.0565
Nov                           0.0565
Dec                           0.0565
Jan                           0.0565
Feb                           0.0565

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       14.25
                              13.96
                              13.92
                              14.03
                              14.1
                              13.9
                              13.87
                              13.67
                              13.55
                              13.66
                              14.05
                              14.04
                              13.95
                              13.85
                              13.98
                              13.67
                              13.4
                              13.11
                              13.16
                              13.32
                              13.3
                              13.4
                              13.83
                              13.88
                              13.66
                              13.97
                              13.99
                              14.01
                              13.8
                              13.91
                              14
                              13.93
                              13.85
                              13.79
                              13.71
                              13.73
                              13.83
                              13.85
                              13.85
                              13.92
                              13.92
                              14.03
                              13.99
                              14.01
                              13.99
                              14.15
                              14.12
                              14.18
                              13.99
                              14.11
                              14.39
                              14.12
                              14.05
2/28/07                       14.18


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.18
------------------------------------
Common Share
Net Asset Value               $14.76
------------------------------------
Premium/(Discount) to NAV     -3.93%
------------------------------------
Market Yield                   4.78%
------------------------------------
Taxable-Equivalent Yield1      7.32%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $85,223
------------------------------------
Average Effective Maturity
on Securities (Years)          16.69
------------------------------------
Leverage-Adjusted Duration      7.87
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.91%         3.45%
------------------------------------
1-Year          5.66%         5.40%
------------------------------------
5-Year          6.60%         6.87%
------------------------------------
10-Year         7.29%         7.05%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         32.0%
------------------------------------
Tax Obligation/General         19.4%
------------------------------------
U.S. Guaranteed                12.9%
------------------------------------
Water and Sewer                11.8%
------------------------------------
Health Care                     9.5%
------------------------------------
Other                          14.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0308 per share.

Nuveen California Dividend Advantage Municipal Fund
NAC

Performance
     OVERVIEW As of February 28, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              72%
AA                                2%
A                                11%
BBB                               8%
N/R                               7%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0745
Apr                           0.0745
May                           0.0745
Jun                           0.0705
Jul                           0.0705
Aug                           0.0705
Sep                           0.0675
Oct                           0.0675
Nov                           0.0675
Dec                           0.0675
Jan                           0.0675
Feb                           0.0675

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       16.16
                              16.01
                              16
                              15.84
                              15.65
                              15.74
                              15.57
                              15.01
                              15.23
                              15.24
                              15.63
                              15.34
                              15.23
                              15.7
                              15.87
                              15.63
                              15.25
                              15.21
                              15.18
                              15.45
                              15.28
                              15.45
                              15.46
                              15.89
                              15.87
                              15.53
                              15.73
                              15.88
                              15.69
                              15.74
                              15.8
                              16
                              15.9
                              15.66
                              15.71
                              15.62
                              15.72
                              15.6
                              15.68
                              15.87
                              16.24
                              16.21
                              15.67
                              15.67
                              15.9
                              15.73
                              15.78
                              16.02
                              16.01
                              16
                              16.03
                              15.84
                              15.89
2/28/07                       15.92


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.92
------------------------------------
Common Share
Net Asset Value               $15.62
------------------------------------
Premium/(Discount) to NAV      1.92%
------------------------------------
Market Yield                   5.09%
------------------------------------
Taxable-Equivalent Yield1      7.79%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $366,471
------------------------------------
Average Effective Maturity
on Securities (Years)          15.32
------------------------------------
Leverage-Adjusted Duration      7.45
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
------------------------------------

           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.59%         3.16%
------------------------------------
1-Year          5.20%         5.37%
------------------------------------
5-Year          8.72%         7.40%
------------------------------------
Since
Inception       7.20%         7.44%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                26.0%
------------------------------------
Tax Obligation/Limited         18.9%
------------------------------------
Tax Obligation/General         13.7%
------------------------------------
Transportation                 12.6%
------------------------------------
Health Care                     6.8%
------------------------------------
Water and Sewer                 5.7%
------------------------------------
Utilities                       5.7%
------------------------------------
Housing/Multifamily             5.5%
------------------------------------
Other                           5.1%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0533 per share.

Nuveen California Dividend Advantage Municipal Fund 2
NVX

Performance
     OVERVIEW As of February 28, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              73%
AA                                1%
A                                11%
BBB                               8%
N/R                               7%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                           0.0685
Apr                           0.0685
May                           0.0685
Jun                           0.0655
Jul                           0.0655
Aug                           0.0655
Sep                           0.0655
Oct                           0.0655
Nov                           0.0655
Dec                           0.0655
Jan                           0.0655
Feb                           0.0655

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       14.9
                              14.63
                              14.67
                              14.55
                              14.51
                              14.55
                              14.41
                              14.35
                              14.42
                              14.35
                              14.65
                              14.67
                              14.75
                              14.73
                              14.9
                              14.75
                              14.49
                              14.14
                              14.15
                              14.2
                              14.19
                              14.17
                              14.7
                              14.81
                              14.69
                              14.75
                              14.8
                              14.99
                              15.07
                              15.02
                              15.22
                              15.25
                              15.03
                              14.97
                              14.81
                              14.91
                              15.18
                              15.14
                              15.29
                              15.15
                              15.37
                              15.34
                              15.12
                              15.25
                              15.49
                              15.4
                              15.31
                              15.13
                              15.2
                              15.46
                              15.4
                              15.23
                              15.12
2/28/07                       15.24

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.24
------------------------------------
Common Share
Net Asset Value               $15.43
------------------------------------
Premium/(Discount) to NAV     -1.23%
------------------------------------
Market Yield                   5.16%
------------------------------------
Taxable-Equivalent Yield1      7.90%
------------------------------------
Net Assets Applicable
to Common Shares ($000)     $228,237
------------------------------------
Average Effective Maturity
on Securities (Years)          14.67
------------------------------------
Leverage-Adjusted Duration      8.39
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.57%         3.04%
------------------------------------
1-Year          7.70%         5.47%
------------------------------------
5-Year          7.60%         7.13%
------------------------------------
Since
Inception       6.51%         7.28%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                20.7%
------------------------------------
Tax Obligation/Limited         20.7%
------------------------------------
Water and Sewer                10.3%
------------------------------------
Education and Civic
   Organizations               10.1%
------------------------------------
Tax Obligation/General          9.6%
------------------------------------
Health Care                     7.9%
------------------------------------
Transportation                  6.8%
------------------------------------
Housing/Multifamily             6.7%
------------------------------------
Other                           7.2%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen California Dividend Advantage Municipal Fund 3
NZH

Performance
     OVERVIEW As of February 28, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              68%
AA                                1%
A                                14%
BBB                               8%
N/R                               9%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.068
Apr                            0.068
May                            0.068
Jun                           0.0655
Jul                           0.0655
Aug                           0.0655
Sep                           0.0655
Oct                           0.0655
Nov                           0.0655
Dec                           0.0655
Jan                           0.0655
Feb                           0.0655

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       14.71
                              14.56
                              14.4
                              14.41
                              14.29
                              14.5
                              14.5
                              14.2
                              14.11
                              14.3
                              14.39
                              14.31
                              14.38
                              14.45
                              14.52
                              14.43
                              14.22
                              14.07
                              14.11
                              14.16
                              14.13
                              14.22
                              14.4
                              14.54
                              14.55
                              14.6
                              14.67
                              14.78
                              14.93
                              14.82
                              14.94
                              14.86
                              14.96
                              14.7
                              14.92
                              14.95
                              14.98
                              15.01
                              15.07
                              15.1
                              15.14
                              15.15
                              15.08
                              15.25
                              15.5
                              15.32
                              15.25
                              15.21
                              15.15
                              15.23
                              15.28
                              15.05
                              15.05
2/28/07                       15.12

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.12
------------------------------------
Common Share
Net Asset Value               $15.14
------------------------------------
Premium/(Discount) to NAV     -0.13%
------------------------------------
Market Yield                   5.20%
------------------------------------
Taxable-Equivalent Yield1      7.96%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $365,300
------------------------------------
Average Effective Maturity
on Securities (Years)          16.07
------------------------------------
Leverage-Adjusted Duration      7.62
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.56%         3.38%
------------------------------------
1-Year          8.94%         5.65%
------------------------------------
5-Year          8.24%         7.49%
------------------------------------
Since
Inception       6.38%         6.97%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.2%
------------------------------------
Tax Obligation/General         15.8%
------------------------------------
U.S. Guaranteed                10.8%
------------------------------------
Health Care                    10.2%
------------------------------------
Water and Sewer                 8.4%
------------------------------------
Utilities                       7.3%
------------------------------------
Transportation                  6.9%
------------------------------------
Housing/Multifamily             6.5%
------------------------------------
Other                           6.9%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Insured California Dividend Advantage Municipal Fund
NKL

Performance
      OVERVIEW As of February 28, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          73%
U.S. Guaranteed                  13%
GNMA/FNMA Guaranteed              1%
A (Uninsured)                     7%
BBB (Uninsured)                   6%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                            0.068
Jul                            0.068
Aug                            0.068
Sep                            0.065
Oct                            0.065
Nov                            0.065
Dec                            0.065
Jan                            0.065
Feb                            0.065

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       15.25
                              15.2
                              15.27
                              15.09
                              15.41
                              15.28
                              15.2
                              15.24
                              15.36
                              15.29
                              15.4
                              15.35
                              15.14
                              15.42
                              15.46
                              15.46
                              15.02
                              14.85
                              14.57
                              14.85
                              14.92
                              14.86
                              15.08
                              15.3
                              15.35
                              15.46
                              15.51
                              15.64
                              15.38
                              15.35
                              15.53
                              15.7
                              15.71
                              15.64
                              15.69
                              15.55
                              15.58
                              15.61
                              15.47
                              15.5
                              15.71
                              15.98
                              15.52
                              15.68
                              15.82
                              15.67
                              15.63
                              15.54
                              15.4
                              15.48
                              15.44
                              15.4
                              15.31
2/28/07                       15.45


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.45
------------------------------------
Common Share
Net Asset Value               $15.63
------------------------------------
Premium/(Discount) to NAV     -1.15%
------------------------------------
Market Yield                   5.05%
------------------------------------
Taxable-Equivalent Yield1      7.73%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $238,698
------------------------------------
Average Effective Maturity
on Securities (Years)          16.97
------------------------------------
Leverage-Adjusted Duration      7.16
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    0.91%         3.40%
------------------------------------
1-Year          6.77%         5.60%
------------------------------------
Since
Inception       6.96%         8.00%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         29.0%
------------------------------------
Tax Obligation/General         18.5%
------------------------------------
U.S. Guaranteed                12.7%
------------------------------------
Utilities                      12.0%
------------------------------------
Water and Sewer                11.6%
------------------------------------
Education and Civic
   Organizations                3.8%
------------------------------------
Other                          12.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0026 per share.

Nuveen Insured California Tax-Free Advantage Municipal Fund
NKX

Performance
     OVERVIEW As of February 28, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          69%
U.S. Guaranteed                  16%
A (Uninsured)                     9%
BBB (Uninsured)                   6%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.063
Apr                            0.063
May                            0.063
Jun                            0.059
Jul                            0.059
Aug                            0.059
Sep                            0.059
Oct                            0.059
Nov                            0.059
Dec                            0.059
Jan                            0.059
Feb                            0.059

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/01/06                       14.4
                              14.47
                              14.32
                              14.13
                              14.37
                              14.4
                              14.52
                              14.49
                              14.3
                              14.43
                              14.49
                              14.02
                              14.15
                              14.18
                              14.89
                              14.43
                              14
                              13.69
                              13.68
                              13.79
                              13.36
                              13.99
                              14.28
                              14.45
                              14.54
                              14.05
                              13.96
                              14.25
                              14.33
                              14.52
                              14.56
                              14.5
                              14.62
                              14.31
                              14.22
                              14.34
                              14.5
                              14.65
                              14.45
                              14.6
                              14.68
                              14.85
                              14.8
                              15.09
                              15.01
                              15.03
                              15.22
                              15
                              15.44
                              15
                              14.95
                              14.77
                              14.67
2/28/07                       14.73

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.73
------------------------------------
Common Share
Net Asset Value               $15.13
------------------------------------
Premium/(Discount) to NAV     -2.64%
------------------------------------
Market Yield                   4.81%
------------------------------------
Taxable-Equivalent Yield1      7.37%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $89,029
------------------------------------
Average Effective Maturity
on Securities (Years)          17.04
------------------------------------
Leverage-Adjusted Duration      7.39
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.72%         3.81%
------------------------------------
1-Year          7.02%         5.79%
------------------------------------
Since
Inception       5.32%         7.00%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.0%
------------------------------------
Tax Obligation/General         24.4%
------------------------------------
U.S. Guaranteed                16.3%
------------------------------------
Water and Sewer                 8.4%
------------------------------------
Health Care                     7.3%
------------------------------------
Transportation                  6.7%
------------------------------------
Other                           9.9%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

               Shareholder
                      MEETING REPORT

               The meeting was held in the offices of Nuveen Investments on November 14, 2006.

                                              NPC                              NCL                                 NCU
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                        Common and                          Common and
                                MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                shares voting    shares voting    shares voting    shares voting      shares voting    shares voting
                                     together         together         together         together           together         together
                                   as a class       as a class       as a class       as a class         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                              5,917,713               --       11,697,483               --          5,425,315               --
   Withhold                            57,359               --           97,309               --             70,767               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,975,072               --       11,794,792               --          5,496,082               --
====================================================================================================================================
Lawrence H. Brown
   For                              5,913,913               --       11,698,246               --          5,427,115               --
   Withhold                            61,159               --           96,546               --             68,967               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,975,072               --       11,794,792               --          5,496,082               --
====================================================================================================================================
Jack B. Evans
   For                              5,918,113               --       11,695,573               --          5,425,235               --
   Withhold                            56,959               --           99,219               --             70,847               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,975,072               --       11,794,792               --          5,496,082               --
====================================================================================================================================
William C. Hunter
   For                              5,918,113               --       11,697,883               --          5,427,504               --
   Withhold                            56,959               --           96,909               --             68,578               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,975,072               --       11,794,792               --          5,496,082               --
====================================================================================================================================
David J. Kundert
   For                              5,918,113               --       11,694,938               --          5,427,310               --
   Withhold                            56,959               --           99,854               --             68,772               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,975,072               --       11,794,792               --          5,496,082               --
====================================================================================================================================
William J. Schneider
   For                                     --            1,547               --            3,131                 --            1,441
   Withhold                                --                2               --               19                 --               46
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            1,549               --            3,150                 --            1,487
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --            1,547               --            3,131                 --            1,441
   Withhold                                --                2               --               19                 --               46
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            1,549               --            3,150                 --            1,487
====================================================================================================================================
Judith M. Stockdale
   For                              5,914,813               --       11,698,638               --          5,424,297               --
   Withhold                            60,259               --           96,154               --             71,785               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,975,072               --       11,794,792               --          5,496,082               --
====================================================================================================================================
Eugene S. Sunshine
   For                              5,918,377               --       11,697,883               --          5,427,310               --
   Withhold                            56,695               --           96,909               --             68,772               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,975,072               --       11,794,792               --          5,496,082               --
====================================================================================================================================

                                             NAC                               NVX                                 NZH
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                        Common and                          Common and
                                MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                shares voting    shares voting    shares voting    shares voting      shares voting    shares voting
                                     together         together         together         together           together         together
                                   as a class       as a class       as a class       as a class         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                             22,406,788               --       14,118,025               --         22,812,738               --
   Withhold                           225,819               --          214,421               --            139,303               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           22,632,607               --       14,332,446               --         22,952,041               --
====================================================================================================================================
Lawrence H. Brown
   For                             22,376,172               --       14,118,525               --         22,818,945               --
   Withhold                           256,435               --          213,921               --            133,096               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           22,632,607               --       14,332,446               --         22,952,041               --
====================================================================================================================================
Jack B. Evans
   For                             22,404,302               --       14,117,445               --         22,809,677               --
   Withhold                           228,305               --          215,001               --            142,364               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           22,632,607               --       14,332,446               --         22,952,041               --
====================================================================================================================================
William C. Hunter
   For                             22,405,248               --       14,110,995               --         22,819,487               --
   Withhold                           227,359               --          221,451               --            132,554               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           22,632,607               --       14,332,446               --         22,952,041               --
====================================================================================================================================
David J. Kundert
   For                             22,408,462               --       14,119,325               --         22,814,887               --
   Withhold                           224,145               --          213,121               --            137,154               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           22,632,607               --       14,332,446               --         22,952,041               --
====================================================================================================================================
William J. Schneider
   For                                     --            6,219               --            3,888                 --            6,595
   Withhold                                --               44               --               --                 --                2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            6,263               --            3,888                 --            6,597
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --            6,219               --            3,888                 --            6,595
   Withhold                                --               44               --               --                 --                2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --            6,263               --            3,888                 --            6,597
====================================================================================================================================
Judith M. Stockdale
   For                             22,395,121               --       14,111,375               --         22,801,876               --
   Withhold                           237,486               --          221,071               --            150,165               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           22,632,607               --       14,332,446               --         22,952,041               --
====================================================================================================================================
Eugene S. Sunshine
   For                             22,401,735               --       14,119,325               --         22,820,388               --
   Withhold                           230,872               --          213,121               --            131,653               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           22,632,607               --       14,332,446               --         22,952,041               --
====================================================================================================================================

                        Shareholder
                               MEETING REPORT (continued)

                                                                                NKL                                NKX
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                     Common and                          Common and
                                                                  MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred
                                                                  shares voting    shares voting      shares voting    shares voting
                                                                       together         together           together         together
                                                                     as a class       as a class         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                                               14,596,332               --          5,548,488               --
   Withhold                                                             122,709               --            102,534               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             14,719,041               --          5,651,022               --
====================================================================================================================================
Lawrence H. Brown
   For                                                               14,596,332               --          5,547,688               --
   Withhold                                                             122,709               --            103,334               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             14,719,041               --          5,651,022               --
====================================================================================================================================
Jack B. Evans
   For                                                               14,593,932               --          5,548,488               --
   Withhold                                                             125,109               --            102,534               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             14,719,041               --          5,651,022               --
====================================================================================================================================
William C. Hunter
   For                                                               14,590,998               --          5,562,488               --
   Withhold                                                             128,043               --             88,534               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             14,719,041               --          5,651,022               --
====================================================================================================================================
David J. Kundert
   For                                                               14,596,332               --          5,548,488               --
   Withhold                                                             122,709               --            102,534               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             14,719,041               --          5,651,022               --
====================================================================================================================================
William J. Schneider
   For                                                                       --            3,804                 --            1,480
   Withhold                                                                  --               18                 --               13
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --            3,822                 --            1,493
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                       --            3,804                 --            1,480
   Withhold                                                                  --               18                 --               13
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --            3,822                 --            1,493
====================================================================================================================================
Judith M. Stockdale
   For                                                               14,592,632               --          5,541,888               --
   Withhold                                                             126,409               --            109,134               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             14,719,041               --          5,651,022               --
====================================================================================================================================
Eugene S. Sunshine
   For                                                               14,590,598               --          5,562,488               --
   Withhold                                                             128,443               --             88,534               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             14,719,041               --          5,651,022               --
====================================================================================================================================

                        Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 6.5% (4.5% OF TOTAL INVESTMENTS)

$       2,125   California Educational Facilities Authority, Student Loan Revenue     3/08 at 102.00         Aaa     $    2,194,891
                 Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 -
                 MBIA Insured (Alternative Minimum Tax)

        2,500   California State University, Systemwide Revenue Bonds,                5/14 at 100.00         AAA          2,699,775
                 Series 2004A, 5.000%, 11/01/18 - FSA Insured

        1,500   California State University, Systemwide Revenue Bonds,                5/15 at 100.00         AAA          1,610,670
                 Series 2005A, 5.000%, 11/01/25 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,125   Total Education and Civic Organizations                                                                   6,505,336
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 4.6% (3.2% OF TOTAL INVESTMENTS)

        3,000   California Health Facilities Financing Authority, Insured             8/08 at 101.00         AAA          3,094,140
                 Revenue Bonds, Sutter Health, Series 1998A, 5.375%, 8/15/30 -
                 MBIA Insured

        1,500   California Statewide Community Development Authority,                 8/09 at 101.00         AAA          1,577,610
                 Certificates of Participation, Sutter Health Obligated Group,
                 Series 1999, 5.500%, 8/15/19 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,500   Total Health Care                                                                                         4,671,750
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.3% (0.2% OF TOTAL INVESTMENTS)

          225   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            242,237
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)

          115   California Housing Finance Agency, Single Family Mortgage             8/07 at 102.00         AAA            117,424
                 Bonds II, Series 1997A-1, 6.000%, 8/01/20 - MBIA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          340   Total Housing/Single Family                                                                                 359,661
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 34.1% (23.6% OF TOTAL INVESTMENTS)

                 Bonita Unified School District, San Diego County, California,
                 General Obligation Bonds, Series 2004A:
        1,890     5.250%, 8/01/23 - MBIA Insured                                      8/14 at 100.00         AAA          2,058,134
        1,250     5.250%, 8/01/25 - MBIA Insured                                      8/14 at 100.00         AAA          1,361,200

        2,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA          2,017,520
                 Series 2001BZ, 5.375%, 12/01/24 - MBIA Insured (Alternative
                 Minimum Tax)

                El Segundo Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2004:
        2,580    5.250%, 9/01/21 - FGIC Insured                                       9/14 at 100.00         AAA          2,818,856
        1,775    5.250%, 9/01/22 - FGIC Insured                                       9/14 at 100.00         AAA          1,939,330

        1,225   Fresno Unified School District, Fresno County, California,            2/13 at 103.00         AAA          1,442,732
                 General Obligation Refunding Bonds, Series 1998A,
                 6.550%, 8/01/20 - MBIA Insured

        1,180   Jurupa Unified School District, Riverside County, California,         8/13 at 100.00         AAA          1,265,928
                 General Obligation Bonds, Series 2004, 5.000%, 8/01/21 -
                 FGIC Insured

        1,130   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA          1,217,236
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/24 - FSA Insured

        1,690   Los Angeles Unified School District, Los Angeles County,              7/16 at 100.00         AAA          1,780,500
                 California, General Obligation Bonds, Series 2006B,
                 4.750%, 7/01/25 - FGIC Insured (UB)

        3,000   Pomona Unified School District, Los Angeles County,                   8/11 at 103.00         AAA          3,429,030
                 California, General Obligation Refunding Bonds, Series 1997A,
                 6.500%, 8/01/19 - MBIA Insured

          160   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            171,758
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        3,000   Sacramento City Unified School District, Sacramento County,           7/15 at 100.00         Aaa          3,218,550
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 7/01/27 - MBIA Insured


                                       21

                        Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                San Diego Unified School District, San Diego County, California,
                General Obligation Bonds, Election of 1998, Series 2001C:
$       1,335    5.000%, 7/01/21 - FSA Insured                                        7/11 at 102.00         AAA     $    1,428,957
        3,500    5.000%, 7/01/22 - FSA Insured                                        7/11 at 102.00         AAA          3,746,330
        4,895    5.000%, 7/01/23 - FSA Insured                                        7/11 at 102.00         AAA          5,239,510

        1,234   San Diego Unified School District, San Diego County, California,      7/16 at 101.00         AAA          1,260,926
                 General Obligation Bonds, Series 2006F-1, 4.500%, 7/01/29 -
                 FSA Insured (UB)

------------------------------------------------------------------------------------------------------------------------------------
       31,844   Total Tax Obligation/General                                                                             34,396,497
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 24.0% (16.6% OF TOTAL INVESTMENTS)

        1,000   Brea and Olinda Unified School District, Orange County,               8/11 at 101.00         AAA          1,054,200
                 California, Certificates of Participation Refunding,
                 Series 2002A, 5.125%, 8/01/26 - FSA Insured

                California Infrastructure Economic Development Bank, Revenue
                Bonds, North County Center for Self-Sufficiency Corporation,
                Series 2004:
        1,215    5.000%, 12/01/19 - AMBAC Insured                                    12/13 at 100.00         AAA          1,295,591
        1,615    5.000%, 12/01/21 - AMBAC Insured                                    12/13 at 100.00         AAA          1,718,069

          195   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            209,600
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

          595   San Diego Unified School District, San Diego County, California,      7/16 at 101.00         AAA            642,195
                 General Obligation Bonds, Series 2006G-1, 4.500%, 7/01/29 -
                 FSA Insured (UB)

        1,900   Corona-Norco Unified School District, Riverside County,               9/12 at 100.00         AAA          2,015,121
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2002, 5.100%, 9/01/25 - AMBAC Insured

        5,000   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA          5,230,200
                 Department of Public Services Facility Phase II, Series 2001,
                 5.250%, 1/01/34 - AMBAC Insured

          435   Indian Wells Redevelopment Agency, California, Tax Allocation         9/13 at 100.00         AAA            466,011
                 Bonds, Consolidated Whitewater Project Area, Series 2003A,
                 5.000%, 9/01/20 - AMBAC Insured

          345   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            366,732
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

          895   Los Angeles Community Redevelopment Agency, California,              12/14 at 100.00         AAA            960,621
                 Tax Allocation Bonds, Bunker Hill Project, Series 2004A,
                 5.000%, 12/01/20 - FSA Insured

          165   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            175,149
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          205   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            216,330
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        3,000   Santa Clara County Financing Authority, California, Lease            11/07 at 102.00         AAA          3,082,710
                 Revenue Bonds, VMC Facility Replacement Project,
                 Series 1997A, 5.000%, 11/15/22 - AMBAC Insured

        3,565   Sweetwater Union High School District Public Financing                9/15 at 100.00         AAA          3,810,664
                 Authority, California, Special Tax Revenue Bonds, Series 2005A,
                 5.000%, 9/01/25 - FSA Insured

        2,805   Yucaipa-Calimesa Joint Unified School District, San Bernardino       10/11 at 100.00         AAA          2,917,312
                 County, California, General Obligation Refunding Bonds,
                 Series 2001A, 5.000%, 10/01/31 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,935   Total Tax Obligation/Limited                                                                             24,160,505
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 2.5% (1.8% OF TOTAL INVESTMENTS)

        2,400   San Diego Unified Port District, California, Revenue Bonds,           9/14 at 100.00         AAA          2,543,952
                 Series 2004B, 5.000%, 9/01/29 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 48.0% (33.2% OF TOTAL INVESTMENTS) (4)

$       2,000   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA     $    2,131,820
                 Department of Health Services, Series 1999A,
                 5.750%, 11/01/24 (Pre-refunded 11/01/09) - MBIA Insured

                California, Various Purpose General Obligation Bonds, Series 2000:
        7,995    5.750%, 3/01/22 (Pre-refunded 3/01/10) - MBIA Insured                3/10 at 101.00         AAA          8,567,442
        2,000    5.750%, 3/01/27 (Pre-refunded 3/01/10) - MBIA Insured                3/10 at 101.00         AAA          2,143,200

        2,500   Fresno Unified School District, Fresno County, California,            8/09 at 102.00         AAA          2,621,025
                 General Obligation Bonds, Series 2001A, 5.125%, 8/01/26 -
                 FSA Insured (ETM)

        6,000   Huntington Park Redevelopment Agency, California, Single                No Opt. Call         AAA          8,502,240
                 Family Residential Mortgage Revenue Refunding Bonds,
                 Series 1986A, 8.000%, 12/01/19 (ETM)

          965   Indian Wells Redevelopment Agency, California, Tax Allocation         9/13 at 100.00         Aaa          1,046,137
                 Bonds, Consolidated Whitewater Project Area, Series 2003A,
                 5.000%, 9/01/20 (Pre-refunded 9/01/13) - AMBAC Insured

        5,135   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          6,769,522
                 Single Family Restructured Mortgage Revenue Bonds,
                 Series 1986A, 8.000%, 3/01/16 (Alternative Minimum
                 Tax) (ETM)

        6,220   Riverside County, California, GNMA Mortgage-Backed Securities           No Opt. Call         AAA          9,379,886
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1987A, 9.000%, 5/01/21 (Alternative Minimum
                 Tax) (ETM)

          750   Sacramento County Sanitation District Financing Authority,           12/14 at 100.00         AAA            820,860
                 California, Revenue Bonds, Series 2004A, 5.000%, 12/01/21
                 (Pre-refunded 12/01/14) - AMBAC Insured

        1,485   San Jose, California, Single Family Mortgage Revenue Bonds,             No Opt. Call         AAA          1,985,668
                 Series 1985A, 9.500%, 10/01/13 (ETM)

        2,150   Santa Clara Valley Water District, California, Water Utility          6/10 at 100.00         AAA          2,253,544
                 System Revenue Bonds, Series 2000A, 5.125%, 6/01/31
                 (Pre-refunded 6/01/10) - FGIC Insured

        2,000   University of California, Revenue Bonds, Multi-Purpose Projects,      9/10 at 101.00         AAA          2,118,340
                 Series 2002O, 5.125%, 9/01/31 (Pre-refunded 9/01/10) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       39,200   Total U.S. Guaranteed                                                                                    48,339,684
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 0.4% (0.3% OF TOTAL INVESTMENTS)

          345   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            371,082
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 23.9% (16.6% OF TOTAL INVESTMENTS)

        5,255   El Dorado Irrigation District, California, Water and Sewer            3/13 at 100.00         AAA          5,603,985
                 Certificates of Participation, Series 2003A, 5.000%, 3/01/20 -
                 FGIC Insured

        1,230   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA          1,311,106
                 Certificates of Participation, Series 2004A, 5.000%, 3/01/21 -
                 FGIC Insured

          235   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            251,553
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        5,000   Indio Water Authority, California, Water Revenue Bonds,               4/16 at 100.00         AAA          5,383,700
                 Series 2006, 5.000%, 4/01/31 - AMBAC Insured

          220   Marina Coast Water District, California, Enterprise Certificate       6/16 at 100.00         AAA            236,078
                 of Participation, Series 2006, 5.000%, 6/01/31 - MBIA Insured

        1,500   Placerville Public Financing Authority, California, Wastewater        9/16 at 100.00         AAA          1,607,610
                 System Refinancing and Improvement Project Revenue Bonds,
                 Series 2006, 5.000%, 9/01/34 - XLCA Insured

        3,400   San Diego Public Facilities Financing Authority, California,          5/07 at 101.00         AAA          3,444,064
                 Sewerage Revenue Bonds, Series 1997A, 5.250%, 5/15/22 -
                 FGIC Insured

        1,310   Santa Fe Springs Public Financing Authority, California,              5/13 at 100.00         AAA          1,393,133
                 Water Revenue Bonds, Series 2003A, 5.000%, 5/01/33 -
                 MBIA Insured

        1,345   West Basin Municipal Water District, California, Revenue              8/13 at 100.00         AAA          1,434,227
                 Certificates of Participation, Series 2003A, 5.000%, 8/01/20 -
                 MBIA Insured


                                       23

                        Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,000   Westlands Water District, California, Revenue Certificates            3/15 at 100.00         AAA     $    2,123,920
                 of Participation, Series 2005A, 5.000%, 9/01/30 -
                 MBIA Insured

        1,310   Wheeler Ridge-Maricopa Water District, Kern County,                   5/07 at 102.00         AAA          1,338,414
                 California, Water Revenue Refunding Bonds, Series 1996,
                 5.700%, 11/01/15 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,805   Total Water and Sewer                                                                                    24,127,790
------------------------------------------------------------------------------------------------------------------------------------
$     130,494   Total Investments (cost $134,933,608) - 144.3%                                                          145,476,257
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.3)%                                                                       (2,346,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.6%                                                                      2,664,144
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (44.6)%                                                        (45,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  100,794,401
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT FEBRUARY 28, 2007:

                                      FUND                                       FIXED RATE                              UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE          PAYMENT  EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (5)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs      $4,900,000      Receive  3-month USD-LIBOR        5.681%   Semi-Annually    7/27/07       7/27/12      $(152,254)
JPMorgan            7,700,000      Receive  3-month USD-LIBOR        5.630    Semi-Annually    7/27/07       7/27/10       (151,718)
JPMorgan            3,100,000          Pay  3-month USD-LIBOR        5.869    Semi-Annually    7/27/07       7/27/34        276,099
Morgan Stanley      7,300,000          Pay  3-month USD-LIBOR        5.816    Semi-Annually    7/27/07       7/27/29        541,340
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $ 513,467
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                         All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                  (ETM)   Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 5.6% (3.8% OF TOTAL INVESTMENTS)

$         620   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa     $      667,560
                 University of the Pacific, Series 2000, 5.875%, 11/01/20 -
                 MBIA Insured

        2,125   California Educational Facilities Authority, Student Loan Revenue     3/08 at 102.00         Aaa          2,194,891
                 Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 -
                 MBIA Insured (Alternative Minimum Tax)

        1,500   California State University, Systemwide Revenue Bonds,                5/15 at 100.00         AAA          1,610,670
                 Series 2005A, 5.000%, 11/01/25 - AMBAC Insured

        6,000   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          6,330,240
                 Projects, Series 2003A, 5.000%, 5/15/27 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,245   Total Education and Civic Organizations                                                                  10,803,361
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 4.4% (2.9% OF TOTAL INVESTMENTS)

        1,450   California Health Facilities Financing Authority, Insured Health      7/07 at 101.00         AAA          1,481,697
                 Facility Revenue Refunding Bonds, Mark Twain St. Joseph's
                 Healthcare Corporation, Series 1996A, 6.000%, 7/01/19 -
                 MBIA Insured

        5,000   The Regents of the University of California, Medical Center           5/15 at 101.00         AAA          5,054,250
                 Pooled Revenue Bonds, Series 2007A, 4.500%, 5/15/37 -
                 MBIA Insured

        1,755   University of California, Hospital Revenue Bonds, UCLA                5/12 at 101.00         AAA          1,921,005
                 Medical Center, Series 2004A, 5.500%, 5/15/18 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,205   Total Health Care                                                                                         8,456,952
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.2% (1.6% OF TOTAL INVESTMENTS)

          440   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            473,708
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)

        2,500   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA          2,667,800
                 Bonds, Series 2006K, 5.500%, 2/01/42 - AMBAC Insured
                 (Alternative Minimum Tax)

        1,100   California Housing Finance Agency, Single Family Mortgage             8/07 at 101.50         AAA          1,121,802
                 Bonds, Series 1997C-2-II, 5.625%, 8/01/20 - MBIA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,040   Total Housing/Single Family                                                                               4,263,310
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 24.1% (16.2% OF TOTAL INVESTMENTS)

        1,460   ABC Unified School District, Los Angeles County, California,          8/10 at 101.00         AAA          1,572,683
                 General Obligation Bonds, Series 2000B, 5.750%, 8/01/16 -
                 FGIC Insured

        1,425   Bassett Unified School District, Los Angeles County, California,      8/16 at 100.00         AAA          1,570,151
                 General Obligation Bonds, Series 2006B, 5.250%, 8/01/30 -
                 FGIC Insured

        4,400   California, General Obligation Bonds, Series 2003,                    2/13 at 100.00         AAA          4,628,756
                 5.000%, 2/01/31 - MBIA Insured

        2,250   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00         AAA          2,386,935
                 5.000%, 4/01/31 - AMBAC Insured

        3,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA          3,026,280
                 Series 2001BZ, 5.375%, 12/01/24 - MBIA Insured
                 (Alternative Minimum Tax)

        1,910   Fresno Unified School District, Fresno County, California,              No Opt. Call         AAA          2,359,041
                 General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 -
                 MBIA Insured

        1,255   Los Angeles Community College District, Los Angeles County,           8/15 at 100.00         AAA          1,351,886
                 California, General Obligation Bonds, Series 2005A,
                 5.000%, 8/01/24 - FSA Insured

        3,310   Los Angeles Unified School District, Los Angeles County,              7/16 at 100.00         AAA          3,487,251
                 California, General Obligation Bonds, Series 2006B,
                 4.750%, 7/01/25 - FGIC Insured (UB)

        4,000   Los Angeles Unified School District, Los Angeles County,              7/17 at 100.00         AAA          4,118,240
                 California, General Obligation Bonds, Series 2007A,
                 4.500%, 7/01/24 - FSA Insured


                                       25

                        Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                                Portfolio of INVESTMENTS February 28, 2007 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Los Rios Community College District, Sacramento, El Dorado and
                Yolo Counties, California, General Obligation Bonds, Series 2006C:
$       2,110    5.000%, 8/01/21 - FSA Insured                                        8/14 at 102.00         AAA     $    2,297,853
        3,250    5.000%, 8/01/22 - FSA Insured                                        8/14 at 102.00         AAA          3,534,960
        3,395    5.000%, 8/01/23 - FSA Insured                                        8/14 at 102.00         AAA          3,688,056

        1,270   Merced City School District, Merced County, California,               8/13 at 100.00         AAA          1,347,203
                 General Obligation Bonds, Series 2004, 5.000%, 8/01/22 -
                 FGIC Insured

          305   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            327,414
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        2,500   Sacramento City Unified School District, Sacramento County,           7/15 at 100.00         Aaa          2,682,125
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 7/01/27 - MBIA Insured

        1,125   San Diego Unified School District, California, General                  No Opt. Call         AAA            621,563
                 Obligation Bonds, Election of 1998, Series 1999A,
                 0.000%, 7/01/21 - FGIC Insured

        1,575   San Diego Unified School District, San Diego County,                  7/16 at 101.00         AAA          1,609,367
                 California, General Obligation Bonds, Series 2006G-1,
                 4.500%, 7/01/29 - FSA Insured (UB)

        2,000   San Francisco Community College District, California,                 6/10 at 102.00         Aaa          2,100,000
                 General Obligation Bonds, Series 2002A, 5.000%, 6/15/26 -
                 FGIC Insured

        1,000   San Ramon Valley Unified School District, Contra Costa                8/14 at 100.00         AAA          1,069,300
                 County, California, General Obligation Bonds, Series 2004,
                 5.000%, 8/01/24 - FSA Insured

        2,445   Washington Unified School District, Yolo County, California,          8/13 at 100.00         AAA          2,623,045
                 General Obligation Bonds, Series 2004A, 5.000%, 8/01/21 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       43,985   Total Tax Obligation/General                                                                             46,402,109
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 40.8% (27.3% OF TOTAL INVESTMENTS)

                Anaheim Public Finance Authority, California, Subordinate
                Lease Revenue Bonds, Public  Improvement Project, Series 1997C:
        5,130    0.000%, 9/01/18 - FSA Insured                                          No Opt. Call         AAA          3,204,814
        8,000    0.000%, 9/01/21 - FSA Insured                                          No Opt. Call         AAA          4,377,200

                California Infrastructure Economic Development Bank, Revenue
                Bonds, North County Center for Self-Sufficiency Corporation,
                Series 2004:
        1,535    5.000%, 12/01/20 - AMBAC Insured                                    12/13 at 100.00         AAA          1,634,852
        1,780    5.000%, 12/01/23 - AMBAC Insured                                    12/13 at 100.00         AAA          1,888,188

        3,725   California State Public Works Board, Lease Revenue Bonds,             1/16 at 100.00         AAA          4,071,015
                 Department of Corrections, Series 2005J, 5.000%, 1/01/17 -
                 AMBAC Insured

          380   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            408,451
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,110   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA          1,198,045
                 Project Area Tax Allocation Bonds, 5.000%, 9/01/38 -
                 AMBAC Insured (UB)

        4,000   Contra Costa County, California, Certificates of Participation       11/07 at 102.00         AAA          4,122,640
                 Refunding, Merrithew Memorial Hospital Replacement,
                 Series 1997, 5.500%, 11/01/22 - MBIA Insured

        6,000   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA          6,223,320
                 Department of Public Services Facility Phase II, Series 2001,
                 5.000%, 1/01/21 - AMBAC Insured

        8,280   Fontana Public Financing Authority, California, Tax Allocation       10/15 at 100.00         AAA          8,832,028
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2005A, 5.000%, 10/01/32 - AMBAC Insured

        3,000   Galt Schools Joint Powers Authority, Sacramento County,              11/07 at 102.00         AAA          3,102,690
                 California, Revenue Refunding Bonds, High School and
                 Elementary School Facilities, Series 1997A,
                 5.875%, 11/01/24 - MBIA Insured

        1,810   Kern County Board of Education, California, Certificates              5/08 at 102.00         AAA          1,870,961
                 of Participation Refunding, Series 1998A, 5.200%, 5/01/28 -
                 MBIA Insured

        5,000   La Quinta Redevelopment Agency, California, Tax Allocation            9/07 at 102.00         AAA          5,129,550
                 Refunding Bonds, Redevelopment Project Area 1, Series 1998,
                 5.200%, 9/01/28 - AMBAC Insured

        2,300   Long Beach Bond Finance Authority, California, Multiple               8/15 at 100.00         AAA          2,457,113
                 Project Tax Allocation Bonds, Housing and Gas Utility
                 Financing Project Areas, Series 2005A-1,
                 5.000%, 8/01/25 - AMBAC Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         685   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa     $      728,148
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        1,000   Los Angeles Community Redevelopment Agency, California,              12/14 at 100.00         AAA          1,073,320
                 Tax Allocation Bonds, Bunker Hill Project, Series 2004A,
                 5.000%, 12/01/20 - FSA Insured

        1,250   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          1,339,950
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

        4,000   Los Angeles, California, Certificates of Participation,               6/13 at 100.00         AAA          4,209,120
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        2,780   Pittsburg Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA          2,966,649
                 Refunding Bonds, Los Medanos Community Development
                 Project, Series 2003A, 5.000%, 8/01/12 - MBIA Insured

        4,140   Plumas County, California, Certificates of Participation,             6/13 at 101.00         AAA          4,388,938
                 Capital Improvement Program, Series 2003A, 5.000%, 6/01/28 -
                 AMBAC Insured

        2,000   Poway Redevelopment Agency, California, Tax Allocation               12/10 at 102.00         AAA          2,176,440
                 Refunding Bonds, Paguay Redevelopment Project, Series 2000,
                 5.750%, 6/15/33 - MBIA Insured

          325   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            344,991
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        1,000   Rocklin Unified School District, Placer County, California,           9/13 at 100.00         AAA          1,061,510
                 Special Tax Bonds, Community Facilities District 1,
                 Series 2004, 5.000%, 9/01/25 - MBIA Insured

          405   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            427,384
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        5,000   San Bernardino Joint Powers Financing Authority, California,          9/09 at 102.00         AAA          5,308,000
                 Certificates of Participation Refunding, Police Station
                 Financing Project, Series 1999, 5.500%, 9/01/20 -
                 MBIA Insured

        5,510   Sweetwater Union High School District Public Financing                9/15 at 100.00         AAA          5,869,252
                 Authority, California, Special Tax Revenue Bonds, Series 2005A,
                 5.000%, 9/01/28 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       80,145   Total Tax Obligation/Limited                                                                             78,414,569
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.9% (4.6% OF TOTAL INVESTMENTS)

        6,500   Foothill/Eastern Transportation Corridor Agency, California,           1/10 at 65.32         AAA          3,777,670
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/18 - MBIA Insured

        4,000   Orange County Transportation Authority, California, Toll Road         8/13 at 100.00         AAA          4,292,920
                 Revenue Bonds, 91 Express Lanes Project, Series 2003A,
                 5.000%, 8/15/18 - AMBAC Insured

        5,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA          5,206,600
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27A, 5.250%, 5/01/31 -
                 MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       15,500   Total Transportation                                                                                     13,277,190
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 33.7% (22.6% OF TOTAL INVESTMENTS) (4)

        1,380   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          1,492,277
                 University of the Pacific, Series 2000, 5.875%, 11/01/20
                 (Pre-refunded 11/01/10) - MBIA Insured

                California Infrastructure Economic Development Bank, Revenue
                Bonds, Asian Art Museum of San Francisco, Series 2000:
        1,295    5.500%, 6/01/19 (Pre-refunded 6/01/10) - MBIA Insured                6/10 at 101.00         AAA          1,385,805
        1,000    5.500%, 6/01/20 (Pre-refunded 6/01/10) - MBIA Insured                6/10 at 101.00         AAA          1,070,120

        3,450   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA          3,677,390
                 Department of Health Services, Series 1999A,
                 5.750%, 11/01/24 (Pre-refunded 11/01/09) - MBIA Insured

        2,500   California, Various Purpose General Obligation Bonds,                 9/09 at 101.00         AAA          2,643,100
                 Series 1999, 5.500%, 9/01/24 (Pre-refunded 9/01/09) -
                 FSA Insured

                California, Various Purpose General Obligation Bonds, Series 2000:
        7,995    5.750%, 3/01/22 (Pre-refunded 3/01/10) - MBIA Insured                3/10 at 101.00         AAA          8,567,442
        1,900    5.750%, 3/01/27 (Pre-refunded 3/01/10) - MBIA Insured                3/10 at 101.00         AAA          2,036,040

        2,425   Central Unified School District, Fresno County, California,           3/07 at 100.00         AAA          2,450,172
                 General Obligation Bonds, Series 1993, 5.625%, 3/01/18 -
                 AMBAC Insured (ETM)


                                       27


                        Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       3,000   Escondido Union High School District, San Diego County,               5/07 at 102.00         AAA     $    3,070,410
                 California, General Obligation Bonds, Series 1996,
                 5.700%, 11/01/10 - MBIA Insured (ETM)

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds, Series 2001F:
        1,065    5.125%, 8/01/21 - FSA Insured (ETM)                                  8/09 at 102.00         AAA          1,119,091
        1,160    5.125%, 8/01/22 - FSA Insured (ETM)                                  8/09 at 102.00         AAA          1,218,916
        1,220    5.125%, 8/01/23 - FSA Insured (ETM)                                  8/09 at 102.00         AAA          1,281,964

        1,500   Hacienda La Puente Unified School District, Los Angeles County,       8/10 at 101.00         AAA          1,597,560
                 California, General Obligation Bonds, Series 2000A,
                 5.250%, 8/01/25 (Pre-refunded 8/01/10) - MBIA Insured

        2,665   Kern Community College District, California, General                 11/13 at 100.00         AAA          2,893,071
                 Obligation Bonds, Series 2003A, 5.000%, 11/01/21
                 (Pre-refunded 11/01/13) - FGIC Insured

        3,190   Kern County Board of Education, California, Certificates              5/08 at 102.00         AAA          3,313,166
                 of Participation Refunding, Series 1998A, 5.200%, 5/01/28
                 (Pre-refunded 5/01/08) - MBIA Insured

        1,750   Lake Tahoe Unified School District, El Dorado County,                 8/09 at 100.00         AAA          1,823,535
                 California, General Obligation Bonds, Series 1999A,
                 5.250%, 8/01/24 (Pre-refunded 8/01/09) - FGIC Insured

        3,865   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00         AAA          4,111,432
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Bonds, Series 2000A, 5.250%, 7/01/30
                 (Pre-refunded 7/01/10) - FGIC Insured

                Manteca Unified School District, San Joaquin County, California,
                General Obligation Bonds, Series 2004:
        1,000    5.250%, 8/01/21 (Pre-refunded 8/01/14) - FSA Insured                 8/14 at 100.00         AAA          1,107,530
        1,000    5.250%, 8/01/22 (Pre-refunded 8/01/14) - FSA Insured                 8/14 at 100.00         AAA          1,107,530

        2,500   Oakland, California, Insured Revenue Bonds, 1800 Harrison             1/10 at 100.00         AAA          2,669,275
                 Foundation - Kaiser Permanente, Series 1999A,
                 6.000%, 1/01/29 (Pre-refunded 1/01/10) - AMBAC Insured

        2,775   Pomona Public Financing Authority, California, Revenue Bonds,         5/09 at 101.00         AAA          2,915,720
                 Water Facilities Project, Series 1999AC, 5.500%, 5/01/29
                 (Pre-refunded 5/01/09) - FGIC Insured

        4,320   Riverside County, California, GNMA Mortgage-Backed                      No Opt. Call         AAA          5,843,837
                 Securities Program Single Family Mortgage Revenue Bonds,
                 Series 1987B, 8.625%, 5/01/16 (Alternative Minimum
                 Tax) (ETM)

        1,690   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA          1,823,138
                 Improvement Revenue Bonds, Solid Waste and Redevelopment
                 Projects, Series 1999, 5.800%, 12/01/19 (Pre-refunded
                 12/01/09) - AMBAC Insured

        1,000   Sacramento County Sanitation District Financing Authority,           12/10 at 101.00         AAA          1,078,760
                 California, Revenue Bonds, Series 2000A, 5.500%, 12/01/20
                 (Pre-refunded 12/01/10) - AMBAC Insured

          750   Sacramento County Sanitation District Financing Authority,           12/14 at 100.00         AAA            820,860
                 California, Revenue Bonds, Series 2004A, 5.000%, 12/01/21
                 (Pre-refunded 12/01/14) - AMBAC Insured

        3,500   San Francisco Bay Area Rapid Transit District, California,            7/09 at 101.00         AAA          3,688,580
                 Sales Tax Revenue Bonds, Series 1999, 5.500%, 7/01/34
                 (Pre-refunded 7/01/09) - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       59,895   Total U.S. Guaranteed                                                                                    64,806,721
------------------------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.8% (6.5% OF TOTAL INVESTMENTS)

$       3,740   California Pollution Control Financing Authority, Revenue             9/09 at 101.00         AAA     $    3,912,825
                 Refunding Bonds, Southern California Edison Company,
                 Series 1999B, 5.450%, 9/01/29 - MBIA Insured

          670   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            720,652
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        3,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,727,990
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

          100   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA            107,438
                 Improvement Revenue Bonds, Solid Waste and
                 Redevelopment Projects, Series 1999, 5.800%, 12/01/19 -
                 AMBAC Insured

        1,950   Salinas Valley Solid Waste Authority, California, Revenue             8/12 at 100.00         AAA          2,059,961
                 Bonds, Series 2002, 5.250%, 8/01/27 - AMBAC Insured
                 (Alternative Minimum Tax)

                Santa Clara, California, Subordinate Electric Revenue Bonds,
                Series 2003A:
        2,800    5.000%, 7/01/24 - MBIA Insured                                       7/13 at 100.00         AAA          2,964,976
        5,000    5.000%, 7/01/28 - MBIA Insured                                       7/13 at 100.00         AAA          5,280,250

------------------------------------------------------------------------------------------------------------------------------------
       17,760   Total Utilities                                                                                          18,774,092
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 21.6% (14.5% OF TOTAL INVESTMENTS)

        1,700   Castaic Lake Water Agency, California, Revenue Certificates           8/14 at 100.00         AAA          1,820,071
                 of Participation, Series 2004A, 5.000%, 8/01/20 -
                 AMBAC Insured

        2,975   Chino Basin Regional Finance Authority, California, Sewerage          8/07 at 100.00         AAA          2,981,069
                 System Revenue Bonds, Inland Empire Utilities Agency,
                 Series 1994, 6.000%, 8/01/16 - AMBAC Insured

        2,000   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA          2,131,880
                 Certificates of Participation, Series 2004A, 5.000%, 3/01/21 -
                 FGIC Insured

          460   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            492,402
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        2,700   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00         AAA          2,901,123
                 California, Senior Revenue Bonds, Capital Projects,
                 Series 2003A, 5.000%, 10/01/21 - FSA Insured

          430   Marina Coast Water District, California, Enterprise Certificate       6/16 at 100.00         AAA            461,424
                 of Participation, Series 2006, 5.000%, 6/01/31 - MBIA Insured

       12,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA         12,642,361
                 of Participation, Series 2003, 5.000%, 2/01/33 - FGIC Insured

        1,700   Pomona Public Finance Authority, California, Revenue Bonds,           5/17 at 100.00         AAA          1,826,888
                 Water Facilities Project, Series 2007AY, 5.000%, 5/01/37 -
                 AMBAC Insured

        1,520   San Buenaventura, California, Water Revenue Certificates             10/14 at 100.00         AAA          1,617,082
                 of Participation, Series 2004, 5.000%, 10/01/25 -
                 AMBAC Insured

        3,675   San Dieguito Water District, California, Water Revenue Bonds,        10/14 at 100.00         AAA          3,942,026
                 Series 2004, 5.000%, 10/01/23 - FGIC Insured

                Santa Clara Valley Water District, California, Certificates of
                Participation, Series 2004A:
        1,400    5.000%, 2/01/19 - FGIC Insured                                       2/14 at 100.00         AAA          1,495,606
          445    5.000%, 2/01/20 - FGIC Insured                                       2/14 at 100.00         AAA            474,584
          465    5.000%, 2/01/21 - FGIC Insured                                       2/14 at 100.00         AAA            495,332

        2,500   West Basin Municipal Water District, California, Revenue              8/13 at 100.00         AAA          2,635,275
                 Certificates of Participation, Series 2003A, 5.000%, 8/01/30 -
                 MBIA Insured

          750   Westlands Water District, California, Revenue Certificates            9/16 at 100.00         AAA            803,010
                 of Participation, Series 2007A, 5.000%, 9/01/37 - MBIA Insured


                                       29

                        Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Yorba Linda Water District, California, Certificates of
                Participation, Highland Reservoir Renovation, Series 2003:
$       2,010    5.000%, 10/01/28 - FGIC Insured                                     10/13 at 100.00         AAA     $    2,126,580
        2,530    5.000%, 10/01/33 - FGIC Insured                                     10/13 at 100.00         AAA          2,676,740
------------------------------------------------------------------------------------------------------------------------------------
       39,260   Total Water and Sewer                                                                                    41,523,453
------------------------------------------------------------------------------------------------------------------------------------
$     279,035   Total Investments (cost $271,367,321) - 149.1%                                                          286,721,757
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.1)%                                                                       (3,997,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      4,517,766
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.4)%                                                        (95,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  192,242,523
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT FEBRUARY 28, 2007:

                                      FUND                                       FIXED RATE                              UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE          PAYMENT  EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (5)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley    $6,200,000          Pay    3-month USD-LIBOR       5.811%   Semi-Annually    7/27/07       7/27/24       $409,518
Morgan Stanley     5,400,000          Pay    3-month USD-LIBOR       5.816    Semi-Annually    7/27/07       7/27/29        400,444
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $809,962
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                         All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen California Premium Income Municipal Fund (NCU)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.5% (4.3% OF TOTAL INVESTMENTS)

$       1,500   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $    1,579,920
                 Settlement Asset-Backed Bonds, Alameda County Tobacco
                 Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29

          310   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB            301,732
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        3,475   California Statewide Financing Authority, Tobacco Settlement          5/12 at 100.00        Baa3          3,637,769
                 Asset-Backed Bonds, Pooled Tobacco Securitization Program,
                 Series 2002A, 5.625%, 5/01/29

------------------------------------------------------------------------------------------------------------------------------------
        5,285   Total Consumer Staples                                                                                    5,519,421
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 2.1% (1.4% OF TOTAL INVESTMENTS)

           70   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3             73,640
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
           45    5.000%, 11/01/21                                                    11/15 at 100.00          A2             48,286
           60    5.000%, 11/01/25                                                    11/15 at 100.00          A2             63,973

        1,500   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          1,616,745
                 Projects, Series 2003A, 5.125%, 5/15/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,675   Total Education and Civic Organizations                                                                   1,802,644
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 14.3% (9.5% OF TOTAL INVESTMENTS)

        4,705   California Health Facilities Financing Authority, Hospital            5/07 at 100.00          BB          4,706,788
                 Revenue Bonds, Downey Community Hospital, Series 1993,
                 5.750%, 5/15/15

          480   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2            502,219
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        1,500   California Infrastructure Economic Development Bank,                  8/11 at 102.00          A+          1,598,430
                 Revenue Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        2,180   California Statewide Community Development Authority,                 3/16 at 100.00          A+          2,278,885
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41

          730   California Statewide Community Development Authority,                 8/16 at 100.00          A+            784,714
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31

        2,100   California Statewide Community Development Authority,                   No Opt. Call         AAA          2,303,553
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,695   Total Health Care                                                                                        12,174,589
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.9% (1.3% OF TOTAL INVESTMENTS)

        1,600   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          1,647,488
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 5.250%, 5/15/25
                 (Mandatory put 5/15/13)
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.5% (0.4% OF TOTAL INVESTMENTS)

          200   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            215,322
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)

          210   California Housing Finance Agency, Single Family Mortgage             8/07 at 102.00         AAA            214,427
                 Bonds II, Series 1997A-1, 6.000%, 8/01/20 - MBIA Insured
                 (Alternative Minimum Tax)

           35   California Rural Home Mortgage Finance Authority,                       No Opt. Call         AAA             35,611
                 Mortgage-Backed Securities Program Single Family Mortgage
                 Revenue Bonds, Series 1996C, 7.500%, 8/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          445   Total Housing/Single Family                                                                                 465,360
------------------------------------------------------------------------------------------------------------------------------------


                                       31

                        Nuveen California Premium Income Municipal Fund (NCU) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

$         500   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB     $      524,300
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 29.2% (19.4% OF TOTAL INVESTMENTS)

                California, General Obligation Bonds, Series 2003:
        1,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          1,082,890
        1,500    5.000%, 2/01/31 - MBIA Insured                                       2/13 at 100.00         AAA          1,577,985

                California, General Obligation Bonds, Series 2004:
        1,750    5.000%, 4/01/22                                                      4/14 at 100.00          A+          1,867,635
        1,400    5.200%, 4/01/26                                                      4/14 at 100.00          A+          1,508,794

        4,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 100.00          A1          4,003,560
                 Series 1999BR, 5.300%, 12/01/29 (Alternative Minimum Tax)

        1,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA          1,070,770
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

        6,000   Hartnell Community College District, California, General              6/16 at 100.00         AAA          6,467,278
                 Obligation Bonds, Series 2006B, 5.000%, 6/01/29 -
                 FSA Insured

                Los Angeles Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2006B:
          885    4.750%, 7/01/25 - FGIC Insured (UB)                                  7/16 at 100.00         AAA            932,392
          590    4.750%, 7/01/27 - FGIC Insured (UB)                                  7/16 at 100.00         AAA            620,184

        3,000   Pomona Unified School District, Los Angeles County,                   8/11 at 103.00         AAA          3,384,450
                 California, General Obligation Refunding Bonds, Series 1997A,
                 6.150%, 8/01/15 - MBIA Insured

           15   Riverside Community College District, California, General             8/14 at 100.00         AAA             16,375
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/22 -
                 MBIA Insured

          135   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            144,921
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

          705   San Diego Unified School District, San Diego County,                  7/16 at 101.00         AAA            720,383
                 California, General Obligation Bonds, Series 2006G-1,
                 4.500%, 7/01/29 - FSA Insured (UB)

        1,355   San Jose-Evergreen Community College District, Santa Clara            9/15 at 100.00         AAA          1,458,481
                 County, California, General Obligation Bonds, Series 2005A,
                 5.000%, 9/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       23,335   Total Tax Obligation/General                                                                             24,856,098
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 48.0% (32.0% OF TOTAL INVESTMENTS)

        1,000   Bell Community Redevelopment Agency, California, Tax                 10/13 at 100.00          AA          1,092,390
                 Allocation Bonds, Bell Project Area, Series 2003,
                 5.625%, 10/01/33 - RAAI Insured

                California Infrastructure Economic Development Bank, Revenue
                Bonds, North County Center for Self-Sufficiency Corporation,
                Series 2004:
        1,695    5.000%, 12/01/22 - AMBAC Insured                                    12/13 at 100.00         AAA          1,800,073
        1,865    5.000%, 12/01/24 - AMBAC Insured                                    12/13 at 100.00         AAA          1,974,942

        5,920   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA          6,251,875
                 Department of Veterans Affairs, Southern California Veterans
                 Home - Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 -
                 AMBAC Insured

          905   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+            983,626
                 5.000%, 7/01/15

          165   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            177,354
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

          500   Chino Redevelopment Agency, California, Merged Chino Project          9/16 at 101.00         AAA            539,660
                 Area Tax Allocation Bonds, 5.000%, 9/01/38 -
                 AMBAC Insured (UB)

        1,450   Golden State Tobacco Securitization Corporation, California,          6/15 at 100.00         AAA          1,710,725
                 Enhanced Asset Backed Settlement Revenue Bonds,
                 Series 2005A, Residual Series 1503, 7.326%, 6/01/38 -
                 FGIC Insured (IF)

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
           80    5.000%, 9/01/26                                                      9/16 at 100.00         N/R             82,162
          185    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            190,824


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,500   Kern County Board of Education, California, Certificates              6/16 at 100.00         AAA     $    2,678,700
                 of Participation, Series 2006A, 5.000%, 6/01/31 -
                 MBIA Insured

        3,500   Livermore Redevelopment Agency, California, Tax Allocation            8/11 at 100.00         AAA          3,641,260
                 Revenue Bonds, Livermore Redevelopment Project Area,
                 Series 2001A, 5.000%, 8/01/26 - MBIA Insured

          310   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            329,527
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        1,435   Los Angeles Community Redevelopment Agency, California,               6/07 at 100.00        BBB-          1,437,009
                 Tax Allocation Multifamily Housing Bonds, Grand Central
                 Square/Bunker Hill Project, Series 1993A, 5.750%, 12/01/13
                 (Alternative Minimum Tax)

        1,000   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          1,071,960
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

        3,230   Murrieta Redevelopment Agency, California, Tax Allocation             8/35 at 100.00         AAA          3,438,787
                 Bonds, Series 2005, 5.000%, 8/01/35 - MBIA Insured

        2,000   Oakland Redevelopment Agency, California, Subordinate Lien            3/13 at 100.00         AAA          2,192,360
                 Tax Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/15 - FGIC Insured

        1,000   Poway, California, Community Facilities District 88-1, Special        8/08 at 102.00         N/R          1,047,840
                 Tax Refunding Bonds, Parkway Business Centre, Series 1998,
                 6.500%, 8/15/09

          155   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            164,534
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          190   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            200,501
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        1,500   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA          1,720,485
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 MBIA Insured

        3,000   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AA-          3,405,300
                 Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20

                San Marcos Public Facilities Authority, California, Revenue
                Refunding Bonds, Series 1998:
        1,500    5.800%, 9/01/18                                                      9/08 at 101.00        Baa3          1,548,135
        1,000    5.800%, 9/01/27                                                      9/08 at 101.00        Baa3          1,031,940

        2,050   Santa Barbara County, California, Certificates of Participation,     12/11 at 102.00         AAA          2,221,319
                 Series 2001, 5.250%, 12/01/19 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       38,135   Total Tax Obligation/Limited                                                                             40,933,288
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 3.4% (2.3% OF TOTAL INVESTMENTS)

          780   Bay Area Toll Authority, California, Revenue Bonds,                   4/16 at 100.00          AA            839,857
                 San Francisco Bay Area Toll Bridge, Series 2006,
                 5.000%, 4/01/31

        2,000   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          2,022,280
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

------------------------------------------------------------------------------------------------------------------------------------
        2,780   Total Transportation                                                                                      2,862,137
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 19.3% (12.9% OF TOTAL INVESTMENTS) (4)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
          400    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00         AAA            437,648
        2,250    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          2,435,378

        1,200   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)          1,290,504
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        3,000   California Infrastructure Economic Development Bank,                    No Opt. Call         AAA          3,383,730
                 First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge,
                 Series 2003A, 5.000%, 7/01/22 - FSA Insured (ETM)

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        1,000    5.625%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          1,106,900
        1,000    5.500%, 6/01/33 (Pre-refunded 6/01/13)                               6/13 at 100.00         AAA          1,099,970


                                       33

                        Nuveen California Premium Income Municipal Fund (NCU) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       2,250   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA     $    2,435,693
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/22
                 (Pre-refunded 7/01/13) - FSA Insured

        2,000   Puerto Rico, General Obligation and Public Improvement                7/10 at 100.00         AAA          2,133,820
                 Bonds, Series 2000, 5.750%, 7/01/21 (Pre-refunded 7/01/10) -
                 MBIA Insured

        2,000   Vista, California, Mobile Home Park Revenue Bonds, Vista              3/24 at 100.00     N/R (4)          2,122,920
                 Manor Mobile Home Park Project, Series 1999A,
                 5.750%, 3/15/29 (Pre-refunded 3/15/24)

------------------------------------------------------------------------------------------------------------------------------------
       15,100   Total U.S. Guaranteed                                                                                    16,446,563
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 6.5% (4.3% OF TOTAL INVESTMENTS)

          275   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            294,789
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          295   Merced Irrigation District, California, Electric System               9/15 at 100.00         AAA            317,302
                 Revenue Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        4,580   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          4,934,080
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/20 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,150   Total Utilities                                                                                           5,546,171
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 17.7% (11.8% OF TOTAL INVESTMENTS)

        1,125   Burbank, California, Wastewater System Revenue Bonds,                 6/14 at 100.00         AAA          1,199,948
                 Series 2004A, 5.000%, 6/01/23 - AMBAC Insured

        1,095   California Statewide Community Development Authority,                10/13 at 100.00         AAA          1,181,812
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2003A, 5.250%, 10/01/23 - FSA Insured

        5,000   Culver City, California, Wastewater Facilities Revenue                9/09 at 102.00         AAA          5,323,650
                 Refunding Bonds, Series 1999A, 5.700%, 9/01/29 -
                 FGIC Insured

          205   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            219,440
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        3,495   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA          3,763,835
                 of Participation, Series 2003, 5.250%, 2/01/21 - FGIC Insured

          370   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA            398,520
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

        1,000   Sacramento County Water Financing Authority, California,              6/13 at 100.00         AAA          1,059,360
                 Revenue Bonds, Agency Zones 40-41 System Projects,
                 Series 2003, 5.000%, 6/01/22 - AMBAC Insured

        1,795   Woodbridge Irrigation District, California, Certificates              7/13 at 100.00        BBB+          1,906,182
                 of Participation, Water Systems Project, Series 2003,
                 5.500%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
       14,085   Total Water and Sewer                                                                                    15,052,747
------------------------------------------------------------------------------------------------------------------------------------
$     119,785   Total Investments (cost $120,957,385) - 150.0%                                                          127,830,806
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.1)%                                                                       (1,788,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.6%                                                                      2,179,764
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.5)%                                                        (43,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  85,222,570
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (IF)  Inverse floating rate investment.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen California Dividend Advantage Municipal Fund (NAC)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.9% (1.3% OF TOTAL INVESTMENTS)

$       1,330   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $    1,294,529
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        5,200   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          5,827,068
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

------------------------------------------------------------------------------------------------------------------------------------
        6,530   Total Consumer Staples                                                                                    7,121,597
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 2.3% (1.6% OF TOTAL INVESTMENTS)

          290   California Educational Facilities Authority, Revenue Bonds,          10/35 at 100.00          A3            305,080
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          200    5.000%, 11/01/21                                                    11/15 at 100.00          A2            214,604
          265    5.000%, 11/01/25                                                    11/15 at 100.00          A2            282,548

          615   California Statewide Community Development Authority,                10/13 at 100.00         N/R            676,180
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        3,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 100.00         AAA          3,233,700
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.500%, 11/01/17 -
                 AMBAC Insured

        3,500   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          3,772,405
                 Projects, Series 2003A, 5.125%, 5/15/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,870   Total Education and Civic Organizations                                                                   8,484,517
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 10.0% (6.8% OF TOTAL INVESTMENTS)

        2,160   California Health Facilities Financing Authority, Health              3/13 at 100.00           A          2,267,525
                 Facility Revenue Bonds, Adventist Health System/West,
                 Series 2003A, 5.000%, 3/01/15

        1,990   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          2,082,117
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        9,280   California Statewide Community Development Authority,                 3/16 at 100.00          A+          9,700,941
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41

        3,095   California Statewide Community Development Authority,                 8/16 at 100.00          A+          3,326,970
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31

        8,000   Central California Joint Powers Health Finance Authority,             2/10 at 101.00        Baa2          8,405,440
                 Certificates of Participation, Community Hospitals of Central
                 California Obligated Group, Series 2000, 6.000%, 2/01/30

       10,500   Duarte, California, Certificates of Participation, City of Hope       4/09 at 101.00          A-         10,818,675
                 National Medical Center, Series 1999A, 5.250%, 4/01/31

------------------------------------------------------------------------------------------------------------------------------------
       35,025   Total Health Care                                                                                        36,601,668
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 8.1% (5.5% OF TOTAL INVESTMENTS)

        5,145   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          5,822,905
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

        7,250   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          7,343,743
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25
                 (Mandatory put 5/15/08)

        5,000   Contra Costa County, California, Multifamily Housing Revenue          6/09 at 102.00         N/R          5,251,100
                 Bonds, Delta View Apartments Project, Series 1999C,
                 6.750%, 12/01/30 (Alternative Minimum Tax)

          320   Independent Cities Lease Finance Authority, California,               5/16 at 100.00         N/R            331,939
                 Mobile Home Park Revenue Bonds, San Juan Mobile Estates,
                 Series 2006B, 5.850%, 5/15/41

        1,725   Rohnert Park Finance Authority, California, Senior Lien Revenue       9/13 at 100.00          A+          1,862,793
                 Bonds, Rancho Feliz Mobile Home Park, Series 2003A,
                 5.750%, 9/15/38


                                       35

                        Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,120   Rohnert Park Finance Authority, California, Subordinate Lien          9/13 at 100.00         N/R     $    1,209,824
                 Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003B,
                 6.625%, 9/15/38

        7,500   San Bernardino County Housing Authority, California,                    No Opt. Call          A-          7,722,600
                 Multifamily Housing Revenue Refunding Bonds, Equity
                 Residential Properties/Redlands Lawn and Tennis Apartments,
                 Series 1999A, 5.200%, 6/15/29 (Mandatory put 6/15/09)

------------------------------------------------------------------------------------------------------------------------------------
       28,060   Total Housing/Multifamily                                                                                29,544,904
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.2% (0.2% OF TOTAL INVESTMENTS)

          845   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            909,735
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

        2,000   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          2,097,200
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.4% (1.6% OF TOTAL INVESTMENTS)

        8,500   Riverside County Public Financing Authority, California,              5/09 at 101.00        BBB-          8,807,275
                 Certificates of Participation, Air Force Village West,
                 Series 1999, 5.800%, 5/15/29
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 20.2% (13.7% OF TOTAL INVESTMENTS)

       10,000   California State, General Obligation Bonds, Series 2007,             12/16 at 100.00         AAA          9,892,900
                 4.250%, 12/01/35 (WI/DD, Settling 3/01/07) - AMBAC Insured

        2,000   California, General Obligation Bonds, Series 2003,                   11/13 at 100.00          AA          2,165,780
                 5.250%, 11/01/19 - RAAI Insured

                California, General Obligation Bonds, Series 2004:
        5,000    5.125%, 4/01/23                                                      4/14 at 100.00          A+          5,371,300
        4,150    5.125%, 4/01/25                                                      4/14 at 100.00          A+          4,447,555

                California, General Obligation Refunding Bonds, Series 2002:
        8,000    5.000%, 2/01/12                                                        No Opt. Call          A+          8,469,680
        4,435    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          5,213,653

        5,000   Coast Community College District, Orange County, California,          8/16 at 100.00         AAA          5,424,000
                 General Obligation Bonds, Series 2006B, 5.000%, 8/01/24 -
                 FSA Insured

        5,000   Fresno Unified School District, Fresno County, California,              No Opt. Call         AAA          6,175,500
                 General Obligation Bonds, Series 2002A, 6.000%, 8/01/26 -
                 MBIA Insured

        3,335   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00         AAA          3,640,686
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/21 - FSA Insured

        5,210   Oak Valley Hospital District, Stanislaus County, California,          7/14 at 101.00         Aaa          5,536,302
                 General Obligation Bonds, Series 2005, 5.000%, 7/01/35 -
                 FGIC Insured

        1,750   Oakland Unified School District, Alameda County, California,          8/08 at 101.00         AAA          1,801,485
                 General Obligation Bonds, Series 2001, 5.125%, 8/01/21 -
                 FSA Insured

          575   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            617,257
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        5,000   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          5,475,350
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/20 - FSA Insured

        2,975   San Diego Unified School District, San Diego County,                  7/16 at 101.00         AAA          3,039,915
                 California, General Obligation Bonds, Series 2006G-1,
                 4.500%, 7/01/29 - FSA Insured (UB)

        2,865   San Ramon Valley Unified School District, Contra Costa County,        8/16 at 100.00         AAA          3,124,454
                 California, General Obligation Bonds, Series 2006,
                 5.000%, 8/01/21 - MBIA Insured

        3,605   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          3,824,472
                 County, California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/21 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       68,900   Total Tax Obligation/General                                                                             74,220,289
------------------------------------------------------------------------------------------------------------------------------------


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 27.9% (18.9% OF TOTAL INVESTMENTS)

                Beaumont Financing Authority, California, Local Agency Revenue
                Bonds, Series 2004D:
$       1,000    5.500%, 9/01/24                                                      9/14 at 102.00         N/R     $    1,062,740
          615    5.800%, 9/01/35                                                      9/14 at 102.00         N/R            663,210

        1,990   Brentwood Infrastructure Financing Authority, California,             9/12 at 100.00         AAA          2,110,335
                 Infrastructure Revenue Refunding Bonds, Series 2002A,
                 5.125%, 9/02/24 - FSA Insured

                Brentwood Infrastructure Financing Authority, Contra Costa
                County, California, Capital Improvement Revenue Bonds,
                Series 2001:
        1,110    5.375%, 11/01/18 - FSA Insured                                      11/11 at 100.00         AAA          1,191,796
        1,165    5.375%, 11/01/19 - FSA Insured                                      11/11 at 100.00         AAA          1,250,849

        3,895   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          4,233,398
                 5.000%, 7/01/15

        2,000   Capistrano Unified School District, Orange County, California,        9/13 at 100.00         N/R          2,139,120
                 Special Tax Bonds, Community Facilities District 90-2 -
                 Talega, Series 2003, 6.000%, 9/01/33

          710   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            763,158
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        2,135   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA          2,304,348
                 Project Area Tax Allocation Bonds, 5.000%, 9/01/38 -
                 AMBAC Insured (UB)

        3,490   Fontana, California, Senior Special Tax Refunding Bonds,              9/08 at 102.00         AAA          3,636,789
                 Heritage Village Community Facilities District 2, Series 1998A,
                 5.250%, 9/01/17 - MBIA Insured

        1,125   Fontana, California, Special Tax Bonds, Sierra Community              9/14 at 100.00         N/R          1,208,903
                 Facilities District 22, Series 2004, 6.000%, 9/01/34

        3,980   Garden Grove, California, Certificates of Participation,              3/12 at 101.00         AAA          4,318,897
                 Financing Project, Series 2002A, 5.500%, 3/01/22 -
                 AMBAC Insured

        2,850   Hesperia Community Redevelopment Agency, California,                  9/15 at 100.00         AAA          3,019,005
                 Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        4,500   Inglewood Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA          5,133,690
                 Refunding Bonds, Merged Area Redevelopment Project,
                 Series 1998A, 5.250%, 5/01/23 - AMBAC Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          345    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            354,325
          795    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            820,027

          675   Lammersville School District, San Joaquin County, California,         9/16 at 100.00         N/R            697,579
                 Community Facilities District 2002, Mountain House Special
                 Tax Bonds, Series 2006, 5.125%, 9/01/35

        2,000   Lee Lake Water District, Riverside County, California, Special        9/13 at 102.00         N/R          2,234,780
                 Tax Bonds, Community Facilities District 1 of Sycamore Creek,
                 Series 2003, 6.500%, 9/01/24

        1,985   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          2,210,913
                 Community Facilities District 03-1, Series 2003A,
                 6.500%, 9/01/25

        1,360   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,424,042
                 Community Facilities District 03-1, Series 2004,
                 6.000%, 9/01/34

        1,290   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa          1,371,257
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        5,000   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          5,121,750
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

        3,555   Los Angeles County Public Works Financing Authority,                 10/07 at 101.00          AA          3,618,990
                 California, Revenue Bonds, Regional Park and Open Space
                 District, Series 1997A, 5.000%, 10/01/16

        1,000   Los Banos Redevelopment Agency, California, Project Tax               9/16 at 100.00          AA          1,051,370
                 Allocation Bonds, Los Banos Redevelopment Project,
                 Series 2006, 5.000%, 9/01/36 - RAAI Insured

        1,530   Moreno Valley Unified School District, Riverside County,              3/14 at 100.00         AAA          1,623,177
                 California, Certificates of Participation, Series 2005,
                 5.000%, 3/01/24 - FSA Insured

        9,200   Norco Redevelopment Agency, California, Tax Allocation                3/11 at 102.00         AAA          9,752,000
                 Refunding Bonds, Project Area 1, Series 2001,
                 5.000%, 3/01/19 - MBIA Insured


                                       37

                        Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                North Natomas Community Facilities District 4, Sacramento,
                California, Special Tax Bonds, Series 2006D:
$         550    5.000%, 9/01/26                                                      3/07 at 103.00         N/R     $      564,867
          250    5.000%, 9/01/33                                                      3/07 at 103.00         N/R            256,373

        3,290   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,610,117
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured

        5,600   Palm Springs Financing Authority, California, Lease Revenue          11/11 at 101.00         AAA          5,906,152
                 Refunding Bonds, Convention Center Project, Series 2001A,
                 5.000%, 11/01/22 - MBIA Insured

        1,000   Palmdale Community Redevelopment Agency, California,                 12/14 at 100.00         AAA          1,066,420
                 Tax Allocation Bonds, Merged Redevelopment Project Areas,
                 Series 2004, 5.000%, 12/01/24 - AMBAC Insured

        8,100   Poway Redevelopment Agency, California, Tax Allocation               12/10 at 102.00         AAA          8,814,582
                 Refunding Bonds, Paguay Redevelopment Project, Series 2000,
                 5.750%, 6/15/33 - MBIA Insured

          620   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            658,136
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        1,860   Riverside Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA          2,003,071
                 Refunding Bonds, Merged Project Areas, Series 2003,
                 5.250%, 8/01/22 - MBIA Insured

          770   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            812,558
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        2,500   Sacramento City Financing Authority, California, Lease Revenue          No Opt. Call         AAA          2,867,475
                 Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 AMBAC Insured (7)

        1,150   Sacramento, California, Special Tax Bonds, North Natomas              9/14 at 100.00         N/R          1,242,828
                 Community Facilities District 4, Series 2003C, 6.000%, 9/01/33

        2,695   San Jose Financing Authority, California, Lease Revenue               6/12 at 100.00         AAA          2,893,460
                 Refunding Bonds, Civic Center Project, Series 2002B,
                 5.250%, 6/01/19 - AMBAC Insured

        1,590   San Marcos Public Facilities Authority, California, Special           9/09 at 102.00         N/R          1,668,403
                 Tax Bonds, Community Facilities District 99-1, Series 2003B,
                 6.000%, 9/01/24

        2,810   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R          3,214,809
                 Tax Bonds, Community Facilities District 01-1, Series 2003B,
                 7.000%, 9/01/38

        2,000   West Patterson Financing Authority, California, Special               9/13 at 102.00         N/R          2,165,100
                 Tax Bonds, Community Facilities District 01-1, Series 2004B,
                 6.000%, 9/01/39

        1,350   West Patterson Financing Authority, California, Special               9/13 at 103.00         N/R          1,481,909
                 Tax Bonds, Community Facilities District 2001-1,
                 Series 2004A, 6.125%, 9/01/39

------------------------------------------------------------------------------------------------------------------------------------
       95,435   Total Tax Obligation/Limited                                                                            102,542,708
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 18.7% (12.6% OF TOTAL INVESTMENTS)

        1,430   Bay Area Toll Authority, California, Revenue Bonds, San               4/16 at 100.00          AA          1,539,738
                 Francisco Bay Area Toll Bridge, Series 2006, 5.000%, 4/01/31

        8,150   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 101.00        BBB-          8,573,719
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 5.750%, 1/15/40

        8,515   Los Angeles Harbors Department, California, Revenue Refunding         8/11 at 100.00         AAA          9,047,528
                 Bonds, Series 2001B, 5.500%, 8/01/18 - AMBAC Insured
                 (Alternative Minimum Tax)

          120   Palm Springs Financing Authority, California, Palm Springs            7/14 at 102.00         N/R            124,118
                 International Airport Revenue Bonds, Series 2006,
                 5.450%, 7/01/20 (Alternative Minimum Tax)

       23,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA         24,338,830
                 5.750%, 11/01/29 - FGIC Insured (Alternative Minimum Tax) (7)

       23,275   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA         24,807,659
                 San Francisco International Airport, Second Series 2000,
                 Issue 24A, 5.750%, 5/01/30 - FSA Insured (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       64,490   Total Transportation                                                                                     68,431,592
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 38.4% (26.0% OF TOTAL INVESTMENTS) (4)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        1,500    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00         AAA          1,641,180
        9,750    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa         10,553,303


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$      15,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)     $   16,131,300
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30
                 (Pre-refunded 12/01/09)

        8,400   California Health Facilities Financing Authority, Revenue Bonds,     10/08 at 101.00         AAA          8,694,252
                 Kaiser Permanente System, Series 1998B,
                 5.250%, 10/01/14 (ETM)

        5,000   California Statewide Community Development Authority,                11/09 at 102.00     N/R (4)          5,566,300
                 Certificates of Participation, Pride Industries and Pride
                 One Inc., Series 1999, 7.250%, 11/01/29 (Pre-refunded 11/01/09)

       10,900   Los Angeles Unified School District, California, General              7/09 at 101.00         AAA         11,426,470
                 Obligation Bonds, Series 1999C, 5.250%, 7/01/24
                 (Pre-refunded 7/01/09) - MBIA Insured

       10,845   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA         11,606,211
                 Obligation Bonds, Series 2002E, 5.000%, 7/01/19
                 (Pre-refunded 7/01/12) - MBIA Insured

                Northern California Tobacco Securitization Authority, Tobacco
                Settlement Asset-Backed Bonds, Series 2001A:
        2,500    5.250%, 6/01/31 (Pre-refunded 6/01/11)                               6/11 at 100.00         AAA          2,664,925
        4,500    5.375%, 6/01/41 (Pre-refunded 6/01/11)                               6/11 at 100.00         AAA          4,818,915

        5,840   Orange County Water District, California, Revenue Certificates        8/09 at 101.00     AA+ (4)          6,137,139
                 of Participation, Series 1999A, 5.375%, 8/15/29 (ETM)

        4,000   Orange County Water District, California, Revenue Certificates        8/09 at 101.00     AA+ (4)          4,213,680
                 of Participation, Series 1999A, 5.375%, 8/15/29
                 (Pre-refunded 8/15/09)

        4,000   Puerto Rico, General Obligation and Public Improvement Bonds,         7/10 at 100.00         AAA          4,267,640
                 Series 2000, 5.750%, 7/01/16 (Pre-refunded 7/01/10) -
                 MBIA Insured

       22,060   San Jose Redevelopment Agency, California, Tax Allocation             8/08 at 102.00         AAA         23,012,992
                 Bonds, Merged Area Redevelopment Project, Series 1998,
                 5.250%, 8/01/29 (Pre-refunded 8/01/08) - AMBAC Insured

        2,860   Tobacco Securitization Authority of Southern California,              6/12 at 100.00         AAA          3,081,936
                 Tobacco Settlement Asset-Backed Bonds, San Diego
                 County Tobacco Asset Securitization Corporation, Senior
                 Series 2001A, 5.250%, 6/01/27 (Pre-refunded 6/01/12)

          700   University of California, Certificates of Participation,              1/10 at 101.00     Aa2 (4)            739,662
                 San Diego and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/22 (Pre-refunded 1/01/10)

                University of California, Revenue Bonds, Multi-Purpose
                Projects, Series 2002O:
       10,770    5.000%, 9/01/20 (Pre-refunded 9/01/10) - FGIC Insured                9/10 at 101.00         AAA         11,363,212
       11,305    5.000%, 9/01/21 (Pre-refunded 9/01/10) - FGIC Insured                9/10 at 101.00         AAA         11,927,679

        2,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00      A+ (4)          2,760,050
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22 (Pre-refunded 6/01/12)

------------------------------------------------------------------------------------------------------------------------------------
      132,430   Total U.S. Guaranteed                                                                                   140,606,846
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.5% (5.1% OF TOTAL INVESTMENTS)

        3,630   Imperial Irrigation District, California, Certificates               11/13 at 100.00         AAA          3,914,265
                 of Participation, Electric System Revenue Bonds,
                 Series 2003, 5.250%, 11/01/23 - FSA Insured

        7,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          7,388,010
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/21 - FSA Insured

        8,370   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          8,932,297
                 Power System Revenue Bonds, Series 2001A-2,
                 5.375%, 7/01/19 - MBIA Insured

        5,500   Los Angeles Department of Water and Power, California,                7/15 at 100.00         AAA          5,892,590
                 Power System Revenue Bonds, Series 2005A-1,
                 5.000%, 7/01/31 - FSA Insured

        1,270   Merced Irrigation District, California, Electric System               9/15 at 100.00         AAA          1,366,012
                 Revenue Bonds, Series 2005, 5.125%,  9/01/31 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
       25,770   Total Utilities                                                                                          27,493,174
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 8.5% (5.7% OF TOTAL INVESTMENTS)

        9,165   California Department of Water Resources, Water System               12/11 at 100.00         AAA          9,742,028
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.250%, 12/01/22 - FSA Insured

          875   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            936,635
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured


                                       39

                        Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,500   Indio Water Authority, California, Water Revenue Bonds,               4/16 at 100.00         AAA     $    2,691,850
                 Series 2006, 5.000%, 4/01/31 - AMBAC Insured (7)

          835   Marina Coast Water District, California, Enterprise Certificate       6/16 at 100.00         AAA            896,022
                 of Participation, Series 2006, 5.000%, 6/01/31 - MBIA Insured

        8,250   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R          8,919,323
                 Series 2001A, 6.250%, 12/01/32

        2,250   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA          2,428,853
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 -
                 FGIC Insured

        5,115   San Francisco City and County Public Utilities Commission,           11/12 at 100.00         AAA          5,448,240
                 California, Water Revenue Bonds, Series 2002A,
                 5.000%, 11/01/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       28,990   Total Water and Sewer                                                                                    31,062,951
------------------------------------------------------------------------------------------------------------------------------------
$     504,845   Total Long-Term Investments (cost $506,528,739) - 146.7%                                                537,924,456
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.0% (0.6% OF TOTAL INVESTMENTS)

        3,500   California Department of Water Resources, Power Supply                                      A-1+          3,500,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2002C-7, 3.550%, 5/01/22 - FSA Insured (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $3,500,000)                                                            3,500,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $510,028,739) - 147.7%                                                          541,424,456
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (0.9)%                                                                       (3,403,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                      3,449,984
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.8)%                                                       (175,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 366,471,440
                ====================================================================================================================

FUTURES CONTRACTS OUTSTANDING AT FEBRUARY 28, 2007:

                                                                                                                         UNREALIZED
                                                 CONTRACT      NUMBER OF       CONTRACT              VALUE AT          APPRECIATION
TYPE                                             POSITION      CONTRACTS     EXPIRATION     FEBRUARY 28, 2007        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
U.S. 10-Year Treasury Note                           Long             49           6/07            $5,321,094               $43,493
====================================================================================================================================

FORWARD SWAPS OUTSTANDING AT FEBRUARY 28, 2007:

                                      FUND                                       FIXED RATE                              UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE          PAYMENT  EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (6)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan          $44,000,000     Receive    3-month USD-LIBOR       5.547%   Semi-Annually    7/10/07       7/10/11     $ (961,133)
JPMorgan           14,500,000         Pay    3-month USD-LIBOR       5.813    Semi-Annually    7/10/07       7/10/27      1,022,757
Morgan Stanley     24,500,000     Receive    3-month USD-LIBOR       5.560    Semi-Annually    7/10/07       7/10/12       (633,064)
Morgan Stanley     31,200,000         Pay    3-month USD-LIBOR       5.691    Semi-Annually    7/10/07       7/10/37      2,095,331
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,523,891
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    (6) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    (7) Portion of investments, with an aggregate market value of $93,333 has been pledged to collateralize the net payment obligations under futures contracts.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.0% (2.7% OF TOTAL INVESTMENTS)

$         825   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $      802,997
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        4,625   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3          4,818,001
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        3,200   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,585,888
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

------------------------------------------------------------------------------------------------------------------------------------
        8,650   Total Consumer Staples                                                                                    9,206,886
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 15.0% (10.1% OF TOTAL INVESTMENTS)

        2,000   California Educational Facilities Authority, Revenue Bonds,           6/11 at 101.00         AAA          2,126,380
                 Stanford University, Series 2001Q, 5.250%, 12/01/32

          180   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            189,360
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          125    5.000%, 11/01/21                                                    11/15 at 100.00          A2            134,128
          165    5.000%, 11/01/25                                                    11/15 at 100.00          A2            175,926

        6,375   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          6,584,674
                 Revenue Bonds, Cal Loan Program, Series 2001A,
                 5.400%, 3/01/21 - MBIA Insured (Alternative Minimum Tax)

                California State Public Works Board, Lease Revenue Bonds,
                University of California, UCLA Replacement Hospital Project,
                Series 2002A:
        8,880    5.375%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA          9,629,472
       10,570    5.375%, 10/01/18 - FSA Insured                                      10/12 at 100.00         AAA         11,426,064

          620   California Statewide Community Development Authority,                10/13 at 100.00         N/R            681,678
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        3,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          3,190,470
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       31,915   Total Education and Civic Organizations                                                                  34,138,152
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 11.7% (7.9% OF TOTAL INVESTMENTS)

        2,000   California Health Facilities Financing Authority, Revenue Bonds,      4/12 at 100.00        BBB+          2,154,380
                 Casa Colina Inc., Series 2001, 6.000%, 4/01/22

        1,240   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          1,297,400
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

          500   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+            532,810
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

          955   California State Public Works Board, Revenue Bonds,                  11/14 at 100.00         AAA          1,023,072
                 University of California - Davis Medical Center, Series 2004II-A,
                 5.000%, 11/01/22 - MBIA Insured

        2,185   California Statewide Community Development Authority,                   No Opt. Call          A+          2,372,757
                 Health Facility Revenue Refunding Bonds, Memorial Health
                 Services, Series 2003A, 6.000%, 10/01/11

        2,500   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          2,701,650
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

        5,775   California Statewide Community Development Authority,                 3/16 at 100.00          A+          6,036,954
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41

        1,925   California Statewide Community Development Authority,                 8/16 at 100.00          A+          2,069,279
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31


                                       41

                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       5,355   California Statewide Community Development Authority,                   No Opt. Call          A+     $    5,459,797
                 Revenue Bonds, Kaiser Permanente System, Series 2002E,
                 4.700%, 11/01/36 (Mandatory put 6/01/09)

        3,000   Central California Joint Powers Health Finance Authority,             2/10 at 101.00        Baa2          3,152,040
                 Certificates of Participation, Community Hospitals of Central
                 California Obligated Group, Series 2000, 6.000%, 2/01/30

------------------------------------------------------------------------------------------------------------------------------------
       25,435   Total Health Care                                                                                        26,800,139
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 9.9% (6.7% OF TOTAL INVESTMENTS)

        2,450   ABAG Finance Authority for Non-Profit Corporations, California,         No Opt. Call         BBB          2,528,278
                 Multifamily Housing Revenue Refunding Bonds, United
                 Dominion/2000 Post Apartments, Series 2000B,
                 6.250%, 8/15/30 (Mandatory put 8/15/08)

        3,430   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          3,881,937
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

        5,962   California Statewide Community Development Authority,                 6/11 at 102.00         AAA          6,355,254
                 Multifamily Housing Revenue Refunding Bonds, Claremont
                 Village Apartments, Series 2001D, 5.500%, 6/01/31
                 (Mandatory put 6/01/16) (Alternative Minimum Tax)

        4,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          4,422,960
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.850%, 12/15/32

          205   Independent Cities Lease Finance Authority, California,               5/16 at 100.00         N/R            212,649
                 Mobile Home Park Revenue Bonds, San Juan Mobile Estates,
                 Series 2006B, 5.850%, 5/15/41

        1,055   Rohnert Park Finance Authority, California, Senior Lien Revenue       9/13 at 100.00          A+          1,139,273
                 Bonds, Rancho Feliz Mobile Home Park, Series 2003A,
                 5.750%, 9/15/38

          700   Rohnert Park Finance Authority, California, Subordinate Lien          9/13 at 100.00         N/R            756,140
                 Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003B,
                 6.625%, 9/15/38

        3,045   Yucaipa Redevelopment Agency, California, Mobile Home                 5/11 at 102.00         N/R          3,392,252
                 Park Revenue Bonds, Rancho del Sol and Grandview,
                 Series 2001A, 6.750%, 5/15/36

------------------------------------------------------------------------------------------------------------------------------------
       20,847   Total Housing/Multifamily                                                                                22,688,743
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.5% (0.4% OF TOTAL INVESTMENTS)

          525   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            565,220
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)

          640   California Rural Home Mortgage Finance Authority,                     6/11 at 102.00         AAA            649,632
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 2001A, 5.650%, 12/01/31
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,165   Total Housing/Single Family                                                                               1,214,852
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,250   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          1,310,750
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.7% (0.5% OF TOTAL INVESTMENTS)

        1,550   California Health Facilities Financing Authority, Cal-Mortgage        1/13 at 100.00          A+          1,625,547
                 Insured Revenue Bonds, Northern California Retired Officers
                 Community Corporation - Paradise Valley Estates, Series 2002,
                 5.125%, 1/01/22
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 14.3% (9.6% OF TOTAL INVESTMENTS)

        1,000   California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27    2/14 at 100.00          A+          1,068,370

        5,000   California, General Obligation Refunding Bonds, Series 2002,            No Opt. Call          A+          5,293,550
                 5.000%, 2/01/12

        3,615   Colton Joint Unified School District, San Bernardino County,          8/12 at 102.00         AAA          3,970,680
                 California, General Obligation Bonds, Series 2002A,
                 5.500%, 8/01/22 - FGIC Insured

                Contra Costa County Community College District, California,
                General Obligation Bonds, Series 2002:
        3,005    5.000%, 8/01/21 - FGIC Insured                                       8/12 at 100.00         AAA          3,193,053
        3,300    5.000%, 8/01/22 - FGIC Insured                                       8/12 at 100.00         AAA          3,475,857

        1,325   Golden West Schools Financing Authority, California, General            No Opt. Call         AAA          1,552,847
                 Obligation Revenue Refunding Bonds, School District Program,
                 Series 1998A, 6.650%, 8/01/13 - MBIA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,910   Los Angeles Unified School District, Los Angeles County,              7/16 at 100.00         AAA     $    4,128,725
                 California, General Obligation Bonds, Series 2006B,
                 4.750%, 7/01/25 - FGIC Insured (UB)

        2,000   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          2,342,820
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

          355   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            381,089
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        2,811   San Diego Unified School District, San Diego County,                  7/16 at 101.00         AAA          2,872,336
                 California, General Obligation Bonds, Series 2006F-1,
                 4.500%, 7/01/29 - FSA Insured (UB)

        4,050   Santa Rosa High School District, Sonoma County, California,           5/11 at 101.00         AAA          4,309,119
                 General Obligation Bonds, Series 2001, 5.300%, 5/01/26 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,371   Total Tax Obligation/General                                                                             32,588,446
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 30.6% (20.7% OF TOTAL INVESTMENTS)

                Beaumont Financing Authority, California, Local Agency Revenue
                Bonds, Series 2004D:
          650    5.500%, 9/01/24                                                      9/14 at 102.00         N/R            690,781
          385    5.800%, 9/01/35                                                      9/14 at 102.00         N/R            415,180

        4,900   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00           A          5,418,812
                 Department of Corrections, Series 2003C, 5.500%, 6/01/16

        2,105   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          2,287,882
                 5.000%, 7/01/15

        1,200   Capistrano Unified School District, Orange County, California,        9/13 at 100.00         N/R          1,283,472
                 Special Tax Bonds, Community Facilities District 90-2 -
                 Talega, Series 2003, 6.000%, 9/01/33

          435   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            467,568
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,330   Chino Redevelopment Agency, California, Merged Chino Project          9/16 at 101.00         AAA          1,435,496
                 Area Tax Allocation Bonds, 5.000%, 9/01/38 -
                 AMBAC Insured (UB)

        1,500   Coachella Valley Unified School District, Riverside County,           9/16 at 100.00         Aaa          1,606,020
                 California, Certificates of Participation, Series 2007,
                 5.000%, 9/01/36 - AMBAC Insured

        4,845   Encinitas Public Financing Authority, California, Lease Revenue       4/08 at 102.00         AAA          5,009,585
                 Bonds, Acquisition Project, Series 2001A, 5.250%, 4/01/31 -
                 MBIA Insured

          750   Fontana, California, Special Tax Bonds, Sierra Community              9/14 at 100.00         N/R            805,935
                 Facilities District 22, Series 2004, 6.000%, 9/01/34

        1,785   Hawthorne Community Redevelopment Agency, California,                 9/16 at 100.00         AAA          1,948,952
                 Project Area 2 Tax Allocation Bonds, Series 2006,
                 5.250%, 9/01/36 - XLCA Insured

        4,000   Industry Urban Development Agency, California, Tax Allocation         5/07 at 101.50         AAA          4,072,080
                 Refunding Bonds, Civic, Recreational and Industrial
                 Redevelopment Project 1, Series 2002, 5.500%, 5/01/19 -
                 MBIA Insured

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          215    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            220,811
          495    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            510,583

        2,000   Lake Elsinore Public Finance Authority, California,                  10/13 at 102.00         N/R          2,184,200
                 Local Agency Revenue Refunding Bonds, Series 2003H,
                 6.000%, 10/01/20

          415   Lammersville School District, San Joaquin County, California,         9/16 at 100.00         N/R            428,882
                 Community Facilities District 2002, Mountain House Special
                 Tax Bonds, Series 2006, 5.125%, 9/01/35

        1,265   Lee Lake Water District, Riverside County, California,                9/13 at 102.00         N/R          1,413,498
                 Special Tax Bonds, Community Facilities District 1 of
                 Sycamore Creek, Series 2003, 6.500%, 9/01/24

        1,195   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,331,003
                 Community Facilities District 03-1, Series 2003A,
                 6.500%, 9/01/25

          905   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R            947,616
                 Community Facilities District 03-1, Series 2004,
                 6.000%, 9/01/34

          800   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            850,392
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured


                                       43

                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       8,000   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA     $    8,194,800
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Refunding Bonds, Series 1998A, 5.000%, 7/01/23 - AMBAC Insured

        5,000   Los Angeles County Metropolitan Transportation Authority,               No Opt. Call         AAA          5,468,250
                 California, Proposition C Second Senior Lien Sales Tax Revenue
                 Refunding Bonds, Series 2003A, 5.250%, 7/01/13 - MBIA Insured

          500   North Natomas Community Facilities District 4, Sacramento,            3/07 at 103.00         N/R            512,745
                 California, Special Tax Bonds, Series 2006D, 5.000%, 9/01/33

        3,295   Oakland Redevelopment Agency, California, Subordinate Lien            3/13 at 100.00         AAA          3,615,604
                 Tax Allocation Bonds, Central District Redevelopment Project,
                 Series 2003, 5.500%, 9/01/16 - FGIC Insured

        2,000   Orange County, California, Special Tax Bonds, Community               8/11 at 101.00         N/R          2,079,960
                 Facilities District 02-1 of Ladera Ranch, Series 2003A,
                 5.550%, 8/15/33

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB-          2,434,160
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

          385   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            408,681
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        6,000   Riverside County Redevelopment Agency, California, Tax               10/11 at 102.00         AAA          6,443,040
                 Allocation Bonds, Jurupa Valley Project Area, Series 2001,
                 5.250%, 10/01/35 - AMBAC Insured

          475   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            501,253
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

          700   Sacramento, California, Special Tax Bonds, North Natomas              9/14 at 100.00         N/R            756,504
                 Community Facilities District 4, Series 2003C, 6.000%, 9/01/33

          970   San Marcos Public Facilities Authority, California, Special           9/09 at 102.00         N/R          1,017,831
                 Tax Bonds, Community Facilities District 99-1, Series 2003B,
                 6.000%, 9/01/24

        1,530   San Marcos Public Facilities Authority, California, Tax Allocation    8/15 at 100.00         AAA          1,628,899
                 Bonds, Project Areas 2 and 3, Series 2005C, 5.000%, 8/01/35 -
                 AMBAC Insured

        1,930   West Patterson Financing Authority, California, Special Tax           9/13 at 103.00         N/R          2,181,923
                 Bonds, Community Facilities District 01-1, Series 2003B,
                 6.750%, 9/01/30

          500   West Patterson Financing Authority, California, Special Tax           9/13 at 102.00         N/R            541,275
                 Bonds, Community Facilities District 01-1, Series 2004B,
                 6.000%, 9/01/39

          850   West Patterson Financing Authority, California, Special Tax           9/13 at 103.00         N/R            933,054
                 Bonds, Community Facilities District 2001-1, Series 2004A,
                 6.125%, 9/01/39

------------------------------------------------------------------------------------------------------------------------------------
       65,310   Total Tax Obligation/Limited                                                                             70,046,727
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.1% (6.8% OF TOTAL INVESTMENTS)

        1,930   Bay Area Toll Authority, California, Revenue Bonds,                   4/16 at 100.00          AA          2,078,108
                 San Francisco Bay Area Toll Bridge, Series 2006,
                 5.000%, 4/01/31

        7,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          6,559,910
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/27

        5,585   Port of Oakland, California, Revenue Bonds, Series 2002N,            11/12 at 100.00         AAA          5,861,402
                 5.000%, 11/01/16 - MBIA Insured (Alternative Minimum Tax) (6)

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2003,
                Issue 29A:
        2,430    5.250%, 5/01/18 - FGIC Insured (Alternative Minimum Tax)             5/13 at 100.00         AAA          2,589,141
        2,555    5.250%, 5/01/19 - FGIC Insured (Alternative Minimum Tax)             5/13 at 100.00         AAA          2,718,009

        1,000   San Francisco Airports Commission, California, Revenue                5/13 at 100.00         AAA          1,073,290
                 Bonds, San Francisco International Airport, Second Series 2003,
                 Issue 29B, 5.125%, 5/01/17 - FGIC Insured

        2,000   San Francisco Airports Commission, California, Revenue                5/12 at 100.00         AAA          2,114,740
                 Refunding Bonds, San Francisco International Airport, Second
                 Series 2002, Issue 28A, 5.250%, 5/01/17 - MBIA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       22,500   Total Transportation                                                                                     22,994,600
------------------------------------------------------------------------------------------------------------------------------------


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 30.8% (20.7% OF TOTAL INVESTMENTS) (4)

$       9,000   Anitoch Area Public Facilities Financing Agency, California,          8/11 at 100.00         AAA     $    9,630,720
                 Special Tax Bonds, Community Facilities District 1989-1,
                 Series 2001, 5.250%, 8/01/25 (Pre-refunded 8/01/11) -
                 MBIA Insured

        6,000   California Department of Water Resources, Power Supply                5/12 at 101.00         Aaa          6,494,340
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18
                 (Pre-refunded 5/01/12)

        7,530   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          7,972,463
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25
                 (Pre-refunded 7/01/10) - FGIC Insured

       10,840   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA         11,600,860
                 Obligation Bonds, Series 2002E, 5.000%, 7/01/19
                 (Pre-refunded 7/01/12) - MBIA Insured

        1,250   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          1,370,775
                 Obligation Bonds, Series 2003A, 5.250%, 7/01/20
                 (Pre-refunded 7/01/13) - FSA Insured

        1,375   Lucia Mar Unified School District, San Luis Obispo County,            8/14 at 100.00         Aaa          1,522,854
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/21 (Pre-refunded 8/01/14) - FGIC Insured

        3,000   Northern California Tobacco Securitization Authority, Tobacco         6/11 at 100.00         AAA          3,212,610
                 Settlement Asset-Backed Bonds, Series 2001A,
                 5.375%, 6/01/41 (Pre-refunded 6/01/11)

       12,090   Santa Clara Valley Transportation Authority, California,              6/11 at 100.00         AAA         12,788,802
                 Sales Tax Revenue Bonds, Series 2001A, 5.000%, 6/01/25
                 (Pre-refunded 6/01/11) - MBIA Insured

        1,160   Saugus Union School District, Los Angeles County, California,         8/12 at 100.00         AAA          1,242,604
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21
                 (Pre-refunded 8/01/12) - FGIC Insured

        6,200   Southwestern Community College District, San Diego County,            8/11 at 101.00         AAA          6,719,064
                 California, General Obligation Bonds, Series 2001,
                 5.375%, 8/01/25 (Pre-refunded 8/01/11) - AMBAC Insured

        2,710   Southwestern Community College District, San Diego County,            8/14 at 100.00         AAA          2,957,586
                 California, General Obligation Bonds, Series 2004,
                 5.000%, 8/01/21 (Pre-refunded 8/01/14) - FGIC Insured

        2,800   Tobacco Securitization Authority of Southern California,              6/12 at 100.00         AAA          3,050,516
                 Tobacco Settlement Asset-Backed Bonds, San Diego County
                 Tobacco Asset Securitization Corporation, Senior Series 2001A,
                 5.500%, 6/01/36 (Pre-refunded 6/01/12)

        1,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00      A+ (4)          1,656,030
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22 (Pre-refunded 6/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       65,455   Total U.S. Guaranteed                                                                                    70,219,224
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 4.8% (3.2% OF TOTAL INVESTMENTS)

        5,000   Anaheim Public Finance Authority, California, Second Lien            10/14 at 100.00         AAA          5,465,450
                 Electric Distribution Revenue Bonds, Series 2004,
                 5.250%, 10/01/21 - MBIA Insured

                Los Angeles Department of Water and Power, California, Power
                System Revenue Bonds, Series 2003A-2:
          750    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA            803,970
        1,000    5.000%, 7/01/23 - MBIA Insured                                       7/13 at 100.00         AAA          1,060,070

          500   Los Angeles Department of Water and Power, California,                7/15 at 100.00         AAA            535,690
                 Power System Revenue Bonds, Series 2005A-1,
                 5.000%, 7/01/31 - FSA Insured

          790   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            849,724
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        2,000   Santa Clara, California, Subordinate Electric Revenue Bonds,          7/13 at 100.00         AAA          2,171,940
                 Series 2003A, 5.250%, 7/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,040   Total Utilities                                                                                          10,886,844
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 15.3% (10.3% OF TOTAL INVESTMENTS)

        4,900   East Bay Municipal Utility District, Alameda and Contra Costa         6/11 at 100.00         AAA          5,103,448
                 Counties, California, Water System Subordinated Revenue
                 Bonds, Series 2001, 5.000%, 6/01/26 - MBIA Insured

        2,655   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA          2,833,416
                 Certificates of Participation, Series 2004A, 5.000%, 3/01/20 -
                 FGIC Insured

          545   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            583,390
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        3,365   Hollister Joint Powers Financing Authority, California,               6/16 at 100.00         AAA          3,597,488
                 Wastewater Revenue Bonds, Series 2006, 5.000%, 6/01/37 -
                 FSA Insured


                                       45

                        Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,800   Pomona Public Finance Authority, California, Revenue Bonds,           5/17 at 100.00         AAA     $    1,934,352
                 Water Facilities Project, Series 2007AY, 5.000%, 5/01/37 -
                 AMBAC Insured

          750   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA            809,618
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 -
                 FGIC Insured

        1,700   San Buenaventura, California, Wastewater Revenue                      3/14 at 100.00         AAA          1,803,530
                 Certificates of Participation, Series 2004, 5.000%, 3/01/24 -
                 MBIA Insured

        6,885   San Diego Public Facilities Financing Authority, California,          8/12 at 100.00         AAA          7,315,860
                 Subordinate Lien Water Revenue Bonds, Series 2002,
                 5.000%, 8/01/21 - MBIA Insured

       10,000   San Francisco City and County Public Utilities Commission,            4/13 at 100.00         AAA         10,840,900
                 California, Clean Water Revenue Refunding Bonds,
                 Series 2003A, 5.250%, 10/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       32,600   Total Water and Sewer                                                                                    34,822,002
------------------------------------------------------------------------------------------------------------------------------------
$     317,088   Total Investments (cost $320,795,521) - 148.3%                                                          338,542,912
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.3)%                                                                       (5,363,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                      5,057,185
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.2)%                                                       (110,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  228,237,097
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT FEBRUARY 28, 2007:

                                      FUND                                       FIXED RATE                              UNREALIZED
                   NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE          PAYMENT  EFFECTIVE   TERMINATION   APPRECIATION
COUNTERPARTY         AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)       FREQUENCY    DATE (5)         DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs     $38,500,000      Receive   3-month USD-LIBOR       5.681%   Semi-Annually    7/27/07       7/27/12    $(1,196,283)
JPMorgan           12,000,000      Receive   3-month USD-LIBOR       5.716    Semi-Annually    7/27/07       7/27/14       (480,020)
JPMorgan            6,500,000          Pay   3-month USD-LIBOR       5.869    Semi-Annually    7/27/07       7/27/34        578,917
Morgan Stanley     13,700,000          Pay   3-month USD-LIBOR       5.811    Semi-Annually    7/27/07       7/27/24        904,902
Morgan Stanley     18,500,000          Pay   3-month USD-LIBOR       5.816    Semi-Annually    7/27/07       7/27/29      1,371,890
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $ 1,179,406
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    (6) Portion of the investment, with an aggregate market value of $1,080,975, has been pledged to collateralize the net payment obligations under forward swap contracts.

                   N/R   Not rated.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.2% (1.5% OF TOTAL INVESTMENTS)

$       1,340   California County Tobacco Securitization Agency, Tobacco              6/15 at 100.00         BBB     $    1,304,262
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Securitization Corporation, Series 2005, 4.250%, 6/01/21

        6,100   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          6,835,599
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33

------------------------------------------------------------------------------------------------------------------------------------
        7,440   Total Consumer Staples                                                                                    8,139,861
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 5.9% (3.8% OF TOTAL INVESTMENTS)

          290   California Educational Facilities Authority, Revenue Bonds,          10/15 at 100.00          A3            305,080
                 University of Redlands, Series 2005A, 5.000%, 10/01/35

                California Educational Facilities Authority, Revenue Bonds,
                University of the Pacific, Series 2006:
          200    5.000%, 11/01/21                                                    11/15 at 100.00          A2            214,604
          270    5.000%, 11/01/25                                                    11/15 at 100.00          A2            287,879

        3,825   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          3,950,804
                 Revenue Bonds, Cal Loan Program, Series 2001A,
                 5.400%, 3/01/21 - MBIA Insured (Alternative Minimum Tax)

        3,600   California State Public Works Board, Lease Revenue Bonds,            10/12 at 100.00         AAA          3,883,068
                 University of California, UCLA Replacement Hospital Project,
                 Series 2002A, 5.375%, 10/01/17 - FSA Insured

          620   California Statewide Community Development Authority,                10/13 at 100.00         N/R            681,678
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        7,595   San Francisco State University Foundation Inc., California,           9/11 at 100.00         AAA          7,988,877
                 Auxiliary Organization Student Housing Revenue Bonds,
                 Series 2001, 5.000%, 9/01/26 - MBIA Insured

        4,000   University of California, Revenue Bonds, Multi-Purpose Projects,      5/13 at 100.00         AAA          4,235,960
                 Series 2003A, 5.000%, 5/15/23 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,400   Total Education and Civic Organizations                                                                  21,547,950
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 15.7% (10.2% OF TOTAL INVESTMENTS)

                California Health Facilities Financing Authority, Revenue Bonds,
                Casa Colina Inc., Series 2001:
        4,000    6.000%, 4/01/22                                                      4/12 at 100.00        BBB+          4,308,760
        2,000    6.125%, 4/01/32                                                      4/12 at 100.00        BBB+          2,155,760

        2,020   California Health Facilities Financing Authority, Revenue Bonds,     11/15 at 100.00          A2          2,113,506
                 Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/34

        9,000   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+          9,590,580
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        6,525   California Statewide Community Development Authority,                   No Opt. Call          A+          7,195,118
                 Health Facility Revenue Refunding Bonds, Memorial Health
                 Services, Series 2003A, 6.000%, 10/01/12

        6,450   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          6,970,257
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/18 - FSA Insured

        7,665   California Statewide Community Development Authority,                11/09 at 102.00           A          8,056,298
                 Insured Mortgage Hospital Revenue Bonds, Mission
                 Community Hospital, Series 2001, 5.375%, 11/01/21

        9,425   California Statewide Community Development Authority,                 3/16 at 100.00          A+          9,852,518
                 Revenue Bonds, Kaiser Permanante System, Series 2006,
                 5.000%, 3/01/41

        3,145   California Statewide Community Development Authority,                 8/16 at 100.00          A+          3,380,718
                 Revenue Bonds, Kaiser Permanente System, Series 2001C,
                 5.250%, 8/01/31


                                       47

                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

                Central California Joint Powers Health Finance Authority,
                Certificates of Participation, Community Hospitals of Central
                California Obligated Group, Series 2000:
$       1,770    6.000%, 2/01/20                                                      2/10 at 101.00        Baa2     $    1,863,191
        1,740    6.000%, 2/01/30                                                      2/10 at 101.00        Baa2          1,828,183

------------------------------------------------------------------------------------------------------------------------------------
       53,740   Total Health Care                                                                                        57,314,889
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 10.0% (6.5% OF TOTAL INVESTMENTS)

        4,000   ABAG Finance Authority for Non-Profit Corporations, California,         No Opt. Call         BBB          4,127,800
                 Multifamily Housing Revenue Refunding Bonds, United
                 Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30
                 (Mandatory put 8/15/08)

        4,750   ABAG Finance Authority for Non-Profit Corporations,                     No Opt. Call         BBB          4,912,830
                 California, Multifamily Housing Revenue Refunding Bonds,
                 United Dominion/The Highlands of Marin Apartments,
                 Series 2000A, 6.400%, 8/15/30 (Mandatory put 8/15/08)
                 (Alternative Minimum Tax)

        5,140   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          5,817,246
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

        2,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          2,198,400
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.800%, 12/15/25

          325   Independent Cities Lease Finance Authority, California,               5/16 at 100.00         N/R            337,126
                 Mobile Home Park Revenue Bonds, San Juan Mobile Estates,
                 Series 2006B, 5.850%, 5/15/41

        1,735   Rohnert Park Finance Authority, California, Senior Lien               9/13 at 100.00          A+          1,873,592
                 Revenue Bonds, Rancho Feliz Mobile Home Park,
                 Series 2003A, 5.750%, 9/15/38

        1,125   Rohnert Park Finance Authority, California, Subordinate Lien          9/13 at 100.00         N/R          1,215,225
                 Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003B,
                 6.625%, 9/15/38

        3,610   San Bernardino County Housing Authority, California,                 11/11 at 105.00         Aaa          3,968,690
                 GNMA Collateralized Multifamily Mortgage Revenue Bonds,
                 Pacific Palms Mobile Home Park, Series 2001A,
                 6.700%, 12/20/41

        7,500   San Bernardino County Housing Authority, California,                    No Opt. Call          A-          7,722,600
                 Multifamily Housing Revenue Refunding Bonds, Equity
                 Residential Properties/Redlands Lawn and Tennis Apartments,
                 Series 1999A, 5.200%, 6/15/29 (Mandatory put 6/15/09)

                San Jose, California, Multifamily Housing Revenue Bonds, GNMA
                Mortgage-Backed Securities Program, Lenzen Housing, Series
                2001B:
        1,250    5.350%, 2/20/26 (Alternative Minimum Tax)                            8/11 at 102.00         AAA          1,310,188
        2,880    5.450%, 2/20/43 (Alternative Minimum Tax)                            8/11 at 102.00         AAA          3,010,032

------------------------------------------------------------------------------------------------------------------------------------
       34,315   Total Housing/Multifamily                                                                                36,493,729
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.3% (0.2% OF TOTAL INVESTMENTS)

          860   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            925,885
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

        2,000   California Pollution Control Financing Authority, Solid Waste         1/16 at 102.00         BBB          2,097,200
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.5% (1.0% OF TOTAL INVESTMENTS)

        2,450   California Health Facilities Financing Authority, Cal-Mortgage        1/13 at 100.00          A+          2,569,413
                 Insured Revenue Bonds, Northern California Retired Officers
                 Community Corporation - Paradise Valley Estates, Series 2002,
                 5.125%, 1/01/22

                California Health Facilities Financing Authority, Insured Senior
                Living Revenue Bonds, Aldersly Project, Series 2002A:
        1,500    5.125%, 3/01/22                                                      3/12 at 101.00          A+          1,575,030
        1,315    5.250%, 3/01/32                                                      3/12 at 101.00          A+          1,382,867

------------------------------------------------------------------------------------------------------------------------------------
        5,265   Total Long-Term Care                                                                                      5,527,310
------------------------------------------------------------------------------------------------------------------------------------


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 24.3% (15.8% OF TOTAL INVESTMENTS)

$       6,000   California State, General Obligation Bonds, Series 2007,             12/16 at 100.00         AAA     $    5,935,740
                 4.250%, 12/01/35 (WI/DD, Settling 3/01/07) - AMBAC Insured

        9,335   California, General Obligation Bonds, Series 2002,                      No Opt. Call         AAA         10,949,395
                 6.000%, 2/01/16 - FSA Insured

        1,750   California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27    2/14 at 100.00          A+          1,869,648

                California, General Obligation Refunding Bonds, Series 2002:
        8,450    5.000%, 2/01/12                                                        No Opt. Call          A+          8,946,100
        2,780    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          3,268,085

           10   California, General Obligation Veterans Welfare Bonds,                6/07 at 102.00         AA-             10,192
                 Series 1997BJ, 5.500%, 12/01/18 (Alternative Minimum Tax)

       14,300   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA         14,423,551
                 Series 2001BZ, 5.350%, 12/01/21 - MBIA Insured (Alternative
                 Minimum Tax)

        3,000   Contra Costa County Community College District, California,           8/12 at 100.00         AAA          3,159,870
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/23 -
                 FGIC Insured

        2,500   Fullerton Joint Union High School District, Orange County,            8/12 at 100.00         Aaa          2,614,850
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/23 - FSA Insured

        2,260   Jurupa Unified School District, Riverside County, California,         8/11 at 101.00         AAA          2,396,188
                 General Obligation Bonds, Series 2002, 5.125%, 8/01/22 -
                 FGIC Insured

          870   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA            909,959
                 Series 2001, 5.000%, 7/01/24 - FSA Insured

                Riverside Community College District, California, General
                Obligation Bonds, Series 2005:
        2,675    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA          2,895,474
        5,000    5.000%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA          5,386,000

          575   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            617,257
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

       10,810   San Diego Unified School District, San Diego County,                  7/11 at 102.00         AAA         11,570,808
                 California, General Obligation Bonds, Election of 1998,
                 Series 2001C, 5.000%, 7/01/26 - FSA Insured

        4,000   San Diego Unified School District, San Diego County, California,      7/12 at 101.00         AAA          4,339,800
                 General Obligation Bonds, Election of 1998, Series 2002D,
                 5.250%, 7/01/21 - FGIC Insured

        4,569   San Diego Unified School District, San Diego County,                  7/16 at 101.00         AAA          4,668,695
                 California, General Obligation Bonds, Series 2006F-1,
                 4.500%, 7/01/29 - FSA Insured (UB)

        2,715   San Jose-Evergreen Community College District, Santa Clara            9/15 at 100.00         AAA          2,922,345
                 County, California, General Obligation Bonds, Series 2005A,
                 5.000%, 9/01/25 - MBIA Insured

        1,630   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          1,716,602
                 County, California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       83,229   Total Tax Obligation/General                                                                             88,600,559
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 41.5% (27.2% OF TOTAL INVESTMENTS)

        4,000   Beaumont Financing Authority, California, Local Agency                9/12 at 102.00         N/R          4,476,560
                 Revenue Bonds, Series 2002A, 6.750%, 9/01/25

        7,135   Brentwood Infrastructure Financing Authority, Contra Costa           11/11 at 100.00         AAA          7,479,478
                 County, California, Capital Improvement Revenue Bonds,
                 Series 2001, 5.000%, 11/01/25 - FSA Insured

        8,210   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00           A          9,079,275
                 Department of Corrections, Series 2003C, 5.500%, 6/01/16

        3,350   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          3,607,883
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/17 - AMBAC Insured

        4,000   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00         AAA          4,182,680
                 Department of General Services, Series 2002B,
                 5.000%, 3/01/27 - AMBAC Insured

        4,510   California State Public Works Board, Lease Revenue Bonds,            12/11 at 102.00         AAA          4,775,865
                 Department of Mental Health, Hospital Addition, Series 2001A,
                 5.000%, 12/01/26 - AMBAC Insured

        2,815   California, Economic Recovery Revenue Bonds, Series 2004A,            7/14 at 100.00         AA+          3,059,567
                 5.000%, 7/01/15


                                       49

                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Capistrano Unified School District, Orange County, California,
                Special Tax Bonds, Community Facilities District 90-2 - Talega,
                Series 2003:
$       1,750    5.875%, 9/01/23                                                      9/13 at 100.00         N/R     $    1,875,790
          550    6.000%, 9/01/33                                                      9/13 at 100.00         N/R            588,258

          715   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            768,532
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,810   Cerritos Public Financing Authority, California, Tax Allocation         No Opt. Call         AAA          1,964,357
                 Revenue Bonds, Los Cerritos Redevelopment Projects,
                 Series 2002A, 5.000%, 11/01/14 - AMBAC Insured

        2,160   Chino Redevelopment Agency, California, Merged Chino                  9/16 at 101.00         AAA          2,331,331
                 Redevelopment Project Area Tax Allocation Bonds,
                 Series 2006, 5.000%, 9/01/38 - AMBAC Insured (UB)

        1,270   Coalinga Public Financing Authority, California, Local Obligation       No Opt. Call         AAA          1,523,238
                 Senior Lien Revenue Bonds, Series 1998A, 6.000%, 9/15/18 -
                 AMBAC Insured

        1,125   Fontana, California, Special Tax Bonds, Sierra Community              9/14 at 100.00         N/R          1,208,903
                 Facilities District 22, Series 2004, 6.000%, 9/01/34

        1,000   Fullerton Community Facilities District 1, California, Special        9/12 at 100.00         N/R          1,069,600
                 Tax Bonds, Amerige Heights, Series 2002, 6.100%, 9/01/22

                Irvine, California, Unified School District, Community Facilities
                District Special Tax Bonds, Series 2006A:
          350    5.000%, 9/01/26                                                      9/16 at 100.00         N/R            359,461
          805    5.125%, 9/01/36                                                      9/16 at 100.00         N/R            830,341

        3,000   Lake Elsinore Public Finance Authority, California, Local            10/13 at 102.00         N/R          3,276,300
                 Agency Revenue Refunding Bonds, Series 2003H,
                 6.000%, 10/01/20

          685   Lammersville School District, San Joaquin County, California,         9/16 at 100.00         N/R            707,913
                 Community Facilities District 2002, Mountain House Special
                 Tax Bonds, Series 2006, 5.125%, 9/01/35

        5,250   Lammersville School District, San Joaquin County, California,         9/12 at 101.00         N/R          5,741,925
                 Special Tax Bonds, Community Facilities District of Mountain
                 House, Series 2002, 6.300%, 9/01/24

        2,000   Lee Lake Water District, Riverside County, California, Special        9/13 at 102.00         N/R          2,234,780
                 Tax Bonds, Community Facilities District 1 of Sycamore Creek,
                 Series 2003, 6.500%, 9/01/24

        1,985   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          2,210,913
                 Community Facilities District 03-1, Series 2003A,
                 6.500%, 9/01/25

        1,360   Lincoln, California, Special Tax Bonds, Lincoln Crossing              9/13 at 102.00         N/R          1,424,042
                 Community Facilities District 03-1, Series 2004,
                 6.000%, 9/01/34

        5,425   Lodi, California, Certificates of Participation, Public              10/12 at 100.00         AAA          5,695,599
                 Improvement Financing Project, Series 2002,
                 5.000%, 10/01/26 - MBIA Insured

        1,310   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa          1,392,517
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        1,000   Los Banos Redevelopment Agency, California, Project Tax               9/16 at 100.00          AA          1,051,370
                 Allocation Bonds, Los Banos Redevelopment Project,
                 Series 2006, 5.000%, 9/01/36 - RAAI Insured

        1,000   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa          1,060,190
                 Master Plan Financing, Series 2001, 5.250%, 8/01/15 -
                 MBIA Insured

        1,675   Moreno Valley Unified School District, Riverside County,              3/14 at 100.00         AAA          1,772,820
                 California, Certificates of Participation, Series 2005,
                 5.000%, 3/01/26 - FSA Insured

                North Natomas Community Facilities District 4, Sacramento,
                California, Special Tax Bonds, Series 2006D:
          550    5.000%, 9/01/26                                                      3/07 at 103.00         N/R            564,867
          250    5.000%, 9/01/33                                                      3/07 at 103.00         N/R            256,373

        3,000   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,292,770
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/19 - FGIC Insured

        4,520   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          4,765,798
                 Revenue Bonds, Capital Projects, Series 2001, 5.000%, 8/01/24 -
                 AMBAC Insured

        2,000   Orange County, California, Special Tax Bonds, Community               8/11 at 101.00         N/R          2,079,960
                 Facilities District 02-1 of Ladera Ranch, Series 2003A,
                 5.550%, 8/15/33


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$      11,165   Palm Desert Financing Authority, California, Tax Allocation           4/12 at 102.00         AAA     $   11,897,647
                 Revenue Refunding Bonds, Project Area 1, Series 2002,
                 5.100%, 4/01/30 - MBIA Insured

        3,250   Pomona Public Financing Authority, California, Revenue                2/11 at 100.00         AAA          3,366,285
                 Refunding Bonds, Merged Redevelopment Projects,
                 Series 2001AD, 5.000%, 2/01/27 - MBIA Insured

        6,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          7,139,220
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/32
                 (WI/DD, Settling 3/06/07) - MBIA Insured

          625   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            663,444
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          780   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            823,111
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        1,700   Roseville, California, Special Tax Bonds, Community Facilities        9/09 at 103.00         N/R          1,795,642
                 District 1 - Crocker, Series 2003, 6.000%, 9/01/27

        1,150   Sacramento, California, Special Tax Bonds, North Natomas              9/14 at 100.00         N/R          1,242,828
                 Community Facilities District 4, Series 2003C, 6.000%, 9/01/33

       14,505   San Diego Redevelopment Agency, California, Subordinate Lien          9/11 at 101.00         AAA         15,222,271
                 Tax Allocation Bonds, Centre City Project, Series 2001A,
                 5.000%, 9/01/26 - FSA Insured

        2,300   San Francisco Bay Area Rapid Transit District, California,            7/11 at 100.00         AAA          2,397,244
                 Sales Tax Revenue Bonds, Series 2001, 5.000%, 7/01/26 -
                 AMBAC Insured

        1,590   San Marcos Public Facilities Authority, California, Special           9/09 at 102.00         N/R          1,668,403
                 Tax Bonds, Community Facilities District 99-1, Series 2003B,
                 6.000%, 9/01/24

        8,710   South Orange County Public Financing Authority, California,           8/15 at 100.00         AAA          9,316,477
                 Special Tax Revenue Bonds, Ladera Ranch, Series 2005A,
                 5.000%, 8/15/32 - AMBAC Insured

        2,810   West Patterson Financing Authority, California, Special Tax           9/13 at 103.00         N/R          3,214,809
                 Bonds, Community Facilities District 01-1, Series 2003B,
                 7.000%, 9/01/38

        2,000   West Patterson Financing Authority, California, Special Tax           9/13 at 102.00         N/R          2,165,100
                 Bonds, Community Facilities District 01-1, Series 2004B,
                 6.000%, 9/01/39

        1,375   West Patterson Financing Authority, California, Special Tax           9/13 at 103.00         N/R          1,509,351
                 Bonds, Community Facilities District 2001-1, Series 2004A,
                 6.125%, 9/01/39

        2,500   Yucaipa-Calimesa Joint Unified School District, San Bernardino       10/11 at 100.00         AAA          2,604,375
                 County, California, General Obligation Refunding Bonds,
                 Series 2001A, 5.000%, 10/01/26 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
      141,025   Total Tax Obligation/Limited                                                                            151,735,463
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.6% (6.9% OF TOTAL INVESTMENTS)

        1,690   Bay Area Toll Authority, California, Revenue Bonds,                   4/16 at 100.00          AA          1,819,691
                 San Francisco Bay Area Toll Bridge, Series 2006,
                 5.000%, 4/01/31

       11,750   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-         10,990,598
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 5.875%, 1/15/28

        3,000   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          3,233,520
                 5.250%, 11/01/20 - FGIC Insured

        1,500   Port of Oakland, California, Revenue Refunding Bonds,                11/07 at 102.00         AAA          1,548,870
                 Series 1997I, 5.600%, 11/01/19 - MBIA Insured

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2003, Issue 29B:
        4,110    5.125%, 5/01/17 - FGIC Insured                                       5/13 at 100.00         AAA          4,411,222
       10,625    5.125%, 5/01/18 - FGIC Insured                                       5/13 at 100.00         AAA         11,381,925
        5,140    5.125%, 5/01/19 - FGIC Insured                                       5/13 at 100.00         AAA          5,494,506

------------------------------------------------------------------------------------------------------------------------------------
       37,815   Total Transportation                                                                                     38,880,332
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 16.5% (10.8% OF TOTAL INVESTMENTS) (4)

       11,240   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00     N/R (4)         12,085,697
                 Settlement Asset-Backed Bonds, Merced County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33
                 (Pre-refunded 6/01/12)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        3,500    5.375%, 5/01/17 (Pre-refunded 5/01/12) - XLCA Insured                5/12 at 101.00         AAA          3,829,420
        9,000    5.125%, 5/01/18 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa          9,741,510


                                       51

                        Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                Los Angeles Unified School District, California, General Obligation
                Bonds, Series 2003A:
$       3,750    5.250%, 7/01/20 (Pre-refunded 7/01/13) - FSA Insured                 7/13 at 100.00         AAA     $    4,112,325
        7,200    5.000%, 7/01/22 (Pre-refunded 7/01/13) - FSA Insured                 7/13 at 100.00         AAA          7,794,216

        1,525   Lucia Mar Unified School District, San Luis Obispo County,            8/14 at 100.00         Aaa          1,688,983
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/22 (Pre-refunded 8/01/14) - FGIC Insured

        5,500   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          5,971,680
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36
                 (Pre-refunded 7/01/12)

        6,425   San Francisco Bay Area Rapid Transit District, California,            7/11 at 100.00         Aaa          6,803,111
                 Sales Tax Revenue Bonds, Series 2001, 5.000%, 7/01/26
                 (Pre-refunded 7/01/11) - AMBAC Insured

        1,000   Saugus Union School District, Los Angeles County, California,         8/12 at 100.00         AAA          1,071,210
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/24
                 (Pre-refunded 8/01/12) - FGIC Insured

        4,200   Tobacco Securitization Authority of Southern California,              6/12 at 100.00         AAA          4,575,774
                 Tobacco Settlement Asset-Backed Bonds, San Diego County
                 Tobacco Asset Securitization Corporation, Senior Series 2001A,
                 5.500%, 6/01/36 (Pre-refunded 6/01/12)

        2,500   Whittier, California, Health Facility Revenue Bonds, Presbyterian     6/12 at 101.00      A+ (4)          2,760,050
                 Intercommunity Hospital, Series 2002, 5.600%, 6/01/22
                 (Pre-refunded 6/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       55,840   Total U.S. Guaranteed                                                                                    60,433,976
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.1% (5.9% OF TOTAL INVESTMENTS)

       15,000   California Pollution Control Financing Authority, Remarketed          4/11 at 102.00         AAA         16,085,546
                 Revenue Bonds, Pacific Gas and Electric Company,
                 Series 1996A, 5.350%, 12/01/16 - MBIA Insured (Alternative
                 Minimum Tax)

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,286,352
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,285   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA          1,382,146
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        5,000   Merced Irrigation District, California, Revenue Certificates          9/13 at 102.00        Baa3          5,395,950
                 of Participation, Electric System Project, Series 2003,
                 5.700%, 9/01/36

        2,250   Salinas Valley Solid Waste Authority, California, Revenue             8/12 at 100.00         AAA          2,359,868
                 Bonds, Series 2002, 5.125%, 8/01/22 - AMBAC Insured
                 (Alternative Minimum Tax)

        6,085   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          6,609,892
                 Magnolia Power Project, Series 2003-1A, 5.250%, 7/01/16 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,820   Total Utilities                                                                                          33,119,754
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 12.9% (8.4% OF TOTAL INVESTMENTS)

        1,070   Burbank, California, Wastewater System Revenue Bonds,                 6/14 at 100.00         AAA          1,142,674
                 Series 2004A, 5.000%, 6/01/22 - AMBAC Insured

        7,000   Carmichael Water District, Sacramento County, California,             9/09 at 102.00         AAA          7,308,630
                 Water Revenue Certificates of Participation, Series 1999,
                 5.125%, 9/01/29 - MBIA Insured

        2,000   El Dorado Irrigation District, California, Water and Sewer            3/14 at 100.00         AAA          2,134,400
                 Certificates of Participation, Series 2004A, 5.000%, 3/01/20 -
                 FGIC Insured

          890   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            952,692
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

          850   Marina Coast Water District, California, Enterprise Certificate       6/16 at 100.00         AAA            912,118
                 of Participation, Series 2006, 5.000%, 6/01/31 - MBIA Insured

        1,000   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R          1,081,130
                 Series 2001A, 6.250%, 12/01/32

        1,685   Pomona Public Finance Authority, California, Revenue Bonds,           5/17 at 100.00         AAA          1,825,361
                 Water Facilities Project, Series 2007AY, 5.000%, 5/01/26 -
                 AMBAC Insured

        1,380   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA          1,486,370
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

        1,000   San Buenaventura, California, Wastewater Revenue Certificates         3/14 at 100.00         AAA          1,060,900
                 of Participation, Series 2004, 5.000%, 3/01/24 - MBIA Insured


                                       52

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                San Diego Public Facilities Financing Authority, California,
                Subordinate Lien Water Revenue Bonds, Series 2002:
$       2,500    5.000%, 8/01/23 - MBIA Insured                                       8/12 at 100.00         AAA     $    2,633,225
        6,260    5.000%, 8/01/24 - MBIA Insured                                       8/12 at 100.00         AAA          6,593,595

                San Francisco City and County Public Utilities Commission,
                California, Clean Water Revenue Refunding Bonds, Series 2003A:
        3,315    5.250%, 10/01/18 - MBIA Insured                                      4/13 at 100.00         AAA          3,593,758
       12,000    5.250%, 10/01/19 - MBIA Insured                                      4/13 at 100.00         AAA         13,009,079

        1,955   Westlands Water District, California, Revenue Certificates            3/15 at 100.00         AAA          2,089,895
                 of Participation, Series 2005A, 5.000%, 9/01/23 -
                 MBIA Insured

        1,340   Westlands Water District, California, Revenue Certificates            9/16 at 100.00         AAA          1,434,711
                 of Participation, Series 2007A, 5.000%, 9/01/37 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       44,245   Total Water and Sewer                                                                                    47,258,538
------------------------------------------------------------------------------------------------------------------------------------
$     516,994   Total Long-Term Investments (cost $526,361,006) - 151.1%                                                552,075,446
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.1% (1.4% OF TOTAL INVESTMENTS)

        5,620   California Department of Water Resources, Power Supply                                      A-1+          5,620,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2002C-7, 3.550%, 5/01/22 - FSA Insured (5)

        2,000   California Department of Water Resources, Power Supply                                      A-1+          2,000,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2005G-3, 3.550%, 5/01/16 - FSA Insured (5)

------------------------------------------------------------------------------------------------------------------------------------
$       7,620   Total Short-Term Investments (cost $7,620,000)                                                            7,620,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $533,981,006) - 153.2%                                                          559,695,446
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.2)%                                                                       (4,479,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.8)%                                                                   (2,916,598)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.2)%                                                       (187,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 365,299,848
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                    (UB) Underlying bond of an inverse floating rate trust
                         reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.3% (1.4% OF TOTAL INVESTMENTS)

$       4,500   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB     $    5,485,050
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2003A-2, 7.900%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 4.7% (3.1% OF TOTAL INVESTMENTS)

        1,675   California Educational Facilities Authority, Revenue Bonds,          10/12 at 100.00          A2          1,759,638
                 University of San Diego, Series 2002A, 5.250%, 10/01/30

        9,000   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          9,537,120
                 Series 2002A, 5.125%, 11/01/26 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,675   Total Education and Civic Organizations                                                                  11,296,758
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 5.1% (3.3% OF TOTAL INVESTMENTS)

        5,000   ABAG Finance Authority for Non-Profit Corporations, California,       4/12 at 100.00           A          5,363,850
                 Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26

        2,815   California Health Facilities Financing Authority, Revenue             8/13 at 100.00         AAA          2,986,236
                 Bonds, Lucile Salter Packard Children's Hospital, Series 2003C,
                 5.000%, 8/15/20 - AMBAC Insured

        3,380   Rancho Mirage Joint Powers Financing Authority, California,           7/14 at 100.00          A3          3,780,699
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.875%, 7/01/26

------------------------------------------------------------------------------------------------------------------------------------
       11,195   Total Health Care                                                                                        12,130,785
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,000   California Statewide Community Development Authority,                 8/12 at 100.00           A          1,066,940
                 Student Housing Revenue Bonds, EAH - Irvine East Campus
                 Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 -
                 ACA Insured

        1,905   Los Angeles, California, GNMA Mortgage-Backed Securities              7/11 at 102.00         AAA          2,005,965
                 Program Multifamily Housing Revenue Bonds, Park Plaza
                 West Senior Apartments, Series 2001B, 5.300%, 1/20/21
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,905   Total Housing/Multifamily                                                                                 3,072,905
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.2% (0.2% OF TOTAL INVESTMENTS)

          555   California Housing Finance Agency, Home Mortgage Revenue              2/16 at 100.00         AAA            597,519
                 Bonds, Series 2006H, 5.750%, 8/01/30 - FGIC Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.3% (1.0% OF TOTAL INVESTMENTS)

        3,000   California Pollution Control Financing Authority, Solid Waste           No Opt. Call        BBB+          3,213,810
                 Disposal Revenue Bonds, Republic Services Inc., Series 2002C,
                 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 3.5% (2.3% OF TOTAL INVESTMENTS)

        3,000   ABAG Finance Authority for Non-Profit Corporations, California,      11/12 at 100.00           A          3,162,180
                 Insured Senior Living Revenue Bonds, Odd Fellows Home of
                 California, Series 2003A, 5.200%, 11/15/22

        5,000   California Statewide Community Development Authority,                11/13 at 100.00           A          5,260,300
                 Revenue Bonds, Jewish Home for the Aging, Series 2003,
                 5.000%, 11/15/18

------------------------------------------------------------------------------------------------------------------------------------
        8,000   Total Long-Term Care                                                                                      8,422,480
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 28.3% (18.5% OF TOTAL INVESTMENTS)

        5,920   Cajon Valley Union School District, San Diego County,                 8/10 at 102.00         AAA          6,251,994
                 California, General Obligation Bonds, Series 2002B,
                 5.125%, 8/01/32 - MBIA Insured

        3,000   California State, General Obligation Bonds, Series 2007,             12/16 at 100.00         AAA          2,967,870
                 4.250%, 12/01/35 (WI/DD, Settling 3/01/07) - AMBAC Insured

        2,900   California, General Obligation Bonds, Series 2003, 5.000%, 2/01/21    8/13 at 100.00          A+          3,083,918

        1,750   California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27    2/14 at 100.00          A+          1,869,648


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       8,250   California, General Obligation Refunding Bonds, Series 2002,          2/12 at 100.00         AAA     $    8,650,950
                 5.000%, 2/01/22 - MBIA Insured

        2,560   Compton Community College District, Los Angeles County,               7/14 at 100.00         AAA          2,785,485
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 7/01/23 - MBIA Insured

          230   El Monte Union High School District, Los Angeles County,              6/13 at 100.00         AAA            242,740
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 6/01/28 - FSA Insured

       10,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA         10,606,400
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/25 -
                 FGIC Insured

        4,115   Los Angeles Unified School District, Los Angeles County,              7/16 at 100.00         AAA          4,345,193
                 California, General Obligation Bonds, Series 2006B,
                 4.750%, 7/01/25 - FGIC Insured (UB)

        1,000   Los Rios Community College District, Sacramento, El Dorado            8/14 at 102.00         AAA          1,082,940
                 and Yolo Counties, California, General Obligation Bonds,
                 Series 2006C, 5.000%, 8/01/25 - FSA Insured

        1,500   Madera Unified School District, Madera County, California,            8/12 at 100.00         AAA          1,576,935
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/28 -
                 FSA Insured

        2,500   Oakland Unified School District, Alameda County, California,          8/12 at 100.00         AAA          2,692,000
                 General Obligation Bonds, Series 2002, 5.250%, 8/01/21 -
                 FGIC Insured

          375   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            402,559
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        3,250   San Diego Unified School District, San Diego County,                  7/11 at 102.00         AAA          3,478,735
                 California, General Obligation Bonds, Election of 1998,
                 Series 2001C, 5.000%, 7/01/22 - FSA Insured

        1,960   San Diego Unified School District, San Diego County,                  7/16 at 101.00         AAA          2,002,767
                 California, General Obligation Bonds, Series 2006G-1,
                 4.500%, 7/01/29 - FSA Insured (UB)

        1,160   San Gabriel Unified School District, Los Angeles County,              8/15 at 100.00         AAA          1,253,879
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/22 - FSA Insured

        3,500   San Mateo County Community College District, California,              9/12 at 100.00         AAA          3,682,105
                 General Obligation Bonds, Series 2002A, 5.000%, 9/01/26 -
                 FGIC Insured

       10,000   Vista Unified School District, San Diego County, California,          8/12 at 100.00         AAA         10,532,900
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/23 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       63,970   Total Tax Obligation/General                                                                             67,509,018
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 44.3% (29.0% OF TOTAL INVESTMENTS)

        1,450   Baldwin Park Public Financing Authority, California, Sales Tax        8/13 at 102.00         BBB          1,538,102
                 and Tax Allocation Bonds, Puente Merced Redevelopment
                 Project, Series 2003, 5.250%, 8/01/21

        6,895   Brea and Olinda Unified School District, Orange County,               8/11 at 101.00         AAA          7,268,709
                 California, Certificates of Participation Refunding,
                 Series 2002A, 5.125%, 8/01/26 - FSA Insured

        2,290   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          2,482,726
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/19 - AMBAC Insured

        2,200   California Infrastructure Economic Development Bank,                  9/13 at 101.00         AAA          2,337,808
                 Los Angeles County, Revenue Bonds, Department of Public
                 Social Services, Series 2003, 5.000%, 9/01/28 -
                 AMBAC Insured

        3,100   California State Public Works Board, Lease Revenue Bonds,            11/15 at 100.00         AAA          3,298,276
                 Department of Health Services, Richmond Lab, Series 2005B,
                 5.000%, 11/01/30 - XLCA Insured

          465   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            499,815
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

        1,400   Chino Redevelopment Agency, California, Merged Chino Project          9/16 at 101.00         AAA          1,511,048
                 Area Tax Allocation Bonds, 5.000%, 9/01/38 -
                 AMBAC Insured (UB)

        7,035   Corona-Norco Unified School District, Riverside County,               9/13 at 100.00         AAA          7,424,317
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2003, 5.000%, 9/01/28 - MBIA Insured

        3,145   Culver City Redevelopment Agency, California, Tax Allocation          5/11 at 101.00         AAA          3,310,616
                 Revenue Bonds, Redevelopment Project, Series 2002A,
                 5.125%, 11/01/25 - MBIA Insured

        8,720   El Monte, California, Senior Lien Certificates of Participation,      1/11 at 100.00         AAA          9,044,558
                 Department of Public Services Facility Phase II, Series 2001,
                 5.000%, 1/01/21 - AMBAC Insured

        4,000   Folsom Public Financing Authority, California, Special Tax            9/12 at 102.00         AAA          4,271,600
                 Revenue Bonds, Series 2004A, 5.000%, 9/01/21 -
                 AMBAC Insured


                                       55

                        Nuveen Insured California Dividend Advantage Municipal Fund (NKL) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,115   Inglewood Redevelopment Agency, California, Tax Allocation              No Opt. Call         AAA     $    2,412,834
                 Refunding Bonds, Merged Area Redevelopment Project,
                 Series 1998A, 5.250%, 5/01/23 - AMBAC Insured

        3,500   La Quinta Redevelopment Agency, California, Tax Allocation            9/11 at 102.00         AAA          3,713,080
                 Bonds, Redevelopment Project Area 1, Series 2001,
                 5.100%, 9/01/31 - AMBAC Insured

        3,400   La Quinta Redevelopment Agency, California, Tax Allocation            9/12 at 102.00         AAA          3,637,864
                 Bonds, Redevelopment Project Area 1, Series 2002,
                 5.000%, 9/01/22 - AMBAC Insured

          845   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            898,227
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        4,690   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA          4,804,202
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

        1,460   Los Angeles, California, Certificates of Participation,               6/13 at 100.00         AAA          1,536,329
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        7,000   Los Angeles, California, Certificates of Participation,               4/12 at 100.00         AAA          7,398,790
                 Series 2002, 5.200%, 4/01/27 - AMBAC Insured

        8,470   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          8,988,957
                 Revenue Bonds, Capital Projects, Series 2001, 5.200%, 8/01/29 -
                 AMBAC Insured

        5,000   Palm Desert Financing Authority, California, Tax Allocation           4/12 at 102.00         AAA          5,313,850
                 Revenue Refunding Bonds, Project Area 1, Series 2002,
                 5.000%, 4/01/25 - MBIA Insured

        3,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          3,569,610
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/32 (WI/DD,
                 Settling 3/06/07) - MBIA Insured

          405   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            429,912
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

        4,475   Riverside County, California, Asset Leasing Corporate Leasehold       6/12 at 101.00         AAA          4,743,455
                 Revenue Bonds, Riverside County Hospital Project,
                 Series 1997B, 5.000%, 6/01/19 - MBIA Insured

          505   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            532,911
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

        3,175   San Buenaventura, California, Certificates of Participation,          2/11 at 101.00         AAA          3,352,610
                 Series 2001C, 5.250%, 2/01/31 - AMBAC Insured

        3,730   San Diego Redevelopment Agency, California, Subordinate               9/09 at 101.00        Baa2          3,864,951
                 Lien Tax Increment and Parking Revenue Bonds, Centre City
                 Project, Series 2003B, 5.250%, 9/01/26

        4,000   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          4,209,840
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/19 - MBIA Insured

        1,000   Shasta Joint Powers Financing Authority, California, Lease            4/13 at 100.00         AAA          1,072,260
                 Revenue Bonds, County Administration Building Project,
                 Series 2003A, 5.250%, 4/01/23 - MBIA Insured

        2,160   Temecula Redevelopment Agency, California, Tax Allocation             8/08 at 102.00         AAA          2,235,017
                 Revenue Bonds, Redevelopment Project 1, Series 2002,
                 5.125%, 8/01/27 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       99,630   Total Tax Obligation/Limited                                                                            105,702,274
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 4.9% (3.2% OF TOTAL INVESTMENTS)

        7,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          7,006,500
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2003, Issue
                29A:
        2,185    5.250%, 5/01/16 - FGIC Insured (Alternative Minimum Tax)             5/13 at 100.00         AAA          2,331,766
        2,300    5.250%, 5/01/17 - FGIC Insured (Alternative Minimum Tax)             5/13 at 100.00         AAA          2,454,491

------------------------------------------------------------------------------------------------------------------------------------
       11,985   Total Transportation                                                                                     11,792,757
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 19.4% (12.7% OF TOTAL INVESTMENTS) (4)

        6,000   California Department of Water Resources, Power Supply                5/12 at 101.00         Aaa          6,494,340
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18
                 (Pre-refunded 5/01/12)


                                       56

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

                California Health Facilities Financing Authority, Revenue Bonds,
                Cedars-Sinai Medical Center, Series 1999A:
$       2,500    6.125%, 12/01/30 (Pre-refunded 12/01/09)                            12/09 at 101.00     N/R (4)     $    2,688,550
        1,000    6.250%, 12/01/34 (Pre-refunded 12/01/09)                            12/09 at 101.00     N/R (4)          1,078,670

        2,250   California Infrastructure Economic Development Bank,                  1/28 at 100.00         AAA          2,581,560
                 First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge,
                 Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) -
                 AMBAC Insured

        2,185   El Monte Union High School District, Los Angeles County,              6/13 at 100.00         Aaa          2,363,187
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 6/01/28 (Pre-refunded 6/01/13) - FSA Insured

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds, Series 2002B:
        1,135    5.125%, 8/01/23 - FGIC Insured (ETM)                                 8/10 at 102.00         AAA          1,205,813
        1,190    5.125%, 8/01/24 - FGIC Insured (ETM)                                 8/10 at 102.00         AAA          1,264,244
        1,245    5.125%, 8/01/25 - FGIC Insured (ETM)                                 8/10 at 102.00         AAA          1,323,921
        1,255    5.125%, 8/01/26 - FGIC Insured (ETM)                                 8/10 at 102.00         AAA          1,329,120

        2,070   Fresno Unified School District, Fresno County, California,            8/10 at 102.00         AAA          2,192,254
                 General Obligation Bonds, Series 2002G, 5.125%, 8/01/26 -
                 FSA Insured (ETM)

        5,000   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA          5,381,150
                 Obligation Bonds, Series 2002E, 5.125%, 1/01/27
                 (Pre-refunded 7/01/12) - MBIA Insured

        3,000   Peralta Community College District, Alameda County,                   8/09 at 102.00         AAA          3,159,690
                 California, General Obligation Bonds, Election of 2000,
                 Series 2001A, 5.000%, 8/01/31 (Pre-refunded 8/01/09) -
                 FGIC Insured

        2,980   Santa Clarita Community College District, Los Angeles County,         8/11 at 101.00         AAA          3,199,239
                 California, General Obligation Bonds, Series 2002,
                 5.125%, 8/01/26 (Pre-refunded 8/01/11) - FGIC Insured

        9,000   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00      AA (4)          9,322,020
                 Projects, Series 2000K, 5.300%, 9/01/30 (Pre-refunded 9/01/08)

        2,460   Vacaville Unified School District, Solano County, California,         8/11 at 101.00         AAA          2,628,485
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/26
                 (Pre-refunded 8/01/11) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       43,270   Total U.S. Guaranteed                                                                                    46,212,243
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 16.5% (10.8% OF TOTAL INVESTMENTS)

        9,000   Anaheim Public Finance Authority, California, Revenue Bonds,         10/12 at 100.00         AAA          9,474,300
                 Electric System Distribution Facilities, Series 2002A,
                 5.000%, 10/01/27 - FSA Insured

       10,000   California Pollution Control Financing Authority, Remarketed          4/11 at 102.00         AAA         10,723,697
                 Revenue Bonds, Pacific Gas and Electric Company,
                 Series 1996A, 5.350%, 12/01/16 - MBIA Insured
                 (Alternative Minimum Tax)

        3,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          3,166,290
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/21 - FSA Insured

          830   Merced Irrigation District, California, Electric System Revenue       9/15 at 100.00         AAA            892,748
                 Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

        6,000   Northern California Power Agency, Revenue Refunding Bonds,            7/08 at 101.00         AAA          6,161,280
                 Hydroelectric Project 1, Series 1998A, 5.200%, 7/01/32 -
                 MBIA Insured

        3,000   Sacramento Municipal Utility District, California, Electric           8/11 at 100.00         AAA          3,130,200
                 Revenue Bonds, Series 2001N, 5.000%, 8/15/28 -
                 MBIA Insured

        5,630   Southern California Public Power Authority, Subordinate               7/12 at 100.00         AAA          5,855,707
                 Revenue Refunding Bonds, Transmission Project, Series 2002A,
                 4.750%, 7/01/19 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       37,460   Total Utilities                                                                                          39,404,222
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 17.7% (11.6% OF TOTAL INVESTMENTS)

        3,000   California Department of Water Resources, Water System               12/12 at 100.00         AAA          3,199,530
                 Revenue Bonds, Central Valley Project, Series 2002X,
                 5.150%, 12/01/23 - FGIC Insured

        6,100   East Bay Municipal Utility District, Alameda and Contra               6/11 at 100.00         AAA          6,353,272
                 Costa Counties, California, Water System Subordinated
                 Revenue Bonds, Series 2001, 5.000%, 6/01/26 - MBIA Insured

        9,000   Eastern Municipal Water District, California, Water and               7/11 at 100.00         AAA          9,342,270
                 Sewerage System Revenue Certificates of Participation,
                 Series 2001B, 5.000%, 7/01/30 - FGIC Insured


                                       57

                        Nuveen Insured California Dividend Advantage Municipal Fund (NKL) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         570   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA     $      610,151
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        4,500   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00         AAA          4,779,765
                 California, Senior Revenue Bonds, Capital Projects,
                 Series 2003A, 5.000%, 10/01/23 - FSA Insured

        2,855   Manteca Financing Authority, California, Sewerage Revenue            12/13 at 100.00         Aaa          2,859,168
                 Bonds, Series 2003B, 5.000%, 12/01/33 - MBIA Insured

          500   Marina Coast Water District, California, Enterprise Certificate       6/16 at 100.00         AAA            536,540
                 of Participation, Series 2006, 5.000%, 6/01/31 - MBIA Insured

        9,185   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA          9,676,673
                 of Participation, Series 2003, 5.000%, 2/01/33 - FGIC Insured

          870   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA            937,060
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

                Semitropic Water Storage District, Kern County, California,
                Water Banking Revenue Bonds, Series 2004A:
        1,315    5.500%, 12/01/20 - XLCA Insured                                     12/14 at 100.00         AAA          1,463,437
        1,415    5.500%, 12/01/21 - XLCA Insured                                     12/14 at 100.00         AAA          1,575,744

          750   Westlands Water District, California, Revenue Certificates            9/16 at 100.00         AAA            803,010
                 of Participation, Series 2007A, 5.000%, 9/01/37 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       40,060   Total Water and Sewer                                                                                    42,136,620
------------------------------------------------------------------------------------------------------------------------------------
$     337,205   Total Long-Term Investments (cost $333,983,938) - 149.5%                                                356,976,441
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 3.0% (2.0% OF TOTAL INVESTMENTS)

        4,500   California Department of Water Resources, Power Supply                                      A-1+          4,500,000
                 Revenue Bonds, Variable Rate Demand Obligations,
                 Series 2002C-7, 3.550%, 5/01/22 - FSA Insured (5)

        2,565   California Infrastructure and Economic Development Bank,                                    A-1+          2,565,000
                 Revenue Bonds, Jewish Community Center, Variable Rate
                 Demand Obligations, Series 2007, 3.510%, 12/01/31 -
                 FGIC Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$       7,065   Total Short-Term Investments (cost $7,065,000)                                                            7,065,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $341,048,938) - 152.5%                                                          364,041,441
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.1)%                                                                       (4,985,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (1.0)%                                                                   (2,358,819)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.4)%                                                       (118,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 238,697,622
                ====================================================================================================================

                         At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                   N/R   Not rated.

                 WI/DD   Purchased on a when-issued or delayed delivery basis.

                 (ETM)   Escrowed to maturity.

                  (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)
                        Portfolio of
                                INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.2% (1.5% OF TOTAL INVESTMENTS)

$       1,625   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB     $    1,980,713
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2003A-2, 7.900%, 6/01/42
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 11.2% (7.3% OF TOTAL INVESTMENTS)

        1,800   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00          A+          1,918,116
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

        2,000   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          2,156,600
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/23 - FSA Insured

        4,060   California Statewide Community Development Authority,                   No Opt. Call         AAA          4,453,536
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 - AMBAC Insured

        1,260   Rancho Mirage Joint Powers Financing Authority, California,           7/14 at 100.00          A3          1,409,373
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.875%, 7/01/26

------------------------------------------------------------------------------------------------------------------------------------
        9,120   Total Health Care                                                                                         9,937,625
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 1.4% (0.9% OF TOTAL INVESTMENTS)

        1,165   Poway, California, Housing Revenue Bonds, Revenue Bonds,              5/13 at 102.00        BBB+          1,206,824
                 Poinsettia Mobile Home Park, Series 2003, 5.000%, 5/01/23
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 5.7% (3.8% OF TOTAL INVESTMENTS)

        1,000   ABAG Finance Authority for Non-Profit Corporations, California,      11/12 at 100.00           A          1,054,060
                 Insured Senior Living Revenue Bonds, Odd Fellows Home
                 of California, Series 2003A, 5.200%, 11/15/22

        2,000   California Health Facilities Financing Authority, Cal-Mortgage        1/13 at 100.00          A+          2,114,560
                 Insured Revenue Bonds, Northern California Retired Officers
                 Community Corporation - Paradise Valley Estates, Series 2002,
                 5.250%, 1/01/26

        1,815   California Statewide Community Development Authority,                11/13 at 100.00           A          1,909,489
                 Revenue Bonds, Jewish Home for the Aging, Series 2003,
                 5.000%, 11/15/18

------------------------------------------------------------------------------------------------------------------------------------
        4,815   Total Long-Term Care                                                                                      5,078,109
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 36.1% (23.7% OF TOTAL INVESTMENTS)

        2,000   Butte-Glenn Community College District, Butte and Glenn               8/12 at 101.00         Aaa          2,113,440
                 Counties, California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/26 - MBIA Insured

        1,000   California State, General Obligation Bonds, Series 2007,             12/16 at 100.00         AAA            989,290
                 4.250%, 12/01/35 (WI/DD, Settling 3/01/07) - AMBAC Insured

                California, General Obligation Bonds, Series 2004:
        1,000    5.125%, 2/01/27                                                      2/14 at 100.00          A+          1,068,370
          500    5.250%, 4/01/34                                                      4/14 at 100.00          A+            538,080

                California, General Obligation Refunding Bonds, Series 2002:
        3,750    5.000%, 4/01/27 - AMBAC Insured                                      4/12 at 100.00         AAA          3,931,650
        3,000    5.250%, 4/01/30 - XLCA Insured                                       4/12 at 100.00         AAA          3,186,720

          450   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA            477,288
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/25 -
                 FGIC Insured

                Hacienda La Puente Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2003B:
        4,500    5.000%, 8/01/26 - FSA Insured                                        8/13 at 100.00         AAA          4,755,240
        2,030    5.000%, 8/01/27 - FSA Insured                                        8/13 at 100.00         AAA          2,145,142

        1,540   Los Angeles Unified School District, Los Angeles County,              7/16 at 100.00         AAA          1,622,467
                 California, General Obligation Bonds, Series 2006B,
                 4.750%, 7/01/25 - FGIC Insured (UB)

        2,000   Los Angeles, California, General Obligation Bonds,                    9/12 at 100.00         AAA          2,108,100
                 Series 2002A, 5.000%, 9/01/22 - MBIA Insured


                                       59

                        Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   Murrieta Valley Unified School District, Riverside County,            9/13 at 100.00         AAA     $    1,057,390
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 9/01/26 - FGIC Insured

          140   Roseville Joint Union High School District, Placer County,            8/15 at 100.00         AAA            150,289
                 California, General Obligation Bonds, Series 2006B,
                 5.000%, 8/01/27 - FGIC Insured

        3,000   San Diego Unified School District, California, General                7/10 at 100.00         AAA          3,140,280
                 Obligation Bonds, Election of 1998, Series 2000B,
                 5.125%, 7/01/22 - MBIA Insured

          152   San Diego Unified School District, San Diego County,                  7/16 at 101.00         AAA            155,317
                 California, General Obligation Bonds, Series 2006F-1,
                 4.500%, 7/01/29 - FSA Insured (UB)

          635   San Diego Unified School District, San Diego County,                  7/16 at 101.00         AAA            648,856
                 California, General Obligation Bonds, Series 2006G-1,
                 4.500%, 7/01/29 - FSA Insured (UB)

        3,855   San Rafael City High School District, Marin County,                   8/12 at 100.00         AAA          4,052,723
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/28 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,522   Total Tax Obligation/General                                                                             32,140,642
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 41.1% (27.0% OF TOTAL INVESTMENTS)

          550   Baldwin Park Public Financing Authority, California, Sales            8/13 at 102.00         BBB            583,418
                 Tax and Tax Allocation Bonds, Puente Merced Redevelopment
                 Project, Series 2003, 5.250%, 8/01/21

        2,025   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          2,187,790
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/22 - AMBAC Insured

        2,000   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00           A          2,211,760
                 Department of Corrections, Series 2003C, 5.500%, 6/01/16

        4,000   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          4,205,760
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.000%, 12/01/27 - AMBAC Insured

          170   Capistrano Unified School District, Orange County, California,        9/15 at 100.00         AAA            182,728
                 Special Tax Bonds, Community Facilities District, Series 2005,
                 5.000%, 9/01/24 - FGIC Insured

          525   San Diego Unified School District, San Diego County, California,      7/16 at 101.00         AAA            566,643
                 General Obligation Bonds, Series 2006G-1, 4.500%, 7/01/29 -
                 FSA Insured (UB)

        1,000   Coachella Valley Unified School District, Riverside County,           9/16 at 100.00         Aaa          1,070,680
                 California, Certificates of Participation, Series 2007,
                 5.000%, 9/01/36 - AMBAC Insured

        1,610   Folsom Public Financing Authority, California, Special Tax            9/12 at 102.00         AAA          1,719,319
                 Revenue Bonds, Series 2004A, 5.000%, 9/01/21 -
                 AMBAC Insured

        5,540   Irvine Public Facilities and Infrastructure Authority, California,    9/13 at 100.00         AAA          5,733,734
                 Assessment Revenue Bonds, Series 2003C, 5.000%, 9/02/21 -
                 AMBAC Insured

          315   Los Angeles Community Redevelopment Agency, California,               9/15 at 100.00         Aaa            334,842
                 Lease Revenue Bonds, Manchester Social Services Project,
                 Series 2005, 5.000%, 9/01/37 - AMBAC Insured

        1,770   Los Angeles Unified School District, California, Certificates        10/12 at 100.00         AAA          1,857,385
                 of Participation, Administration Building Project II,
                 Series 2002C, 5.000%, 10/01/27 - AMBAC Insured

        2,000   Los Angeles, California, Certificates of Participation,               6/13 at 100.00         AAA          2,104,560
                 Municipal Improvement Corporation, Series 2003AW,
                 5.000%, 6/01/33 - AMBAC Insured

        1,500   Los Osos, California, Improvement Bonds, Community Services           9/10 at 103.00         AAA          1,575,750
                 Wastewater Assessment District 1, Series 2002,
                 5.000%, 9/02/33 - MBIA Insured

        1,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,189,870
                 Revenue Bonds, Series 2007N, 5.250%, 7/01/32 (WI/DD,
                 Settling 3/06/07) - MBIA Insured

          150   Rialto Redevelopment Agency, California, Tax Allocation Bonds,        9/15 at 100.00         AAA            159,227
                 Merged Project Area, Series 2005A, 5.000%, 9/01/35 -
                 XLCA Insured

          190   Roseville, California, Certificates of Participation, Public          8/13 at 100.00         AAA            200,501
                 Facilities, Series 2003A, 5.000%, 8/01/25 - AMBAC Insured

                San Buenaventura, California, Certificates of Participation,
                Golf Course Financing Project, Series 2002D:
        3,000    5.000%, 2/01/27 - AMBAC Insured                                      2/12 at 100.00         AAA          3,132,120
        3,300    5.000%, 2/01/32 - AMBAC Insured                                      2/12 at 100.00         AAA          3,440,712


                                       60

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,200   San Diego Redevelopment Agency, California, Subordinate               9/09 at 101.00        Baa2     $    1,243,416
                 Lien Tax Increment and Parking Revenue Bonds, Centre City
                 Project, Series 2003B, 5.250%, 9/01/26

        2,770   San Jose Financing Authority, California, Lease Revenue               6/12 at 100.00         AAA          2,894,816
                 Refunding Bonds, Civic Center Project, Series 2002B,
                 5.000%, 6/01/32 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       34,615   Total Tax Obligation/Limited                                                                             36,595,031
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.2% (6.7% OF TOTAL INVESTMENTS)

        5,480   Bay Area Governments Association, California, BART SFO                8/12 at 100.00         AAA          5,746,054
                 Extension, Airport Premium Fare Revenue Bonds,
                 Series 2002A, 5.000%, 8/01/26 - AMBAC Insured

        2,000   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          2,022,280
                 Toll Road Revenue Bonds, Series1995A, 5.000%, 1/01/35

        1,300   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA          1,356,524
                 San Francisco International Airport, Second Series 2000,
                 Issue 26B, 5.000%, 5/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,780   Total Transportation                                                                                      9,124,858
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 24.7% (16.3% OF TOTAL INVESTMENTS) (4)

        1,000   Berryessa Union School District, Santa Clara County, California,      8/12 at 100.00         AAA          1,071,210
                 General Obligation Bonds, Series 2003C, 5.000%, 8/01/21
                 (Pre-refunded 8/01/12) - FSA Insured

        1,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00     N/R (4)          1,078,670
                 Cedars-Sinai Medical Center, Series 1999A, 6.250%, 12/01/34
                 (Pre-refunded 12/01/09)

        1,500   California Health Facilities Financing Authority, Revenue Bonds,     11/08 at 101.00         AAA          1,550,535
                 UCSF - Stanford Healthcare, Series 1998A, 5.000%, 11/15/31
                 (Pre-refunded 11/15/08) - FSA Insured

        1,940   California Statewide Community Development Authority,                 8/08 at 102.00         AAA          2,016,300
                 Revenue Bonds, Sherman Oaks Health System, Series 1998A,
                 5.000%, 8/01/22 (Pre-refunded 8/01/08) - AMBAC Insured

        8,500   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          9,201,502
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/22
                 (Pre-refunded 7/01/13) - FSA Insured

        3,135   San Francisco Airports Commission, California, Revenue Bonds,         5/08 at 101.00         AAA          3,216,604
                 San Francisco International Airport, Second Series Issue 16B,
                 5.000%, 5/01/24 (Pre-refunded 5/01/08) - FSA Insured

        1,220   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA          1,289,589
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/32 (Pre-refunded 8/01/10) - MBIA Insured

        2,390   Solano County, California, Certificates of Participation,            11/12 at 100.00         AAA          2,592,576
                 Series 2002, 5.250%, 11/01/24 (Pre-refunded 11/01/12) -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,685   Total U.S. Guaranteed                                                                                    22,016,986
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.6% (3.7% OF TOTAL INVESTMENTS)

        1,000   Anaheim Public Finance Authority, California, Second Lien            10/14 at 100.00         AAA          1,093,090
                 Electric Distribution Revenue Bonds, Series 2004,
                 5.250%, 10/01/21 - MBIA Insured

        3,055   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          3,224,339
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/22 - FSA Insured

          275   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            294,789
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

          310   Merced Irrigation District, California, Electric System               9/15 at 100.00         AAA            333,436
                 Revenue Bonds, Series 2005, 5.125%, 9/01/31 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,640   Total Utilities                                                                                           4,945,654
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 12.8% (8.4% OF TOTAL INVESTMENTS)

          215   Healdsburg Public Financing Authority, California, Wastewater         4/16 at 100.00         AAA            230,145
                 Revenue Bonds, Series 2006, 5.000%, 4/01/36 - MBIA Insured

        1,055   Manteca Financing Authority, California, Sewerage Revenue            12/13 at 100.00         Aaa          1,056,540
                 Bonds, Series 2003B, 5.000%, 12/01/33 - MBIA Insured

          170   Marina Coast Water District, California, Enterprise Certificate       6/16 at 100.00         AAA            182,424
                 of Participation, Series 2006, 5.000%, 6/01/31 - MBIA Insured


                                       61

                        Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX) (continued)
                             Portfolio of INVESTMENTS February 28, 2007 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)    RATINGS (3)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         370   Sacramento County Sanitation District Financing Authority,            6/16 at 100.00         AAA     $      398,520
                 California, Revenue Bonds, Series 2006, 5.000%, 12/01/36 -
                 FGIC Insured

                San Diego Public Facilities Financing Authority, California,
                Subordinate Lien Water Revenue Bonds, Series 2002:
        3,000    5.000%, 8/01/22 - MBIA Insured                                       8/12 at 100.00         AAA          3,159,870
        2,500    5.000%, 8/01/23 - MBIA Insured                                       8/12 at 100.00         AAA          2,633,225

        1,180   South Feather Water and Power Agency, California, Water               4/13 at 100.00         BBB          1,253,148
                 Revenue Certificates of Participation, Solar Photovoltaic
                 Project, Series 2003, 5.375%, 4/01/24

        1,600   Sunnyvale Financing Authority, California, Water and                 10/11 at 100.00         AAA          1,666,800
                 Wastewater Revenue Bonds, Series 2001,
                 5.000%, 10/01/26 - AMBAC Insured

          750   Westlands Water District, California, Revenue Certificates            9/16 at 100.00         AAA            803,010
                 of Participation, Series 2007A, 5.000%, 9/01/37 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,840   Total Water and Sewer                                                                                    11,383,682
------------------------------------------------------------------------------------------------------------------------------------
$     126,837   Total Long-Term Investments (cost $127,636,353) - 151.0%                                                134,410,124
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.1% (0.7% OF TOTAL INVESTMENTS)

        1,000   Puerto Rico Government Development Bank, Adjustable                                          A-1          1,000,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.340%, 12/01/15 - MBIA Insured (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $128,636,353) - 152.1%                                                          135,410,124
                --------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.1)%                                                                       (1,902,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.5%                                                                        520,459
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.5)%                                                        (45,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  89,028,583
                ====================================================================================================================

                         At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES February 28, 2007 (Unaudited)
                                                                        INSURED          INSURED
                                                                     CALIFORNIA       CALIFORNIA        CALIFORNIA       CALIFORNIA
                                                                        PREMIUM          PREMIUM           PREMIUM         DIVIDEND
                                                                         INCOME         INCOME 2            INCOME        ADVANTAGE
                                                                          (NPC)            (NCL)             (NCU)            (NAC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $134,933,608,
   $271,367,321, $120,957,385 and
   $510,028,739, respectively)                                     $145,476,257     $286,721,757      $127,830,806     $541,424,456
Cash                                                                         --          323,116           509,107        2,365,661
 Receivables:
   Interest                                                           2,337,249        3,427,690         1,775,339        7,489,641
   Investments sold                                                          --          155,000                --        2,101,337
Unrealized appreciation on forward swaps                                665,721          809,962                --        1,523,891
Other assets                                                              8,649           34,587             6,422           49,328
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  148,487,876      291,472,112       130,121,674      554,954,314
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           86,582               --                --               --
Floating rate obligations                                             2,346,000        3,997,000         1,788,000        3,403,000
Payables:
   Investments purchased                                                     --               --                --        9,696,417
   Variation margin on futures contracts                                     --               --                --           12,250
Unrealized depreciation on forward swaps                                152,254               --                --               --
Accrued expenses:
   Management fees                                                       70,271          136,934            61,988          192,856
   Other                                                                 34,300           67,225            41,224          105,000
Preferred share dividends payable                                         4,068           28,430             7,892           73,351
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               2,693,475        4,229,589         1,899,104       13,482,874
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               45,000,000       95,000,000        43,000,000      175,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $100,794,401     $192,242,523      $ 85,222,570     $366,471,440
====================================================================================================================================
Common shares outstanding                                             6,455,666       12,716,370         5,774,216       23,463,653
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      15.61     $      15.12      $      14.76     $      15.62
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     64,557     $    127,164      $     57,742     $    234,637
 Paid-in surplus                                                     89,361,743      176,228,808        78,298,267      333,327,178
 Undistributed (Over-distribution of) net investment income             339,065           20,359            (1,542)        (290,686)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                          (27,080)        (298,206)           (5,318)         237,210
Net unrealized appreciation (depreciation ) of investments
   and derivative transactions                                       11,056,116       16,164,398         6,873,421       32,963,101
====================================================================================================================================
Net assets applicable to Common shares                             $100,794,401     $192,242,523      $ 85,222,570     $366,471,440
====================================================================================================================================
Authorized shares:
   Common                                                           200,000,000      200,000,000         Unlimited        Unlimited
   Preferred                                                          1,000,000        1,000,000         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES February 28, 2007 (Unaudited) (continued)
                                                                                                           INSURED          INSURED
                                                                     CALIFORNIA       CALIFORNIA        CALIFORNIA       CALIFORNIA
                                                                       DIVIDEND         DIVENDED          DIVIDEND         TAX-FREE
                                                                    ADVANTAGE 2      ADVANTAGE 3         ADVANTAGE        ADVANTAGE
                                                                          (NVX)            (NZH)             (NKL)            (NKX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $320,795,521,
   $533,981,006, $341,048,938 and
   $128,636,353, respectively)                                     $338,542,912     $559,695,446      $364,041,441     $135,410,124
Cash                                                                         --        2,635,019           173,031        1,268,147
Receivables:
   Interest                                                           4,437,017        7,528,884         4,011,521        1,458,278
   Investments sold                                                       5,100            5,100                --               --
Unrealized appreciation on forward swaps                              2,375,689               --                --               --
Other assets                                                             21,947           33,720            21,091            8,948
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  345,382,665      569,898,169       368,247,084      138,145,497
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                          393,991               --                --               --
Floating rate obligations                                             5,363,000        4,479,000         4,985,000        1,902,000
Payables:
   Investments purchased                                                     --       12,793,810         6,396,905        2,132,302
   Variation margin on futures contracts                                     --               --                --               --
Unrealized depreciation on forward swaps                              1,196,283               --                --               --
Accrued expenses:
   Management fees                                                       96,207          154,370            87,662           32,012
   Other                                                                 69,718           98,072            57,590           26,192
Preferred share dividends payable                                        26,369           73,069            22,305           24,408
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               7,145,568       17,598,321        11,549,462        4,116,914
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                              110,000,000      187,000,000       118,000,000       45,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $228,237,097     $365,299,848      $238,697,622     $ 89,028,583
====================================================================================================================================
Common shares outstanding                                            14,793,014       24,121,405        15,276,039        5,884,395
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      15.43     $      15.14      $      15.63     $      15.13
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    147,930     $    241,214      $    152,760     $     58,844
Paid-in surplus                                                     210,085,543      342,644,893       216,875,671       83,017,271
Undistributed (Over-distribution of) net investment income             (451,915)        (676,070)         (271,698)        (138,868)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                         (471,258)      (2,624,629)       (1,051,614)        (682,435)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                       18,926,797       25,714,440        22,992,503        6,773,771
====================================================================================================================================
Net assets applicable to Common shares                             $228,237,097     $365,299,848      $238,697,622     $ 89,028,583
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended February 28, 2007 (Unaudited)
                                                                        INSURED          INSURED
                                                                     CALIFORNIA       CALIFORNIA        CALIFORNIA       CALIFORNIA
                                                                        PREMIUM          PREMIUM           PREMIUM         DIVIDEND
                                                                         INCOME         INCOME 2            INCOME        ADVANTAGE
                                                                          (NPC)            (NCL)             (NCU)            (NAC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $3,513,067      $ 6,810,084        $3,097,024      $13,351,026
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         457,571          888,907           402,218        1,656,817
Preferred shares - auction fees                                          55,788          117,773            53,308          216,952
Preferred shares - dividend disbursing agent fees                         4,959            9,918             4,959            9,918
Shareholders' servicing agent fees and expenses                           3,860            6,712             2,388            2,386
Floating rate obligations interest expense and fees                      25,077           42,682            19,091           35,848
Custodian's fees and expenses                                            18,571           40,216            18,995           56,811
Directors'/Trustees' fees and expenses                                    1,632            3,182             1,619            5,144
Professional fees                                                         7,129            9,915             6,427           11,304
Shareholders' reports - printing and mailing expenses                     6,254           14,714             5,486           19,967
Stock exchange listing fees                                               4,873            4,879               244            4,846
Investor relations expense                                                6,658           12,697             5,902           22,729
Other expenses                                                            8,828           10,364             7,716           13,843
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    601,200        1,161,959           528,353        2,056,565
   Custodian fee credit                                                 (10,367)         (17,307)          (10,290)         (29,514)
   Expense reimbursement                                                     --               --                --         (402,397)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            590,833        1,144,652           518,063        1,624,654
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 2,922,234        5,665,432         2,578,961       11,726,372
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               230,094          431,033            15,222          549,609
Net realized gain (loss) from forward swaps                                  --          315,000                --               --
Net realized gain (loss) from futures                                        --               --                --           40,713
Change in net unrealized appreciation (depreciation)
   of investments                                                       487,603        1,062,655         1,004,247        1,436,788
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                     183,977          (28,264)               --          685,462
Change in net unrealized appreciation (depreciation)
   of futures                                                                --               --                --           16,154
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                 901,674        1,780,424         1,019,469        2,728,726
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (624,478)      (1,501,863)         (657,089)      (2,652,721)
From accumulated net realized gains                                    (118,086)              --           (50,482)        (310,662)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (742,564)      (1,501,863)         (707,571)      (2,963,383)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $3,081,344      $ 5,943,993        $2,890,859      $11,491,715
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended February 28, 2007 (Unaudited) (continued)
                                                                                                           INSURED          INSURED
                                                                     CALIFORNIA       CALIFORNIA        CALIFORNIA       CALIFORNIA
                                                                       DIVIDEND         DIVENDED          DIVIDEND         TAX-FREE
                                                                    ADVANTAGE 2      ADVANTAGE 3         ADVANTAGE        ADVANTAGE
                                                                          (NVX)            (NZH)             (NKL)            (NKX)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $8,008,401      $13,035,609        $8,589,335       $3,146,637
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                       1,044,386        1,684,782         1,098,293          419,041
Preferred shares - auction fees                                         136,369          231,828           146,288           55,788
Preferred shares - dividend disbursing agent fees                         9,918            9,918             9,918            4,959
Shareholders' servicing agent fees and expenses                             848            1,488               870              466
Floating rate obligations interest expense and fees                      57,337           47,449            53,226           20,312
Custodian's fees and expenses                                            42,238           53,655            33,137           15,269
Directors'/Trustees' fees and expenses                                    3,655            5,765             4,083            1,593
Professional fees                                                        10,133           13,805            10,583            6,902
Shareholders' reports - printing and mailing expenses                    14,960           21,133            15,404            7,359
Stock exchange listing fees                                                 624            1,017               644              248
Investor relations expense                                               14,535           23,134            15,228            5,920
Other expenses                                                           13,541           15,056            12,706            9,086
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement  1,348,544        2,109,030         1,400,380          546,943
   Custodian fee credit                                                 (24,093)         (32,677)          (11,907)          (9,213)
   Expense reimbursement                                               (418,578)        (704,957)         (528,811)        (211,466)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            905,873        1,371,396           859,662          326,264
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 7,102,528       11,664,213         7,729,673        2,820,373
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               (65,244)         573,394           594,755          171,718
Net realized gain (loss) from forward swaps                                  --               --                --               --
Net realized gain (loss) from futures                                        --               --                --               --
Change in net unrealized appreciation (depreciation)
   of investments                                                     1,179,968        3,081,601         1,625,166        1,038,217
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                     431,197               --                --               --
Change in net unrealized appreciation (depreciation)
   of futures                                                                --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               1,545,921        3,654,995         2,219,921        1,209,935
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                           (1,794,832)      (3,146,761)       (1,950,024)        (710,136)
From accumulated net realized gains                                          --               --           (10,666)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                      (1,794,832)      (3,146,761)       (1,960,690)        (710,136)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $6,853,617      $12,172,447        $7,988,904       $3,320,172
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                     INSURED CALIFORNIA                    INSURED CALIFORNIA                    CALIFORNIA
                                    PREMIUM INCOME (NPC)                 PREMIUM INCOME 2 (NCL)              PREMIUM INCOME (NCU)
                                ----------------------------         -----------------------------      ----------------------------
                                 SIX MONTHS                           SIX MONTHS                         SIX MONTHS
                                      ENDED       YEAR ENDED               ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                    2/28/07          8/31/06             2/28/07           8/31/06          2/28/07         8/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 2,922,234      $ 5,915,395         $ 5,665,432      $ 11,430,157      $ 2,578,961     $ 5,122,184
Net realized gain (loss)
   from investments                 230,094          338,450             431,033           306,694           15,222         287,143
Net realized gain (loss) from
   forward swaps                         --               --             315,000                --               --              --
Net realized gain (loss) from futures    --               --                  --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                   487,603       (3,110,907)          1,062,655        (4,684,758)       1,004,247      (2,003,316)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                 183,977          329,490             (28,264)          838,226               --              --
Change in net unrealized
   appreciation (depreciation)
   of futures                            --               --                  --                --               --              --
Distributions to
   Preferred shareholders:
   From net investment income      (624,478)      (1,180,659)         (1,501,863)       (2,543,117)        (657,089)     (1,190,250)
   From accumulated net
      realized gains               (118,086)        (120,330)                 --                --          (50,482)        (11,180)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares
   from operations                3,081,344        2,171,439           5,943,993         5,347,202        2,890,859       2,204,581
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (2,380,794)      (5,325,135)         (4,272,701)       (9,670,803)      (1,957,459)     (4,451,921)
From accumulated net
   realized gains                  (486,818)        (881,569)                 --                --         (177,846)        (70,445)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions to
   Common shareholders           (2,867,612)      (6,206,704)         (4,272,701)       (9,670,803)      (2,135,305)     (4,522,366)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions         --          106,152                  --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions            --          106,152                  --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares                 213,732       (3,929,113)          1,671,292        (4,323,601)         755,554      (2,317,785)
Net assets applicable to
   Common shares at the
   beginning of period          100,580,669      104,509,782         190,571,231       194,894,832       84,467,016      86,784,801
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares at
   the end of period           $100,794,401     $100,580,669        $192,242,523      $190,571,231      $85,222,570     $84,467,016
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period        $    339,065     $    422,103        $     20,359      $    129,491      $    (1,542)    $    34,045
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                        CALIFORNIA                             CALIFORNIA                        CALIFORNIA
                                  DIVIDEND ADVANTAGE (NAC)             DIVIDEND ADVANTAGE 2 (NVX)        DIVIDEND ADVANTAGE 3 (NZH)
                               -----------------------------         -----------------------------     -----------------------------
                                 SIX MONTHS                           SIX MONTHS                         SIX MONTHS
                                      ENDED       YEAR ENDED               ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                    2/28/07          8/31/06             2/28/07           8/31/06          2/28/07         8/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income          $ 11,726,372     $ 23,690,415         $ 7,102,528      $ 14,317,853     $ 11,664,213    $ 23,480,537
Net realized gain (loss)
   from investments                 549,609        1,496,422             (65,244)          686,754          573,394       1,057,466
Net realized gain (loss) from
   forward swaps                         --               --                  --                --               --              --
Net realized gain (loss)
   from futures                      40,713          102,063                  --                --               --              --
Change in net
   unrealized appreciation
   (depreciation) of
   investments                    1,436,788       (8,347,244)          1,179,968        (4,193,089)       3,081,601      (5,851,121)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                 685,462          838,429             431,197           748,209               --              --
Change in net unrealized
   appreciation (depreciation)
   of futures                        16,154           27,339                  --                --               --              --
Distributions to
   Preferred shareholders:
   From net investment income    (2,652,721)      (4,964,723)         (1,794,832)       (3,160,483)      (3,146,761)     (5,401,864)
   From accumulated net
     realized gains                (310,662)        (111,335)                 --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares
   from operations               11,491,715       12,731,366           6,853,617         8,399,244       12,172,447      13,285,018
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (9,501,072)     (21,230,311)         (5,812,884)      (12,379,782)      (9,477,183)    (20,073,933)
From accumulated net
   realized gains                (1,250,132)        (782,285)                 --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from
   distributions to
   Common shareholders          (10,751,204)     (22,012,596)         (5,812,884)      (12,379,782)      (9,477,183)    (20,073,933)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions    214,765          532,651              36,491                --          131,827              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions       214,765          532,651              36,491                --          131,827              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares                 955,276       (8,748,579)          1,077,224        (3,980,538)       2,827,091      (6,788,915)
Net assets applicable to
   Common shares at the
   beginning of period          365,516,164      374,264,743         227,159,873       231,140,411      362,472,757     369,261,672
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the
   end of period               $366,471,440     $365,516,164        $228,237,097      $227,159,873     $365,299,848    $362,472,757
====================================================================================================================================
Undistributed
   (Over-distribution of)
   net investment income
   at the end of period        $   (290,686)    $    136,735        $   (451,915)     $     53,273     $   (676,070)   $    283,661
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                           INSURED CALIFORNIA                INSURED CALIFORNIA
                                                                        DIVIDEND ADVANTAGE (NKL)          TAX-FREE ADVANTAGE (NKX)
                                                                     -----------------------------     -----------------------------
                                                                      SIX MONTHS                         SIX MONTHS
                                                                           ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                                                         2/28/07           8/31/06          2/28/07         8/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 7,729,673      $ 15,416,776      $ 2,820,373     $ 5,611,175
Net realized gain (loss) from investments                                594,755           106,122          171,718          38,746
Net realized gain (loss) from
   forward swaps                                                              --           772,782               --         297,454
Net realized gain (loss) from futures                                         --                --               --              --
Change in net unrealized appreciation
   (depreciation) of investments                                       1,625,166        (4,883,419)       1,038,217      (1,917,395)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                            --           191,673               --          72,274
Change in net unrealized appreciation
   (depreciation) of futures                                                  --                --               --              --
Distributions to Preferred shareholders:
   From net investment income                                         (1,950,024)       (3,404,610)        (710,136)     (1,222,097)
   From accumulated net realized
     gains                                                               (10,666)               --               --              --
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     7,988,904         8,199,324        3,320,172       2,880,157
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (5,955,863)      (13,002,466)      (2,082,785)     (4,377,177)
From accumulated net realized gains                                      (39,709)               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions to
   Common shareholders                                                (5,995,572)      (13,002,466)      (2,082,785)     (4,377,177)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                         179,701            73,640           16,391              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                            179,701            73,640           16,391              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         2,173,033        (4,729,502)       1,253,778      (1,497,020)
Net assets applicable to Common
   shares at the beginning of period                                 236,524,589       241,254,091       87,774,805      89,271,825
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                      $238,697,622      $236,524,589      $89,028,583     $87,774,805
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income
   at the end of period                                             $   (271,698)     $    (95,484)     $  (138,868)    $  (166,320)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
      FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL), Nuveen California Premium Income Municipal Fund (NCU), Nuveen California Dividend Advantage Municipal Fund (NAC), Nuveen California Dividend Advantage Municipal Fund 2 (NVX), Nuveen California Dividend Advantage Municipal Fund 3 (NZH), Nuveen Insured California Dividend Advantage Municipal Fund (NKL) and Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX). Common shares of Insured California Premium Income (NPC), Insured California Premium Income 2 (NCL) and California Dividend Advantage (NAC) are traded on the New York Stock Exchange while Common shares of California Premium Income (NCU), California Dividend Advantage 2 (NVX), California Dividend Advantage 3 (NZH), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contacts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. Futures contracts are valued using the closing settlement price, or, in the absence or such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap contract or futures contact, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At February 28, 2007, California Dividend Advantage (NAC), California Dividend Advantage 3 (NZH), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) had outstanding when-issued/delayed delivery purchase commitments of $9,696,417, $12,793,810, $6,396,905 and $2,132,302, respectively.
There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                           INSURED      INSURED
                                                        CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                           PREMIUM      PREMIUM      PREMIUM     DIVIDEND
                                                            INCOME     INCOME 2       INCOME    ADVANTAGE
                                                             (NPC)        (NCL)        (NCU)        (NAC)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                     --           --        1,720           --
   Series T                                                  1,800        1,900           --           --
   Series TH                                                    --        1,900           --        3,500
   Series F                                                     --           --           --        3,500
---------------------------------------------------------------------------------------------------------
Total                                                        1,800        3,800        1,720        7,000
=========================================================================================================
                                                                                     INSURED      INSURED
                                                        CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                          DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                                                       ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                                             (NVX)        (NZH)        (NKL)        (NKX)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                  2,200        3,740           --           --
   Series T                                                     --           --        2,360           --
   Series TH                                                    --        3,740           --        1,800
   Series F                                                  2,200           --        2,360           --
---------------------------------------------------------------------------------------------------------
Total                                                        4,400        7,480        4,720        1,800
=========================================================================================================

Insurance

Insured California Premium Income (NPC) and Insured California Premium Income 2
(NCL) invest only in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) invest at least 80% of their net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended February 28, 2007, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended February 28, 2007, were as follows:

                                                            INSURED      INSURED
                                                         CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                            PREMIUM      PREMIUM      PREMIUM     DIVIDEND
                                                             INCOME     INCOME 2       INCOME    ADVANTAGE
                                                              (NPC)        (NCL)        (NCU)        (NAC)
----------------------------------------------------------------------------------------------------------
Average floating rate obligations                       $1,321,923   $2,250,006   $1,006,376   $1,889,442
Average annual interest rate and fees                         3.83%        3.83%        3.83%        3.83%
==========================================================================================================
                                                                                      INSURED      INSURED
                                                         CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                           DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                                                        ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                                              (NVX)        (NZH)        (NKL)        (NKX)
----------------------------------------------------------------------------------------------------------
Average floating rate obligations                       $3,022,536   $2,501,088   $2,805,773    $1,070,751
Average annual interest rate and fees                         3.83%        3.83%        3.83%        3.83%
==========================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The

Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is noted in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                               INSURED CALIFORNIA          INSURED CALIFORNIA            CALIFORNIA
                              PREMIUM INCOME (NPC)       PREMIUM INCOME 2 (NCL)     PREMIUM INCOME (NCU)
                             -----------------------    -----------------------    -----------------------
                             SIX MONTHS         YEAR    SIX MONTHS         YEAR    SIX MONTHS         YEAR
                                  ENDED        ENDED         ENDED        ENDED         ENDED        ENDED
                                2/28/07      8/31/06       2/28/07      8/31/06       2/28/07      8/31/06
----------------------------------------------------------------------------------------------------------
Common shares issued
   to shareholders
   due to reinvestment
   of distributions                  --        6,731            --           --            --           --
==========================================================================================================
                                CALIFORNIA DIVIDEND       CALIFORNIA DIVIDEND       CALIFORNIA DIVIDEND
                                  ADVANTAGE (NAC)          ADVANTAGE 2 (NVX)         ADVANTAGE 3 (NZH)
                             -----------------------    -----------------------    -----------------------
                             SIX MONTHS         YEAR    SIX MONTHS         YEAR    SIX MONTHS         YEAR
                                  ENDED        ENDED         ENDED        ENDED         ENDED        ENDED
                                2/28/07      8/31/06       2/28/07      8/31/06       2/28/07      8/31/06
----------------------------------------------------------------------------------------------------------
Common shares issued
   to shareholders
   due to reinvestment
   of distributions              13,392       33,399         2,354           --         8,572           --
==========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

                                                                INSURED                   INSURED
                                                          CALIFORNIA DIVIDEND       CALIFORNIA TAX-FREE
                                                            ADVANTAGE (NKL)           ADVANTAGE (NKX)
                                                        -----------------------    -----------------------
                                                        SIX MONTHS         YEAR    SIX MONTHS         YEAR
                                                             ENDED        ENDED         ENDED        ENDED
                                                           2/28/07      8/31/06       2/28/07      8/31/06
----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                     11,484        4,796        1,093            --
==========================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended February 28, 2007, were as follows:

                                                           INSURED      INSURED
                                                        CALIFORNIA   CALIFORNIA   CALIFORNIA    CALIFORNIA
                                                           PREMIUM      PREMIUM      PREMIUM      DIVIDEND
                                                            INCOME     INCOME 2       INCOME     ADVANTAGE
                                                             (NPC)        (NCL)        (NCU)         (NAC)
----------------------------------------------------------------------------------------------------------
Purchases                                               $9,112,666  $23,662,577   $4,591,564   $20,304,196
Sales and maturities                                     7,846,430   20,162,224    2,530,866    17,524,785
==========================================================================================================
                                                                                     INSURED       INSURED
                                                        CALIFORNIA   CALIFORNIA   CALIFORNIA    CALIFORNIA
                                                          DIVIDEND     DIVIDEND     DIVIDEND      TAX-FREE
                                                       ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE     ADVANTAGE
                                                             (NVX)        (NZH)        (NKL)         (NKX)
----------------------------------------------------------------------------------------------------------
Purchases                                              $16,486,011  $25,673,919  $15,499,515    $6,928,304
Sales and maturities                                    10,933,608   20,655,507   11,732,247     4,493,376
==========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At February 28, 2007, the cost of investments was as follows:

                                                        INSURED       INSURED
                                                     CALIFORNIA    CALIFORNIA    CALIFORNIA     CALIFORNIA
                                                        PREMIUM       PREMIUM       PREMIUM       DIVIDEND
                                                         INCOME      INCOME 2        INCOME      ADVANTAGE
                                                          (NPC)         (NCL)         (NCU)          (NAC)
----------------------------------------------------------------------------------------------------------
Cost of investments                                $132,548,448  $267,215,132  $119,107,205   $506,386,050
==========================================================================================================
                                                                                    INSURED        INSURED
                                                     CALIFORNIA    CALIFORNIA    CALIFORNIA     CALIFORNIA
                                                       DIVIDEND      DIVIDEND      DIVIDEND       TAX-FREE
                                                    ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE      ADVANTAGE
                                                          (NVX)         (NZH)         (NKL)          (NKX)
----------------------------------------------------------------------------------------------------------
Cost of investments                                $315,420,102  $529,523,654  $337,497,082   $127,210,723
==========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2007, were as follows:

                                                        INSURED       INSURED
                                                     CALIFORNIA    CALIFORNIA    CALIFORNIA     CALIFORNIA
                                                        PREMIUM       PREMIUM       PREMIUM       DIVIDEND
                                                         INCOME      INCOME 2        INCOME      ADVANTAGE
                                                          (NPC)         (NCL)         (NCU)          (NAC)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                     $10,582,046   $15,528,684    $6,943,206    $31,648,206
   Depreciation                                              --       (19,142)       (7,961)       (12,020)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments                    $10,582,046   $15,509,542    $6,935,245    $31,636,186
==========================================================================================================
                                                                                    INSURED        INSURED
                                                     CALIFORNIA    CALIFORNIA    CALIFORNIA     CALIFORNIA
                                                       DIVIDEND      DIVIDEND      DIVIDEND       TAX-FREE
                                                    ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE      ADVANTAGE
                                                          (NVX)         (NZH)         (NKL)          (NKX)
----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                     $17,823,955   $26,195,129   $23,204,400     $6,787,124
   Depreciation                                         (63,649)     (501,923)   (1,645,440)      (489,813)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                   $17,760,306   $25,693,206   $21,558,960     $6,297,311
==========================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at August 31, 2006, the Funds' last tax year end, were as follows:

                                                        INSURED       INSURED
                                                     CALIFORNIA    CALIFORNIA    CALIFORNIA     CALIFORNIA
                                                        PREMIUM       PREMIUM       PREMIUM       DIVIDEND
                                                         INCOME      INCOME 2        INCOME      ADVANTAGE
                                                          (NPC)         (NCL)         (NCU)          (NAC)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                  $757,514      $744,833      $324,441     $1,642,940
Undistributed net ordinary income **                     46,081         3,783            --            121
Undistributed net long-term capital gains               347,730            --       213,601      1,235,021
==========================================================================================================

                                                                                    INSURED        INSURED
                                                     CALIFORNIA    CALIFORNIA    CALIFORNIA     CALIFORNIA
                                                       DIVIDEND      DIVIDEND      DIVIDEND       TAX-FREE
                                                    ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE      ADVANTAGE
                                                          (NVX)         (NZH)         (NKL)          (NKX)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                $1,042,127    $1,925,249      $782,973       $195,333
Undistributed net ordinary income **                         --            --            --             --
Undistributed net long-term capital gains                    --            --        49,448             --
==========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on August 1, 2006, paid on September 1, 2006.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended August 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                        INSURED       INSURED
                                                     CALIFORNIA    CALIFORNIA    CALIFORNIA     CALIFORNIA
                                                        PREMIUM       PREMIUM       PREMIUM       DIVIDEND
                                                         INCOME      INCOME 2        INCOME      ADVANTAGE
                                                          (NPC)         (NCL)         (NCU)          (NAC)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income             $6,489,050   $12,330,721    $5,697,561    $26,436,381
Distributions from net ordinary income **                79,771            --            --             --
Distributions from net long-term capital gains        1,001,943            --        81,625        893,620
==========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

                                                                                    INSURED        INSURED
                                                     CALIFORNIA    CALIFORNIA    CALIFORNIA     CALIFORNIA
                                                       DIVIDEND      DIVIDEND      DIVIDEND       TAX-FREE
                                                    ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE      ADVANTAGE
                                                          (NVX)         (NZH)         (NKL)          (NKX)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income            $15,681,327   $25,609,086   $16,451,218     $5,633,072
Distributions from net ordinary income **                    --            --            --             --
Distributions from net long-term capital gains               --            --            --             --
==========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At August 31, 2006, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                           INSURED                                 INSURED
                                                        CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                           PREMIUM      DIVIDEND     DIVIDEND     TAX-FREE
                                                          INCOME 2   ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE
                                                             (NCL)         (NVX)        (NZH)        (NKX)
----------------------------------------------------------------------------------------------------------
Expiration year:
   2009                                                 $  585,620   $        --   $       --   $       --
   2010                                                    440,510            --           --           --
   2011                                                         --            --    2,849,060      278,553
   2012                                                         --       406,014      323,840           --
   2013                                                         --            --           --           --
   2014                                                         --            --           --       85,788
----------------------------------------------------------------------------------------------------------
Total                                                   $1,026,130      $406,014   $3,172,900     $364,341
==========================================================================================================

Insured California Premium Income 2 (NCL) elected to defer net realized losses from investments incurred from November 1, 2005 through August 31, 2006 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $18,677 were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                         INSURED CALIFORNIA PREMIUM INCOME (NPC)
AVERAGE DAILY NET ASSETS               INSURED CALIFORNIA PREMIUM INCOME 2 (NCL)
(INCLUDING NET ASSETS                            CALIFORNIA PREMIUM INCOME (NCU)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                             CALIFORNIA DIVIDEND ADVANTAGE (NAC)
                                           CALIFORNIA DIVIDEND ADVANTAGE 2 (NVX)
                                           CALIFORNIA DIVIDEND ADVANTAGE 3 (NZH)
AVERAGE DAILY NET ASSETS             INSURED CALIFORNIA DIVIDEND ADVANTAGE (NKL)
(INCLUDING NET ASSETS                INSURED CALIFORNIA TAX-FREE ADVANTAGE (NKX)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of February 28, 2007, the complex-level fee rate was .1837%.

                                                                   COMPLEX-LEVEL
COMPLEX-LEVEL ASSETS(1)                                                 FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of California Dividend Advantage's (NAC) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JULY 31,                                     JULY 31,
--------------------------------------------------------------------------------
1999*                     .30%               2005                           .25%
2000                      .30                2006                           .20
2001                      .30                2007                           .15
2002                      .30                2008                           .10
2003                      .30                2009                           .05
2004                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage (NAC) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of California Dividend Advantage 2's (NVX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
--------------------------------------------------------------------------------
2001*                     .30%               2007                           .25%
2002                      .30                2008                           .20
2003                      .30                2009                           .15
2004                      .30                2010                           .10
2005                      .30                2011                           .05
2006                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 2 (NVX) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of California Dividend Advantage 3's (NZH) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                     .30%               2007                           .25%
2002                      .30                2008                           .20
2003                      .30                2009                           .15
2004                      .30                2010                           .10
2005                      .30                2011                           .05
2006                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 3 (NZH) for any portion of its fees and expenses beyond September 30, 2011.

For the first ten years of Insured California Dividend Advantage's (NKL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
--------------------------------------------------------------------------------
2002*                     .30%               2008                           .25%
2003                      .30                2009                           .20
2004                      .30                2010                           .15
2005                      .30                2011                           .10
2006                      .30                2012                           .05
2007                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Dividend Advantage
(NKL) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured California Tax-Free Advantage's (NKX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                 NOVEMBER 30,
--------------------------------------------------------------------------------

2002*                     .32%               2007                           .32%
2003                      .32                2008                           .24
2004                      .32                2009                           .16
2005                      .32                2010                           .08
2006                      .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Tax-Free Advantage
(NKX) for any portion of its fees and expenses beyond November 30, 2010.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by August 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on April 2, 2007, to shareholders of record on March 15, 2007, as follows:

                                                                                    INSURED        INSURED
                                                     CALIFORNIA    CALIFORNIA    CALIFORNIA     CALIFORNIA
                                                       DIVIDEND      DIVIDEND      DIVIDEND       TAX-FREE
                                                    ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE      ADVANTAGE
                                                          (NVX)         (NZH)         (NKL)          (NKX)
----------------------------------------------------------------------------------------------------------
Dividend per share                                       $.0605        $.0560        $.0565         $.0650
==========================================================================================================
                                                                                    INSURED        INSURED
                                                     CALIFORNIA    CALIFORNIA    CALIFORNIA     CALIFORNIA
                                                       DIVIDEND      DIVIDEND      DIVIDEND       TAX-FREE
                                                    ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE      ADVANTAGE
                                                          (NVX)         (NZH)         (NKL)          (NKX)
----------------------------------------------------------------------------------------------------------
Dividend per share                                       $.0630        $.0630        $.0650         $.0590
==========================================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

                        Financial
                                HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)               $15.58        $ .45       $ .15           $(.10)           $(.02)    $ .48        $(.37)     $(.08)    $ (.45)
2006                   16.21          .92        (.38)           (.18)            (.02)      .34         (.83)      (.14)      (.97)
2005                   16.23          .95         .22            (.10)            (.01)     1.06         (.92)      (.16)     (1.08)
2004                   15.59          .99         .68            (.05)              --      1.62         (.93)      (.05)      (.98)
2003                   16.17          .99        (.45)           (.06)            (.01)      .47         (.97)      (.08)     (1.05)
2002                   16.04         1.05         .03            (.09)              --       .99         (.86)        --       (.86)

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                14.99          .45         .14            (.12)              --       .47         (.34)        --       (.34)
2006                   15.33          .90        (.28)           (.20)              --       .42         (.76)        --       (.76)
2005                   15.12          .91         .29            (.11)              --      1.09         (.88)        --       (.88)
2004                   14.60          .96         .53            (.06)              --      1.43         (.91)        --       (.91)
2003                   15.08          .99        (.51)           (.07)              --       .41         (.89)        --       (.89)
2002                   15.01         1.02        (.02)           (.10)              --       .90         (.83)        --       (.83)

CALIFORNIA PREMIUM
INCOME (NCU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                14.63          .45         .17            (.11)            (.01)      .50         (.34)      (.03)      (.37)
2006                   15.03          .89        (.30)           (.21)              --       .38         (.77)      (.01)      (.78)
2005                   14.51          .90         .60            (.12)              --      1.38         (.86)        --       (.86)
2004                   13.66          .94         .85            (.06)              --      1.73         (.88)        --       (.88)
2003                   14.42          .96        (.78)           (.07)              --       .11         (.87)        --       (.87)
2002                   14.22          .99         .13            (.10)              --      1.02         (.82)        --       (.82)
====================================================================================================================================
                                                                         Total Returns
                                                                      ----------------------
                                                                                     Based
                                 Offering                                               on
                                Costs and      Ending                               Common
                                Preferred      Common                  Based         Share
                                    Share       Share      Ending         on           Net
                             Underwriting   Net Asset      Market     Market         Asset
                                Discounts       Value       Value      Value**       Value**
============================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
--------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                              $ --      $15.61      $15.12       3.24%         3.07%
2006                                   --       15.58       15.08       1.00          2.23
2005                                   --       16.21       15.90       7.58          6.74
2004                                   --       16.23       15.81      11.80         10.64
2003                                   --       15.59       15.07       1.55          2.82
2002                                   --       16.17       15.85       6.73          6.47

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
--------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                                --       15.12       14.35       3.53          3.13
2006                                   --       14.99       14.19       (.63)         2.91
2005                                   --       15.33       15.05       5.10          7.42
2004                                   --       15.12       15.18      12.71         10.02
2003                                   --       14.60       14.32       2.69          2.71
2002                                   --       15.08       14.80       5.57          6.29

CALIFORNIA PREMIUM
INCOME (NCU)
--------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)                                --       14.76       14.18       3.91          3.45
2006                                   --       14.63       14.01       3.14          2.72
2005                                   --       15.03       14.37      11.76          9.75
2004                                   --       14.51       13.67      12.04         12.94
2003                                   --       13.66       13.02       (.91)          .69
2002                                   --       14.42       14.00       4.84          7.48
============================================================================================
                                                                 Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                 Ratios to Average Net Assets
                                      Applicable to Common Shares                   Applicable to Common Shares
                                     Before Credit/Reimbursement                   After Credit/Reimbursement***
                               --------------------------------------------  -------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding      Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
INSURED
CALIFORNIA
PREMIUM
INCOME (NPC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)             $100,794        1.20%*          1.15%*           5.83%*       1.18%*          1.13%*          5.85%*          5%
2006                 100,581        1.16            1.16             5.89         1.15            1.15            5.90            9
2005                 104,510        1.14            1.14             5.85         1.13            1.13            5.86            9
2004                 104,618        1.17            1.17             6.17         1.16            1.16            6.17           25
2003                 100,427        1.17            1.17             6.13         1.16            1.16            6.14           26
2002                 104,137        1.21            1.21             6.65         1.19            1.19            6.66           30

INSURED
CALIFORNIA
PREMIUM
INCOME 2 (NCL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)              192,243        1.23*           1.18*            5.96*        1.21*           1.16*           5.97*           7
2006                 190,571        1.20            1.20             6.05         1.19            1.19            6.05           14
2005                 194,895        1.17            1.17             6.03         1.17            1.17            6.03            7
2004                 192,035        1.19            1.19             6.38         1.19            1.19            6.38           35
2003                 185,181        1.20            1.20             6.53         1.19            1.19            6.54           22
2002                 190,870        1.23            1.23             6.83         1.22            1.22            6.84            6

CALIFORNIA
PREMIUM
INCOME (NCU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)               85,223        1.26*           1.21*            6.11*        1.23*           1.19*           6.13*           2
2006                  84,467        1.23            1.23             6.09         1.21            1.21            6.10           20
2005                  86,785        1.21            1.21             6.08         1.20            1.20            6.09           13
2004                  83,772        1.23            1.23             6.62         1.22            1.22            6.63           19
2003                  78,859        1.24            1.24             6.72         1.24            1.24            6.72           24
2002                  83,249        1.27            1.27             7.07         1.26            1.26            7.08           10
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
INSURED CALIFORNIA PREMIUM INCOME (NPC)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)           $45,000       $25,000      $80,997        $2,346       $63,146
2006               45,000        25,000       80,878            --            --
2005               45,000        25,000       83,061            --            --
2004               45,000        25,000       83,121            --            --
2003               45,000        25,000       80,793            --            --
2002               45,000        25,000       82,854            --            --

INSURED CALIFORNIA PREMIUM INCOME 2 (NCL)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)            95,000        25,000       75,590         3,997        72,865
2006               95,000        25,000       75,150            --            --
2005               95,000        25,000       76,288            --            --
2004               95,000        25,000       75,535            --            --
2003               95,000        25,000       73,732            --            --
2002               95,000        25,000       75,229            --            --

CALIFORNIA PREMIUM INCOME (NCU)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(b)            43,000        25,000       74,548         1,788        72,713
2006               43,000        25,000       74,109            --            --
2005               43,000        25,000       75,456            --            --
2004               43,000        25,000       73,704            --            --
2003               43,000        25,000       70,848            --            --
2002               43,000        25,000       73,400            --            --
================================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the six months ended February 28, 2007.

                                 See accompanying notes to financial statements.


                                  82-83 spread

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)               $15.59        $ .50       $ .11           $(.11)           $(.01)    $ .49        $(.41)     $(.05)    $ (.46)
2006                   15.98         1.01        (.25)           (.21)              --       .55         (.91)      (.03)      (.94)
2005                   15.59         1.04         .50            (.12)              --      1.42         (.98)      (.05)     (1.03)
2004                   14.82         1.05         .76            (.06)              --      1.75         (.98)        --       (.98)
2003                   15.24         1.06        (.47)           (.07)              --       .52         (.94)        --       (.94)
2002                   15.13         1.07          --            (.10)              --       .97         (.86)        --       (.86)

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)                15.36          .48         .10            (.12)              --       .46         (.39)        --       (.39)
2006                   15.63          .97        (.19)           (.21)              --       .57         (.84)        --       (.84)
2005                   14.97          .98         .71            (.12)              --      1.57         (.91)        --       (.91)
2004                   14.18          .99         .77            (.06)              --      1.70         (.91)        --       (.91)
2003                   14.79         1.00        (.62)           (.07)              --       .31         (.89)      (.03)      (.92)
2002                   15.11         1.06        (.40)           (.11)              --       .55         (.87)        --       (.87)

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)                15.03          .48         .15            (.13)              --       .50         (.39)        --       (.39)
2006                   15.31          .97        (.20)           (.22)              --       .55         (.83)        --       (.83)
2005                   14.65          .97         .68            (.13)              --      1.52         (.86)        --       (.86)
2004                   13.72          .98         .88            (.07)              --      1.79         (.86)        --       (.86)
2003                   14.33          .98        (.66)           (.08)              --       .24         (.86)        --       (.86)
2002(b)                14.33          .83         .09            (.08)              --       .84         (.72)        --       (.72)
====================================================================================================================================
                                                                     Total Returns
                                                                  ----------------------
                                                                                 Based
                             Offering                                               on
                            Costs and      Ending                               Common
                            Preferred      Common                  Based         Share
                                Share       Share      Ending         on           Net
                         Underwriting   Net Asset      Market     Market         Asset
                            Discounts       Value       Value      Value**       Value**
========================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
----------------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)                          $ --      $15.62      $15.92       2.59%         3.16%
2006                               --       15.59       15.97       5.47          3.63
2005                               --       15.98       16.07      14.62          9.41
2004                               --       15.59       15.00      12.07         12.11
2003                               --       14.82       14.30       4.79          3.37
2002                               --       15.24       14.55       3.67          6.75

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
----------------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)                            --       15.43       15.24       4.57          3.04
2006                               --       15.36       14.95       4.19          3.82
2005                               --       15.63       15.19      14.98         10.80
2004                               --       14.97       14.08      13.60         12.11
2003                               --       14.18       13.24       (.95)         2.16
2002                               --       14.79       14.28       (.27)         3.90

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
----------------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)                            --       15.14       15.12       4.56          3.38
2006                               --       15.03       14.84       8.50          3.81
2005                               --       15.31       14.49      15.75         10.69
2004                               --       14.65       13.33      11.97         13.36
2003                              .01       13.72       12.71      (3.20)         1.68
2002(b)                          (.12)      14.33       14.00      (1.68)         5.32
========================================================================================
                                                                 Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                 Ratios to Average Net Assets
                                      Applicable to Common Shares                   Applicable to Common Shares
                                     Before Credit/Reimbursement                   After Credit/Reimbursement***
                               --------------------------------------------  -------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding      Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
CALIFORNIA
DIVIDEND
ADVANTAGE (NAC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)             $366,471        1.13%*          1.11%*           6.22%*        .90%*           .88%*          6.46%*          3%
2006                 365,516        1.13            1.13             6.22          .83             .83            6.51           13
2005                 374,265        1.12            1.12             6.22          .75             .75            6.59            4
2004                 365,066        1.14            1.14             6.38          .70             .70            6.83           12
2003                 346,918        1.15            1.15             6.44          .70             .70            6.88           11
2002                 356,821        1.18            1.18             6.76          .72             .72            7.22           33

CALIFORNIA
DIVIDEND
ADVANTAGE 2 (NVX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)              228,237        1.19*           1.14*            5.90*         .80*            .75*           6.29*           3
2006                 227,160        1.16            1.16             5.94          .73             .73            6.36            9
2005                 231,140        1.16            1.16             5.94          .70             .70            6.40            3
2004                 221,395        1.18            1.18             6.24          .72             .72            6.70           13
2003                 209,722        1.18            1.18             6.30          .73             .73            6.75           40
2002                 218,814        1.19            1.19             6.82          .73             .73            7.28           32

CALIFORNIA
DIVIDEND
ADVANTAGE 3 (NZH)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)              365,300        1.17*           1.14*            6.06*         .76*            .73*           6.47*           4
2006                 362,473        1.16            1.16             6.08          .70             .70            6.54           10
2005                 369,262        1.17            1.17             6.05          .70             .70            6.51            5
2004                 353,360        1.20            1.20             6.32          .73             .73            6.78           13
2003                 330,829        1.20            1.20             6.33          .73             .73            6.79           48
2002(b)              345,470        1.15*           1.15*            6.01*         .69*            .69*           6.47*          49
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
CALIFORNIA DIVIDEND ADVANTAGE (NAC)
--------------------------------------------------------------------------------

Year Ended 8/31:
2007(c)          $175,000       $25,000      $77,353        $3,403      $160,116
2006              175,000        25,000       77,217            --            --
2005              175,000        25,000       78,466            --            --
2004              175,000        25,000       77,152            --            --
2003              175,000        25,000       74,560            --            --
2002              175,000        25,000       75,974            --            --

CALIFORNIA DIVIDEND ADVANTAGE 2 (NVX)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)           110,000        25,000       76,872         5,363        64,069
2006              110,000        25,000       76,627            --            --
2005              110,000        25,000       77,532            --            --
2004              110,000        25,000       75,317            --            --
2003              110,000        25,000       72,664            --            --
2002              110,000        25,000       74,731            --            --

CALIFORNIA DIVIDEND ADVANTAGE 3 (NZH)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(c)           187,000        25,000       73,837         4,479       124,309
2006              187,000        25,000       73,459            --            --
2005              187,000        25,000       74,367            --            --
2004              187,000        25,000       72,241            --            --
2003              187,000        25,000       69,229            --            --
2002(b)           187,000        25,000       71,186            --            --
================================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b) For the period September 25, 2001 (commencement of operations) through August 31, 2002.
(c)  For the six months ended February 28, 2007.

                                 See accompanying notes to financial statements.


                                  84-85 spread

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
INSURED CALIFORNIA DIVIDEND ADVANTAGE (NKL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(d)               $15.50        $ .51       $ .14           $(.13)            $ --     $ .52        $(.39)      $ --     $ (.39)
2006                   15.81         1.01        (.25)           (.22)              --       .54         (.85)        --       (.85)
2005                   15.35         1.01         .52            (.12)              --      1.41         (.90)      (.05)      (.95)
2004                   14.60         1.02         .84            (.06)            (.01)     1.79         (.91)      (.13)     (1.04)
2003                   15.14          .99        (.49)           (.07)            (.01)      .42         (.91)      (.05)      (.96)
2002(b)                14.33          .34         .92            (.03)              --      1.23         (.30)        --       (.30)

INSURED CALIFORNIA TAX-FREE ADVANTAGE (NKX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(d)                14.92          .48         .20            (.12)              --       .56         (.35)        --       (.35)
2006                   15.17          .95        (.25)           (.21)              --       .49         (.74)        --       (.74)
2005                   14.62          .96         .57            (.13)              --      1.40         (.85)        --       (.85)
2004                   13.79          .96         .84            (.06)              --      1.74         (.91)        --       (.91)
2003(c)                14.33          .64        (.33)           (.04)              --       .27         (.60)        --       (.60)
====================================================================================================================================
                                                                      Total Returns
                                                                   ----------------------
                                                                                  Based
                              Offering                                               on
                             Costs and      Ending                               Common
                             Preferred      Common                  Based         Share
                                 Share       Share      Ending         on           Net
                          Underwriting   Net Asset      Market     Market         Asset
                             Discounts       Value       Value      Value**       Value**
=========================================================================================
INSURED CALIFORNIA
DIVIDEND
ADVANTAGE (NKL)
-----------------------------------------------------------------------------------------
Year Ended 8/31:
2007(d)                           $ --      $15.63      $15.45        .91%         3.40%
2006                                --       15.50       15.70      10.72          3.62
2005                                --       15.81       15.00       9.00          9.46
2004                                --       15.35       14.67      12.54         12.53
2003                                --       14.60       14.00       (.35)         2.70
2002(b)                           (.12)      15.14       15.00       2.05          7.84

INSURED CALIFORNIA
TAX-FREE
ADVANTAGE (NKX)
-----------------------------------------------------------------------------------------
Year Ended 8/31:
2007(d)                             --       15.13       14.73       5.72          3.81
2006                                --       14.92       14.27       4.56          3.43
2005                                --       15.17       14.38       7.46          9.84
2004                                --       14.62       14.19      11.54         12.86
2003(c)                           (.21)      13.79       13.56      (5.79)          .34
=========================================================================================
                                                                  Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                 Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                      Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net   Portfolio
                    to Common   Including       Excluding       Investment    Including       Excluding      Investment    Turnover
                  Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++      Rate
====================================================================================================================================
INSURED CALIFORNIA
DIVIDEND
ADVANTAGE (NKL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(d)              $238,698        1.19%*          1.14%*           6.10%*        .73%*           .68%*          6.56%*         3%
2006                  236,525        1.17            1.17             6.12          .71             .71            6.58           3
2005                  241,254        1.16            1.16             6.06          .71             .71            6.51           4
2004                  234,186        1.18            1.18             6.28          .72             .72            6.74          14
2003                  222,751        1.18            1.18             6.00          .72             .72            6.46          71
2002(b)               231,062        1.10*           1.10*            4.98*         .60*            .60*           5.47*         12

INSURED CALIFORNIA
TAX-FREE
ADVANTAGE (NKX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2007(d)                89,029        1.25*           1.20*            5.94*         .75*            .70*           6.44*          3
2006                   87,775        1.22            1.22             5.97          .73             .73            6.46           4
2005                   89,272        1.21            1.21             5.95          .73             .73            6.43           3
2004                   86,008        1.23            1.23             6.17          .73             .73            6.67          20
2003(c)                81,141        1.14*           1.14*            5.25*         .67*            .67*           5.72*         45
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
INSURED CALIFORNIA DIVIDEND ADVANTAGE (NKL)
--------------------------------------------------------------------------------

Year Ended 8/31:
2007(d)          $118,000       $25,000      $75,572        $4,985       $72,554
2006              118,000        25,000       75,111            --            --
2005              118,000        25,000       76,113            --            --
2004              118,000        25,000       74,616            --            --
2003              118,000        25,000       72,193            --            --
2002(b)           118,000        25,000       73,954            --            --

INSURED CALIFORNIA TAX-FREE ADVANTAGE (NKX)
--------------------------------------------------------------------------------
Year Ended 8/31:
2007(d)            45,000        25,000       74,460         1,902        71,467
2006               45,000        25,000       73,764            --            --
2005               45,000        25,000       74,595            --            --
2004               45,000        25,000       72,782            --            --
2003(c)            45,000        25,000       70,078            --            --
================================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b) For the period March 25, 2002 (commencement of operations) through August 31, 2002.
(c) For the period November 21, 2002 (commencement of operations) through August 31, 2003.
(d)  For the six months ended February 28, 2007.

                                 See accompanying notes to financial statements.


                                  86-87 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Automatic Dividend
     REINVESTMENT PLAN

NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the ''Plan'') as further described below effective with the close of business on June 1, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

Glossary of
       TERMS USED IN THIS REPORT



AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

For Funds listed on the New York Stock Exchange, each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing approximately $162 billion in assets as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools



                                                                     ESA-B-0207D

Logo: NUVEEN Investments

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured California Premium Income Municipal Fund 2, Inc.
            ----------------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ---------------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: May 4, 2007
    ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ---------------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: May 4, 2007
    ------------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ---------------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: May 4, 2007
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.